UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09253

Allspring Funds Trust

(Exact name of registrant as specified in charter)

525 Market St., San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

Matthew Prasse

Allspring Funds Management, LLC

525 Market St., San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: January 31

Registrant is making a filing for 7 of its series:

Allspring 100% Treasury Money Market Fund, Allspring Government Money Market Fund, Allspring Heritage Money Market Fund, Allspring Money Market Fund, Allspring Municipal Cash Management Money Market Fund, Allspring National Tax-Free Money Market Fund and Allspring Treasury Plus Money Market Fund.

Date of reporting period: July 31, 2022

ITEM 1. REPORT TO STOCKHOLDERS

Semi-Annual Report
July 31, 2022
Government Money Market Funds
■	Allspring Government Money Market Fund

The views expressed and any forward-looking statements are as of July 31, 2022, unless otherwise noted, and are those of the Fund's portfolio managers and/or Allspring Global Investments. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Allspring Global Investments disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

Government Money Market Funds  |  1

Letter to shareholders (unaudited)
Andrew Owen
President
Allspring Funds
Dear Shareholder:
We are pleased to offer you this semi-annual report for Allspring Government Money Market Fund for the six-month period that ended July 31, 2022. Globally, stocks experienced heightened volatility through the period as the global economy faced multiple challenges. Bonds also had poor performance during a difficult period, with major fixed income indexes all down for the six-month period.
Earlier tailwinds provided by global stimulus programs, vaccination rollouts, and recovering consumer and corporate sentiment were more than offset by the highest rate of inflation in four decades, concerns about aggressive central bank rate hikes, more highly contagious COVID-19 variants, and the Russia-Ukraine war. The impact of already-significant supply chain disruptions was made worse by China’s COVID-19 lockdowns.
For the six-month period, U.S. large-cap stocks, non-U.S. developed market equities, and emerging market stocks had substantial losses. Returns from fixed income securities were negative in a period of high inflation and sharply rising interest rates. For the period, U.S. stocks, based on the S&P 500 Index,1 lost 7.81%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 returned -12.40%, while the MSCI Emerging Markets Index (Net) (USD)3 lost 16.24%. Among bond indexes, the Bloomberg U.S. Aggregate Bond Index4 returned -6.14%, the Bloomberg Global Aggregate ex-USD Index (unhedged)5 returned -13.18%, the Bloomberg Municipal Bond Index6 lost 3.95%, and the ICE BofA U.S. High Yield Index7 fell 6.27%.
Rising inflation, COVID, and the Russian invasion of Ukraine drove market performance.
The six-month period began with the Russian invasion of Ukraine, which dominated the financial world in February and March. Equity, bond, and commodities markets were shaken by fear, uncertainty, and an upending of demand-supply dynamics. Major global stock indexes were down in February, along with global bonds overall, with ongoing high levels of volatility in March along with mixed results that favored U.S. large-cap stocks. Prices of commodities spiked, including crude oil, natural gas, wheat, and precious metals, on elevated concerns of supply shortages. All of this fed already-high inflation concerns and added to expectations of more aggressive central bank interest rate hikes. Sweeping sanctions against Russia and corporate pullouts contributed to market volatility. Despite the geopolitical turmoil, the U.S. economic outlook remained largely unchanged, with a healthy job market and robust growth accompanying higher prices.
“ The six-month period began with the Russian invasion of Ukraine, which dominated the financial world in February and March. Equity, bond, and commodities markets were shaken by fear, uncertainty, and an upending of demand-supply dynamics.”

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
[3]	The MSCI Emerging Markets (EM) Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market performance of emerging markets. You cannot invest directly in an index.
[4]	The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.-dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
[5]	The Bloomberg Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.
[6]	The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
[7]	The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2022. ICE Data Indices, LLC. All rights reserved.

2  |  Government Money Market Funds

Letter to shareholders (unaudited)
In April, market volatility continued, with deepening losses across major capital markets, as both the S&P 500 and MSCI ACWI (Net)1 fell 8% or more for the month. The Chinese economy struggled through a strict lockdown as the government tried to contain a major COVID-19 outbreak, creating a global ripple effect that compounded existing supply shortages. This was exacerbated by the impact of the Russia-Ukraine war on global commodities. Meanwhile, U.S. annual inflation raged at 8.5%, its highest level since 1981, and investors braced themselves for aggressive U.S. Federal Reserve (Fed) monetary tightening moves.
Market volatility continued in May, although markets recovered ground late in the month. Value stocks continued to outperform growth stocks. The concerns that had dominated markets for months continued, including high inflation and geopolitical tensions that exacerbated high crude oil, gasoline, and food prices. In response, the Fed raised the federal funds rate by 0.50%, with broad expectations of multiple rate hikes to come. Meanwhile, highly contagious COVID-19 variants persisted. However, labor markets in the U.S., the U.K., and Europe remained strong. The U.S. recorded a 3.6% unemployment rate, although labor market participation remained low. U.S. retail sales for April, released in May, indicated a fourth consecutive monthly increase, reflecting continued consumer resilience.
A historically bad year in financial markets continued in June, with stocks posting further losses en route to their worst first half of a year in 50 years. Bonds didn’t fare much better. Driving the losses were the same factors that have been at play: rising global inflation and fears of recession as central banks increase rates to try to curb inflation, which climbed above 9% in June in the U.S. The Fed raised its short-term rate by another 0.75% in June, ending the month at a 1.50%–1.75% range. Meanwhile, U.S. economic data remained relatively robust as the U.S. unemployment rate held steady at 3.6% and the housing market was only marginally affected, so far, by sharply higher mortgage rates.
Markets rebounded in July, led by U.S. stocks. While evidence began to point to an economic slowdown, and possibly a recession after two consecutive quarters of negative GDP growth, the U.S. labor market remained surprisingly robust: July nonfarm payrolls grew by more than 500,000 and U.S. unemployment dipped to 3.5%. Meanwhile, crude oil and retail gasoline prices, major contributors to recent overall inflation, fell substantially from earlier highs. And while U.S. housing market data indicated a continued rise in home prices, home sales fell as houses became less affordable with mortgage rates at a 13-year high. The Fed raised rates another 0.75% in July and forecasts pointed to continued rate increases.
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Allspring Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Thank you for choosing to invest with Allspring Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,
Andrew Owen
President
Allspring Funds
“ A historically bad year in financial markets continued in June, with stocks posting further losses en route to their worst first half of a year in 50 years.”

For further information about your fund, contact your investment professional, visit our website at allspringglobal.com, or call us directly at 1-800-222-8222.

[1]	The MSCI ACWI (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets. You cannot invest directly in an index.

Government Money Market Funds  |  3

Letter to shareholders (unaudited)
Notice to Shareholders
Russia launched a large-scale invasion of Ukraine on February 24, 2022. As a result of this military action, the United States and many other countries have instituted various economic sanctions against Russian and Belarus individuals and entities. The situation has led to increased financial market volatility and has had severe adverse effects on regional and global economic markets, including the markets for certain securities and commodities, such as oil and natural gas. The extent and duration of the military action, resulting sanctions imposed, other punitive action taken and the resulting market disruptions cannot be easily predicted.
Our solidarity and support goes out to our impacted employees and the people affected in Ukraine and their families. Allspring has a dedicated team of investment professionals actively monitoring the situation for any new developments and the potential impact to our clients and investment products. As the situation remains fluid, we are focused on the assessment of risks, valuation, and liquidity of impacted securities. Please visit our website at allspringglobal.com and click on “Russia-Ukraine Updates” for further information.

4  |  Government Money Market Funds

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Performance highlights (unaudited)
Investment objective	The Fund seeks current income, while preserving capital and liquidity.
Manager	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio managers	Michael C. Bird, CFA®‡, Jeffrey L. Weaver, CFA®‡, Laurie White

Average annual total returns (%) as of July 31, 2022
					Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	Gross	Net [2]
Class A (WFGXX)	11-8-1999	0.15	0.70	0.37	0.60	0.60
Administrator Class (WGAXX)	7-31-2003	0.22	0.86	0.47	0.33	0.33
Institutional Class (GVIXX)	7-28-2003	0.27	0.95	0.53	0.21	0.20
Select Class (WFFXX)[3]	6-30-2015	0.30	1.00	0.57	0.17	0.14
Service Class (NWGXX)	11-16-1987	0.17	0.76	0.40	0.50	0.50
Sweep Class [4]	7-31-2020	0.17	0.59	0.05	0.51	0.50
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment returns will fluctuate. The Fund’s yield figures more closely reflect the current earnings of the Fund than the total return figures. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Money market funds are sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to an investment in the Fund and are described in the Fund’s current prospectus.
For government money market funds: You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[1]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.
[2]	The manager has contractually committed through May 31, 2023, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.60% for Class A, 0.34% for Administrator Class, 0.20% for Institutional Class, 0.14% for Select Class, 0.50% for Service Class and 0.50% for Sweep Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. The manager and/or its affiliates may also voluntarily waive all or a portion of any fees to which they are entitled and/or reimburse certain expenses as they may determine from time to time. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.
[3]	Historical performance shown for the Select Class shares prior to their inception reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to the Institutional Class shares. If these expenses had not been included, returns for the Select Class shares would be higher.
[4]	Historical performance shown for the Sweep Class shares prior to their inception reflects the performance of the Service Class shares, and includes the higher expenses applicable to the Sweep Class shares.

Yield summary (%) as of July 31, 2022
	Class A	Administrator Class	Institutional Class	Select Class	Service Class	Sweep Class
7-day current yield[1]	1.29	1.56	1.68	1.76	1.39	1.38
7-day compound yield	1.30	1.57	1.70	1.78	1.40	1.39
30-day simple yield	1.02	1.28	1.41	1.48	1.12	1.11

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

6  |  Government Money Market Funds

Performance highlights (unaudited)
Yield summary (%) as of July 31, 2022
	Class A	Administrator Class	Institutional Class	Select Class	Service Class	Sweep Class
30-day compound yield	1.02	1.29	1.42	1.49	1.12	1.11

[1]	The manager has contractually committed through May 31, 2023, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses and may also voluntarily waive or reimburse additional fees and expenses which may be discontinued or modified at any time without notice. Without these reductions, the Fund’s 7-day current yield would have been 1.19%, 1.46%, 1.58%, 1.62%, 1.29% and 1.28% for Class A, Administrator Class, Institutional Class, Select Class, Service Class and Sweep Class, respectively.

Government Money Market Funds  |  7

Performance highlights (unaudited)
Portfolio composition as of July 31, 2022[1]
[1]	Figures represent the percentage of the Fund's total investments. These amounts are subject to change and may have changed since the date specified.

Effective maturity distribution as of July 31, 2022[1]
[1]	Figures represent the percentage of the Fund's total investments. These amounts are subject to change and may have changed since the date specified.

Weighted average maturity as of July 31, 2022[1]
25 days
[1]	Weighted Average Maturity (WAM): WAM is an average of the effective maturities of all securities held in the portfolio, weighted by each security’s percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. WAM calculations allow for the maturities of certain securities with demand features or periodic interest rate resets to be shortened. WAM is a way to measure a fund’s sensitivity to potential interest rate changes. WAM is subject to change and may have changed since the date specified.

Weighted average life as of July 31, 2022[1]
88 days
[1]	Weighted Average Life (WAL): WAL is an average of the final maturities of all securities held in the portfolio, weighted by their percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. In contrast to WAM, the calculation of WAL allows for the maturities of certain securities with demand features to be shortened, but not the periodic interest rate resets. WAL is a way to measure a fund’s potential sensitivity to credit spread changes. WAL is subject to change and may have changed since the date specified.

8  |  Government Money Market Funds

Fund expenses (unaudited)
As a shareholder of the Fund, you incur ongoing costs including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from February 1, 2022 to July 31, 2022.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning account value 2-1-2022	Ending account value 7-31-2022	Expenses paid during the period[1]	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,001.44	$1.98	0.40%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.81	$2.01	0.40%
Administrator Class
Actual	$1,000.00	$1,002.11	$1.29	0.26%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.51	$1.30	0.26%
Institutional Class
Actual	$1,000.00	$1,002.60	$0.84	0.17%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.95	$0.85	0.17%
Select Class
Actual	$1,000.00	$1,002.86	$0.60	0.12%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.20	$0.60	0.12%
Service Class
Actual	$1,000.00	$1,001.68	$1.74	0.35%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.06	$1.76	0.35%
Sweep Class
Actual	$1,000.00	$1,001.67	$1.79	0.36%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.01	$1.81	0.36%
1 Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half-year period).

Government Money Market Funds  |  9

Portfolio of investments—July 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Corporate bonds and notes: 0.03%
Mitchell 2019 Irrevocable Life Insurance Trust §	2.44%	9-1-2059	$ 18,495,000	$ 18,495,000
Renaissance 88 Company LP §	2.45	3-1-2062	19,000,000	19,000,000
Total Corporate bonds and notes (Cost $37,495,000)				37,495,000
Government agency debt: 10.03%
FFCB ☼	0.10	9-19-2022	20,000,000	19,997,278
FFCB	0.13	9-12-2022	425,000,000	424,994,715
FFCB ☼	0.15	10-6-2022	5,000,000	4,998,625
FFCB ☼	0.25	10-26-2022	15,000,000	14,991,042
FFCB ☼	0.89	10-5-2022	40,000,000	39,935,722
FFCB ☼	1.16	2-21-2023	35,000,000	34,771,917
FFCB	1.60	10-13-2022	15,000,000	15,044,453
FFCB (U.S. SOFR +0.02%) ±	2.30	6-23-2023	235,000,000	234,946,324
FFCB (U.S. SOFR +0.04%) ±	2.32	5-19-2023	35,000,000	34,998,585
FFCB (U.S. SOFR +0.04%) ±	2.32	9-20-2023	75,000,000	75,000,000
FFCB (U.S. SOFR +0.04%) ±	2.32	11-2-2023	25,000,000	24,996,828
FFCB (U.S. SOFR +0.04%) ±	2.32	12-15-2023	250,000,000	249,965,328
FFCB (U.S. SOFR +0.04%) ±	2.32	2-2-2024	130,000,000	130,000,000
FFCB (U.S. SOFR +0.04%) ±	2.32	2-5-2024	120,000,000	120,000,000
FFCB (U.S. SOFR +0.04%) ±	2.32	2-9-2024	125,000,000	125,000,000
FFCB (U.S. SOFR +0.04%) ±	2.32	3-4-2024	90,000,000	90,000,000
FFCB (U.S. SOFR +0.05%) ±	2.33	8-22-2023	110,000,000	110,020,557
FFCB (U.S. SOFR +0.05%) ±	2.33	9-29-2023	65,000,000	65,000,000
FFCB (U.S. SOFR +0.05%) ±	2.33	10-16-2023	90,000,000	90,000,000
FFCB (U.S. SOFR +0.05%) ±	2.33	11-9-2023	50,000,000	50,000,000
FFCB (U.S. SOFR +0.05%) ±	2.33	1-18-2024	115,000,000	115,000,000
FFCB (U.S. SOFR +0.05%) ±	2.33	2-15-2024	190,000,000	190,000,000
FFCB (U.S. SOFR +0.05%) ±	2.33	2-20-2024	90,000,000	90,000,000
FFCB (U.S. SOFR +0.05%) ±	2.33	3-1-2024	115,000,000	115,000,000
FFCB (U.S. SOFR +0.05%) ±	2.33	3-11-2024	95,000,000	95,000,000
FFCB (U.S. SOFR +0.05%) ±	2.33	4-4-2024	245,000,000	245,000,000
FFCB (U.S. SOFR +0.05%) ±	2.33	4-12-2024	170,000,000	170,000,000
FFCB (U.S. SOFR +0.05%) ±	2.33	4-26-2024	110,000,000	110,000,000
FFCB (U.S. SOFR +0.05%) ±	2.33	5-9-2024	130,000,000	130,000,000
FFCB (U.S. SOFR +0.06%) ±	2.34	1-13-2023	165,000,000	165,000,000
FFCB (U.S. SOFR +0.06%) ±	2.34	1-20-2023	98,000,000	98,000,000
FFCB (U.S. SOFR +0.06%) ±	2.34	2-9-2023	120,000,000	120,000,000
FFCB (U.S. SOFR +0.06%) ±	2.34	5-13-2024	98,250,000	98,258,832
FFCB (U.S. SOFR +0.08%) ±	2.36	10-14-2022	165,000,000	165,000,000
FFCB (U.S. SOFR +0.08%) ±	2.36	11-3-2022	110,000,000	110,000,000
FFCB (U.S. SOFR +0.09%) ±	2.37	10-7-2022	140,000,000	140,000,000
FFCB (U.S. Federal Funds Effective Rate +0.06%) ±	2.39	1-19-2023	200,000,000	199,995,264
FFCB (U.S. SOFR +0.12%) ±	2.40	12-8-2023	50,000,000	50,054,770
FFCB (U.S. Treasury 3 Month Bill Money Market Yield (0.04)%) ±	2.50	3-28-2024	100,000,000	100,000,000
FFCB (U.S. Treasury 3 Month Bill Money Market Yield (0.02)%) ±	2.52	1-29-2024	50,000,000	50,022,609
FFCB (U.S. Treasury 3 Month Bill Money Market Yield +0.02%) ±	2.56	7-17-2023	185,000,000	184,977,493
FFCB (U.S. Treasury 3 Month Bill Money Market Yield +0.03%) ±	2.56	7-27-2023	150,000,000	149,992,494
FFCB (U.S. Treasury 3 Month Bill Money Market Yield +0.04%) ±	2.57	5-17-2023	185,000,000	185,000,000
The accompanying notes are an integral part of these financial statements.

10  |  Government Money Market Funds

Portfolio of investments—July 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Government agency debt (continued)
FFCB (U.S. Treasury 3 Month Bill Money Market Yield +0.06%) ±	2.60%	8-1-2022	$ 260,000,000	$ 260,000,000
FFCB (U.S. Treasury 3 Month Bill Money Market Yield +0.07%) ±	2.60	10-31-2022	100,000,000	100,000,000
FFCB (U.S. Treasury 3 Month Bill Money Market Yield +0.07%) ±	2.61	10-19-2022	195,000,000	195,000,000
FHLB	0.13	8-12-2022	25,950,000	25,950,029
FHLB	0.21	12-2-2022	385,000,000	385,000,000
FHLB	0.21	12-12-2022	250,000,000	250,000,000
FHLB øø	1.02	3-30-2023	250,000,000	250,000,000
FHLB øø	1.13	3-30-2023	52,750,000	52,750,000
FHLB øø	1.13	3-30-2023	200,000,000	200,000,000
FHLB ☼	1.21	9-19-2022	500,000,000	499,183,333
FHLB øø	1.28	4-5-2023	250,000,000	250,000,000
FHLB øø	1.35	4-12-2023	150,000,000	150,000,000
FHLB	1.38	2-17-2023	37,650,000	37,693,526
FHLB øø	1.85	5-4-2023	250,000,000	250,000,000
FHLB	1.88	12-9-2022	69,140,000	69,373,948
FHLB	1.98	2-10-2023	250,000,000	250,000,000
FHLB	2.13	3-10-2023	81,620,000	81,798,518
FHLB	2.28	6-30-2023	250,000,000	250,000,000
FHLB	2.34	7-3-2023	300,000,000	300,000,000
FHLB	2.40	7-7-2023	200,000,000	200,000,000
FHLB	2.42	7-7-2023	250,000,000	250,000,000
FHLMC øø	1.65	5-23-2023	350,000,000	350,000,000
FHLMC øø	2.00	5-26-2023	200,000,000	200,000,000
FHLMC (U.S. SOFR +0.10%) ±	2.38	9-9-2022	200,000,000	200,000,000
FNMA	1.38	9-6-2022	25,000,000	25,013,535
U.S. International Development Finance Corporation (U.S. Treasury 3 Month Bill +0.00%) §±	2.00	1-20-2027	51,000,000	51,000,000
U.S. International Development Finance Corporation (U.S. Treasury 3 Month Bill +0.00%) §±	2.00	1-20-2035	3,681,600	3,681,600
U.S. International Development Finance Corporation (U.S. Treasury 3 Month Bill +0.00%) §±	2.00	1-20-2035	11,044,800	11,044,800
U.S. International Development Finance Corporation (U.S. Treasury 3 Month Bill +0.00%) §±	2.00	4-20-2035	4,646,500	4,646,500
U.S. International Development Finance Corporation (U.S. Treasury 3 Month Bill +0.00%) §±	2.00	4-20-2035	16,262,750	16,262,750
U.S. International Development Finance Corporation (U.S. Treasury 3 Month Bill +0.00%) §±	2.00	11-20-2037	14,918,445	14,918,445
U.S. International Development Finance Corporation (U.S. Treasury 3 Month Bill +0.00%) §±	2.15	11-15-2025	4,863,158	4,863,158
U.S. International Development Finance Corporation (U.S. Treasury 3 Month Bill +0.00%) §±	2.15	10-15-2032	16,925,641	16,925,641
U.S. International Development Finance Corporation (U.S. Treasury 3 Month Bill +0.00%) §±	2.15	6-15-2034	14,238,889	14,238,889
U.S. International Development Finance Corporation (U.S. Treasury 3 Month Bill +0.00%) §±	2.30	7-9-2026	37,574,000	37,574,000
U.S. International Development Finance Corporation (U.S. Treasury 3 Month Bill +0.00%) §±	2.30	1-15-2030	11,320,754	11,320,754
U.S. International Development Finance Corporation (U.S. Treasury 3 Month Bill +0.00%) §±	2.34	11-15-2023	7,500,000	7,500,000
U.S. International Development Finance Corporation (U.S. Treasury 3 Month Bill +0.00%) §±	2.34	7-19-2027	6,666,667	6,666,667
The accompanying notes are an integral part of these financial statements.

Government Money Market Funds  |  11

Portfolio of investments—July 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Government agency debt (continued)
U.S. International Development Finance Corporation (U.S. Treasury 3 Month Bill +0.00%) §±	2.34%	9-20-2027	$ 18,749,999	$ 18,749,999
U.S. International Development Finance Corporation (U.S. Treasury 3 Month Bill +0.00%) §±	2.34	7-7-2040	10,027,611	10,027,611
U.S. International Development Finance Corporation (U.S. Treasury 3 Month Bill +0.00%) §±	2.34	7-7-2040	7,839,768	7,839,768
U.S. International Development Finance Corporation (U.S. Treasury 3 Month Bill +0.00%) §±	2.34	7-7-2040	13,218,215	13,218,215
U.S. International Development Finance Corporation (U.S. Treasury 3 Month Bill +0.00%) §±	2.38	9-2-2031	16,604,000	16,604,000
U.S. International Development Finance Corporation (U.S. Treasury 3 Month Bill +0.00%) §±	2.38	9-2-2031	9,759,001	9,759,001
U.S. International Development Finance Corporation (U.S. Treasury 3 Month Bill +0.00%) §±	2.38	9-2-2031	14,802,466	14,802,466
U.S. International Development Finance Corporation (U.S. Treasury 3 Month Bill +0.00%) §±	2.38	9-30-2031	9,535,160	9,535,160
U.S. International Development Finance Corporation (U.S. Treasury 3 Month Bill +0.00%) §±	2.38	12-20-2031	57,441,861	57,441,861
U.S. International Development Finance Corporation (U.S. Treasury 3 Month Bill +0.00%) §±	2.38	5-15-2033	2,901,303	2,901,303
U.S. International Development Finance Corporation (U.S. Treasury 3 Month Bill +0.00%) §±	2.38	1-20-2035	9,572,160	9,572,160
U.S. International Development Finance Corporation (U.S. Treasury 3 Month Bill +0.00%) §±	2.38	1-15-2040	204,000	204,000
U.S. International Development Finance Corporation Series 1 (U.S. Treasury 3 Month Bill +0.00%) §±	2.34	3-15-2030	18,000,000	18,000,000
U.S. International Development Finance Corporation Series 1 (U.S. Treasury 3 Month Bill +0.00%) §±	2.38	9-30-2031	3,754,000	3,754,000
U.S. International Development Finance Corporation Series 1 (U.S. Treasury 3 Month Bill +0.00%) §±	2.38	1-15-2040	340,000	340,000
U.S. International Development Finance Corporation Series 1 (U.S. Treasury 3 Month Bill +0.00%) §±	2.38	1-15-2040	136,000	136,000
U.S. International Development Finance Corporation Series 1 (U.S. Treasury 3 Month Bill +0.00%) §±	2.40	7-5-2038	8,366,400	8,366,400
U.S. International Development Finance Corporation Series 2 (U.S. Treasury 3 Month Bill +0.00%) §±	2.00	11-20-2037	11,000,000	11,000,000
U.S. International Development Finance Corporation Series 2 (U.S. Treasury 3 Month Bill +0.00%) §±	2.34	9-20-2038	3,458,586	3,458,586
U.S. International Development Finance Corporation Series 2 (U.S. Treasury 3 Month Bill +0.00%) §±	2.38	9-30-2031	8,784,360	8,784,360
U.S. International Development Finance Corporation Series 271 (U.S. Treasury 3 Month Bill +0.00%) §±	2.38	7-7-2040	18,232,020	18,232,020
U.S. International Development Finance Corporation Series 3 (U.S. Treasury 3 Month Bill +0.00%) §±	2.35	12-15-2026	2,700,000	2,700,000
U.S. International Development Finance Corporation Series 3 (U.S. Treasury 3 Month Bill +0.00%) §±	2.38	9-2-2031	11,149,586	11,149,586
U.S. International Development Finance Corporation Series 4 (U.S. Treasury 3 Month Bill +0.00%) §±	2.00	1-20-2035	8,283,600	8,283,600
U.S. International Development Finance Corporation Series 4 (U.S. Treasury 3 Month Bill +0.00%) §±	2.00	4-20-2035	4,646,500	4,646,500
U.S. International Development Finance Corporation Series 4 (U.S. Treasury 3 Month Bill +0.00%) §±	2.15	11-15-2033	18,598,291	18,598,291
U.S. International Development Finance Corporation Series 4 (U.S. Treasury 3 Month Bill +0.00%) §±	2.38	9-2-2031	2,905,700	2,905,700
U.S. International Development Finance Corporation Series 4 (U.S. Treasury 3 Month Bill +0.00%) §±	2.38	9-30-2031	5,105,440	5,105,440
The accompanying notes are an integral part of these financial statements.

12  |  Government Money Market Funds

Portfolio of investments—July 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Government agency debt (continued)
U.S. International Development Finance Corporation Series 5 (U.S. Treasury 3 Month Bill +0.00%) §±	2.00%	1-20-2035	$ 9,111,960	$ 9,111,960
U.S. International Development Finance Corporation Series 5 (U.S. Treasury 3 Month Bill +0.00%) §±	2.38	9-2-2031	9,754,850	9,754,850
U.S. International Development Finance Corporation Series 5 (U.S. Treasury 3 Month Bill +0.00%) §±	2.38	9-30-2031	5,255,600	5,255,600
U.S. International Development Finance Corporation Series 6 (U.S. Treasury 3 Month Bill +0.00%) §±	2.00	4-20-2035	8,270,770	8,270,770
U.S. International Development Finance Corporation Series 6 (U.S. Treasury 3 Month Bill +0.00%) §±	2.34	7-7-2040	4,466,845	4,466,845
U.S. International Development Finance Corporation Series 6 (U.S. Treasury 3 Month Bill +0.00%) §±	2.38	9-30-2031	15,241,240	15,241,240
U.S. International Development Finance Corporation Series 7 (U.S. Treasury 3 Month Bill +0.00%) §±	2.00	1-20-2035	2,669,160	2,669,160
U.S. International Development Finance Corporation Series 7 (U.S. Treasury 3 Month Bill +0.00%) §±	2.38	9-30-2031	6,006,400	6,006,400
U.S. International Development Finance Corporation Series 8 (U.S. Treasury 3 Month Bill +0.00%) §±	2.38	9-30-2031	11,262,000	11,262,000
U.S. International Development Finance Corporation Series 9 (U.S. Treasury 3 Month Bill +0.00%) §±	2.15	5-15-2030	18,598,000	18,598,000
U.S. International Development Finance Corporation Series 9 (U.S. Treasury 3 Month Bill +0.00%) §±	2.38	9-30-2031	3,528,760	3,528,760
Total Government agency debt (Cost $10,703,650,541)				10,703,650,541
Municipal obligations: 0.02%
Colorado: 0.02%
Variable rate demand notes ø: 0.02%
Colorado HFA Single Family Mortgage Bonds Class I Series 2022 D-2 (Housing revenue, GNMA Insured, FHLB SPA)	2.32	5-1-2042	16,000,000	16,000,000
Other: 0.00%
Variable rate demand notes ø: 0.00%
FHLMC MFHR Series M006 Class A (Housing revenue)	2.45	10-15-2045	3,333,252	3,333,252
Total Municipal obligations (Cost $19,333,252)				19,333,252
Other instruments: 0.15%
ASC Mercer Island LLC §øø	2.45	6-1-2057	33,900,000	33,900,000
Brandon Place Partners Series 2018 §øø	2.45	12-1-2058	15,335,000	15,335,000
Hacienda Senior Villas Series C §øø	2.45	12-1-2058	20,575,000	20,575,000
La Mesa Senior Living LP Secured §øø	2.45	8-1-2057	48,125,000	48,125,000
Plaza Patria Court Limited §øø	2.45	12-1-2058	17,325,000	17,325,000
Rohnert Park 668 LP Series A §øø	2.45	6-1-2058	20,920,000	20,920,000
Southside Brookshore §øø	2.45	9-1-2059	5,000,000	5,000,000
Total Other instruments (Cost $161,180,000)				161,180,000
Repurchase agreements^^: 58.91%
Bank of America, dated 7/29/2022, maturity value $900,165,000 (01)	2.20	8-1-2022	900,000,000	900,000,000
Bank of America National Association, dated 7/29/2022, maturity value $556,531,648 (02)	2.30	8-1-2022	556,425,000	556,425,000
The accompanying notes are an integral part of these financial statements.

Government Money Market Funds  |  13

Portfolio of investments—July 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Repurchase agreements (continued)
Bank of Montreal, dated 11/10/2021, maturity value $50,050,333 (03) §∂øø	0.12%	9-8-2022	$ 50,000,000	$ 50,000,000
Barclays Bank plc, dated 7/29/2022, maturity value $628,120,367 (04)	2.30	8-1-2022	628,000,000	628,000,000
BNP Paribas Securities Corporation, dated 7/29/2022, maturity value $100,019,167 (05)	2.30	8-1-2022	100,000,000	100,000,000
Canadian Imperial Bank of Commerce, dated 7/29/2022, maturity value $100,019,167 (06)	2.30	8-1-2022	100,000,000	100,000,000
Citibank National Association, dated 7/29/2022, maturity value $250,047,917 (07)	2.30	8-1-2022	250,000,000	250,000,000
Citibank National Association, dated 7/28/2022, maturity value $250,111,806 (08)	2.30	8-4-2022	250,000,000	250,000,000
Citigroup Global Markets Incorporated, dated 7/29/2022, maturity value $1,150,220,417 (09)	2.30	8-1-2022	1,150,000,000	1,150,000,000
Citigroup Global Markets Incorporated, dated 7/28/2022, maturity value $250,079,861 (10)	2.30	8-2-2022	250,000,000	250,000,000
Daiwa Capital Markets America Incorporated, dated 7/29/2022, maturity value $500,095,833 (11)	2.30	8-1-2022	500,000,000	500,000,000
Deutsche Bank Securities, dated 7/29/2022, maturity value $500,095,833 (12)	2.30	8-1-2022	500,000,000	500,000,000
Federal Reserve Bank of New York, dated 7/29/2022, maturity value $46,508,912,500 (13)	2.30	8-1-2022	46,500,000,000	46,500,000,000
Goldman Sachs & Company, dated 7/29/2022, maturity value $331,027,583 (14)	1.00	8-1-2022	331,000,000	331,000,000
Goldman Sachs & Company, dated 7/29/2022, maturity value $100,018,500 (15)	2.22	8-1-2022	100,000,000	100,000,000
ING Financial Markets LLC, dated 7/28/2022, maturity value $751,588,125 (16)	2.31	8-30-2022	750,000,000	750,000,000
JP Morgan Securities, dated 7/29/2022, maturity value $250,047,917 (17)	2.30	8-1-2022	250,000,000	250,000,000
Mitsubishi Bank, dated 7/28/2022, maturity value $500,223,611 (18)	2.30	8-4-2022	500,000,000	500,000,000
Mizuho Bank, dated 7/29/2022, maturity value $250,047,917 (19)	2.30	8-1-2022	250,000,000	250,000,000
MUFG Securities Canada Limited, dated 7/29/2022, maturity value $2,000,383,333 (20)	2.30	8-1-2022	2,000,000,000	2,000,000,000
MUFG Securities Canada Limited, dated 7/28/2022, maturity value $1,503,176,250 (21)	2.31	8-30-2022	1,500,000,000	1,500,000,000
Nomura Securities Company Limited, dated 7/29/2022, maturity value $1,500,287,500 (22)	2.30	8-1-2022	1,500,000,000	1,500,000,000
RBC Dominion Securities, dated 7/29/2022, maturity value $600,110,000 (23)	2.20	8-1-2022	600,000,000	600,000,000
Royal Bank of Canada Dominion Securities, dated 7/29/2022, maturity value $1,500,287,500 (24)	2.30	8-1-2022	1,500,000,000	1,500,000,000
Standard Chartered Bank, dated 7/29/2022, maturity value $250,047,917 (25)	2.30	8-1-2022	250,000,000	250,000,000
Sumitomo Mitsui Banking Corporation, dated 5/16/2022, maturity value $423,504,385 (26) ∂	1.33	8-16-2022	422,069,817	422,069,817
Sumitomo Mitsui Banking Corporation, dated 6/2/2022, maturity value $238,514,542 (27) ∂	1.50	9-2-2022	237,603,728	237,603,728
Sumitomo Mitsui Banking Corporation, dated 6/16/2022, maturity value $148,495,042 (28) ∂	1.90	9-16-2022	147,777,500	147,777,500
Sumitomo Mitsui Banking Corporation, dated 6/21/2022, maturity value $100,924,001 (29) ∂	2.08	9-15-2022	100,425,000	100,425,000
The accompanying notes are an integral part of these financial statements.

14  |  Government Money Market Funds

Portfolio of investments—July 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Repurchase agreements (continued)
Sumitomo Mitsui Banking Corporation, dated 7/27/2022, maturity value $414,355,829 (30)	2.35%	8-10-2022	$ 413,977,500	$ 413,977,500
TD Securities USA Incorporated, dated 7/29/2022, maturity value $300,057,500 (31)	2.30	8-1-2022	300,000,000	300,000,000
Total Repurchase agreements (Cost $62,887,278,545)				62,887,278,545
U.S. Treasury securities: 27.82%
U.S. Treasury Bill ☼	0.11	10-6-2022	1,280,000,000	1,279,748,777
U.S. Treasury Bill ☼	0.16	11-3-2022	930,000,000	929,618,713
U.S. Treasury Bill ☼	0.39	12-29-2022	70,000,000	69,886,250
U.S. Treasury Bill ☼	0.62	1-26-2023	40,000,000	39,877,773
U.S. Treasury Bill ☼	0.97	8-16-2022	500,000,000	499,798,958
U.S. Treasury Bill ☼	1.18	9-8-2022	310,000,000	309,921,166
U.S. Treasury Bill ☼	1.65	9-22-2022	75,000,000	74,905,642
U.S. Treasury Bill ☼	1.83	8-23-2022	250,000,000	249,834,694
U.S. Treasury Bill ☼	1.86	10-13-2022	500,000,000	498,754,184
U.S. Treasury Bill ☼	2.18	10-20-2022	250,000,000	249,301,111
U.S. Treasury Bill ☼	2.20	12-15-2022	250,000,000	247,948,194
U.S. Treasury Note	0.13	8-31-2022	230,000,000	230,006,352
U.S. Treasury Note	0.13	9-30-2022	885,000,000	885,047,521
U.S. Treasury Note	0.13	10-31-2022	1,940,000,000	1,940,089,041
U.S. Treasury Note	0.13	11-30-2022	1,220,000,000	1,219,798,449
U.S. Treasury Note	0.13	12-31-2022	395,000,000	394,654,540
U.S. Treasury Note	0.13	2-28-2023	70,000,000	69,534,573
U.S. Treasury Note	0.13	4-30-2023	845,000,000	832,642,366
U.S. Treasury Note	0.13	5-15-2023	460,000,000	452,228,036
U.S. Treasury Note	0.25	4-15-2023	185,000,000	182,488,734
U.S. Treasury Note	1.38	10-15-2022	620,000,000	621,564,157
U.S. Treasury Note	1.38	2-15-2023	150,000,000	149,827,667
U.S. Treasury Note	1.38	6-30-2023	80,000,000	79,253,582
U.S. Treasury Note	1.50	8-15-2022	100,000,000	100,054,394
U.S. Treasury Note	1.50	9-15-2022	225,000,000	225,388,834
U.S. Treasury Note	1.50	1-15-2023	100,000,000	99,967,842
U.S. Treasury Note	1.63	8-15-2022	240,000,000	240,142,045
U.S. Treasury Note	1.63	8-31-2022	470,000,000	470,588,761
U.S. Treasury Note	1.63	11-15-2022	205,000,000	205,606,104
U.S. Treasury Note	1.75	9-30-2022	592,000,000	593,607,391
U.S. Treasury Note	1.75	1-31-2023	75,000,000	75,062,793
U.S. Treasury Note	1.75	5-15-2023	120,000,000	119,522,149
U.S. Treasury Note	1.88	8-31-2022	170,000,000	170,244,526
U.S. Treasury Note	1.88	9-30-2022	130,000,000	130,379,219
U.S. Treasury Note	1.88	10-31-2022	40,000,000	40,176,158
U.S. Treasury Note	2.00	10-31-2022	180,000,000	180,824,305
U.S. Treasury Note	2.00	11-30-2022	400,000,000	402,188,720
U.S. Treasury Note	2.13	12-31-2022	170,000,000	171,267,240
U.S. Treasury Note (U.S. Treasury 3 Month Bill Money Market Yield (0.08)%) ±	2.46	4-30-2024	700,000,000	699,219,797
U.S. Treasury Note	2.50	3-31-2023	75,000,000	75,424,600
U.S. Treasury Note (U.S. Treasury 3 Month Bill Money Market Yield (0.02)%) ±	2.52	1-31-2024	371,000,000	371,264,312
U.S. Treasury Note (U.S. Treasury 3 Month Bill Money Market Yield +0.03%) ±	2.57	4-30-2023	3,600,000,000	3,600,075,503
U.S. Treasury Note (U.S. Treasury 3 Month Bill Money Market Yield +0.03%) ±	2.57	7-31-2023	3,150,000,000	3,150,063,640
The accompanying notes are an integral part of these financial statements.

Government Money Market Funds  |  15

Portfolio of investments—July 31, 2022 (unaudited)

		Interest rate	Maturity date	Principal	Value
U.S. Treasury securities (continued)
U.S. Treasury Note (U.S. Treasury 3 Month Bill Money Market Yield +0.04%) ±		2.57%	10-31-2023	$ 2,190,000,000	$ 2,190,072,222
U.S. Treasury Note (U.S. Treasury 3 Month Bill Money Market Yield +0.06%) ±		2.59	10-31-2022	2,430,000,000	2,429,989,660
U.S. Treasury Note (U.S. Treasury 3 Month Bill Money Market Yield +0.05%) ±		2.59	1-31-2023	2,300,000,000	2,300,225,861
U.S. Treasury Note		2.63	2-28-2023	150,000,000	150,786,140
Total U.S. Treasury securities (Cost $29,698,872,696)					29,698,872,696
Total investments in securities (Cost $103,507,810,034)	96.96%				103,507,810,034
Other assets and liabilities, net	3.04				3,246,408,610
Total net assets	100.00%				$106,754,218,644

§	The security is subject to a demand feature which reduces the effective maturity.
±	Variable rate investment. The rate shown is the rate in effect at period end.
øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
^^	Collateralized by:
(01) U.S. government securities, 1.13% to 6.25%, 8-15-2023 to 5-15-2051, fair value including accrued interest is $918,000,118.
(02) U.S. government securities, 3.00% to 3.50%, 7-20-2045 to 1-20-2050, fair value including accrued interest is $573,117,750.
(03) U.S. government securities, 0.00% to 6.88%, 8-15-2022 to 2-15-2051, fair value including accrued interest is $51,000,077.
(04) U.S. government securities, 0.00% to 7.63%, 7-31-2022 to 2-15-2052, fair value including accrued interest is $640,560,038.
(05) U.S. government securities, 2.00% to 7.00%, 4-15-2029 to 7-1-2052, fair value including accrued interest is $103,000,000.
(06) U.S. government securities, 1.66% to 5.50%, 10-1-2027 to 7-1-2052, fair value including accrued interest is $103,000,000.
(07) U.S. government securities, 2.50% to 4.00%, 5-1-2027 to 9-1-2042, fair value including accrued interest is $257,091,634.
(08) U.S. government securities, 0.00% to 8.00%, 9-15-2022 to 3-20-2072, fair value including accrued interest is $255,040,171.
(09) U.S. government securities, 2.00% to 5.50%, 2-20-2052 to 6-20-2052, fair value including accrued interest is $1,184,500,867.
(10) U.S. government securities, 0.13%, 5-15-2023, fair value including accrued interest is $255,000,026.
(11) U.S. government securities, 0.00% to 7.13%, 10-31-2022 to 7-20-2052, fair value including accrued interest is $514,576,916.
(12) U.S. government securities, 0.00% to 7.13%, 8-4-2022 to 6-1-2052, fair value including accrued interest is $512,232,100.
(13) U.S. government securities, 0.13% to 4.25%, 11-15-2022 to 11-15-2045, fair value including accrued interest is $46,508,912,588.
(14) U.S. government securities, 1.63%, 11-15-2050, fair value including accrued interest is $337,620,055.
(15) U.S. government securities, 2.50% to 4.00%, 7-20-2026 to 11-20-2050, fair value including accrued interest is $103,000,000.
(16) U.S. government securities, 1.50% to 8.00%, 4-1-2028 to 2-1-2057, fair value including accrued interest is $772,500,001.
(17) U.S. government securities, 0.88% to 7.00%, 10-25-2027 to 8-1-2052, fair value including accrued interest is $257,187,944.
(18) U.S. government securities, 0.00% to 9.56%, 4-1-2024 to 7-1-2052, fair value including accrued interest is $514,211,740.
(19) U.S. government securities, 0.00%, 8-11-2022 to 5-18-2023, fair value is $255,000,027.
(20) U.S. government securities, 0.00% to 7.00%, 1-5-2023 to 6-20-2072, fair value including accrued interest is $2,057,224,358.
(21) U.S. government securities, 0.00% to 6.50%, 8-15-2022 to 1-15-2063, fair value including accrued interest is $1,537,899,723.
(22) U.S. government securities, 0.00% to 8.88%, 8-15-2022 to 12-15-2042, fair value including accrued interest is $1,530,000,000.
(23) U.S. government securities, 1.13% to 2.88%, 4-30-2023 to 2-15-2031, fair value including accrued interest is $612,000,012.
(24) U.S. government securities, 0.00% to 5.50%, 3-15-2024 to 5-20-2052, fair value including accrued interest is $1,541,683,220.
(25) U.S. government securities, 0.13% to 4.75%, 11-30-2022 to 2-20-2052, fair value including accrued interest is $255,162,072.
(26) U.S. government securities, 2.25% to 4.00%, 11-20-2043 to 2-15-2052, fair value including accrued interest is $433,086,389.
(27) U.S. government securities, 1.25% to 3.50%, 7-31-2023 to 2-15-2052, fair value including accrued interest is $243,741,044.
(28) U.S. government securities, 3.50%, 7-1-2047 to 5-1-2048, fair value including accrued interest is $152,280,805.
(29) U.S. government securities, 3.50%, 1-20-2050, fair value including accrued interest is $103,477,910.
(30) U.S. government securities, 1.63%, 8-15-2029, fair value including accrued interest is $422,346,727.
(31) U.S. government securities, 2.50% to 5.00%, 8-25-2051 to 7-1-2052, fair value including accrued interest is $309,000,000.
∂	The security represents a long-dated and extendible repurchase agreement which automatically renews on previously set terms. The maturity date represents the next put date.
☼	Zero coupon security. The rate represents the current yield to maturity.

The accompanying notes are an integral part of these financial statements.

16  |  Government Money Market Funds

Portfolio of investments—July 31, 2022 (unaudited)

Abbreviations:
FFCB	Federal Farm Credit Banks
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
HFA	Housing Finance Authority
MFHR	Multifamily housing revenue
SOFR	Secured Overnight Financing Rate
SPA	Standby purchase agreement
The accompanying notes are an integral part of these financial statements.

Government Money Market Funds  |  17

Statement of assets and liabilities—July 31, 2022 (unaudited)

Assets
Investments in unaffiliated securities, at amortized cost	$ 40,620,531,489
Investments in repurchase agreements, at amortized cost	62,887,278,545
Cash	765,547
Receivable for investments sold	3,165,000,000
Receivable for interest	144,723,528
Receivable for Fund shares sold	1,845,111
Prepaid expenses and other assets	2,315,658
Total assets	106,822,459,878
Liabilities
Dividends payable	59,305,830
Administration fees payable	4,829,872
Management fee payable	1,635,743
Payable for Fund shares redeemed	1,480,310
Distribution fee payable	95,440
Trustees’ fees and expenses payable	633
Accrued expenses and other liabilities	893,406
Total liabilities	68,241,234
Total net assets	$106,754,218,644
Net assets consist of
Paid-in capital	$ 106,754,991,894
Total distributable loss	(773,250)
Total net assets	$106,754,218,644
Computation of net asset value per share
Net assets – Class A	$ 328,246,380
Shares outstanding – Class A1	328,250,583
Net asset value per share – Class A	$1.00
Net assets – Administrator Class	$ 3,230,206,013
Shares outstanding – Administrator Class[1]	3,230,099,122
Net asset value per share – Administrator Class	$1.00
Net assets – Institutional Class	$ 30,219,105,221
Shares outstanding – Institutional Class[1]	30,219,642,267
Net asset value per share – Institutional Class	$1.00
Net assets – Select Class	$ 70,227,505,614
Shares outstanding – Select Class[1]	70,227,846,777
Net asset value per share – Select Class	$1.00
Net assets – Service Class	$ 1,599,873,101
Shares outstanding – Service Class[1]	1,599,898,333
Net asset value per share – Service Class	$1.00
Net assets – Sweep Class	$ 1,149,282,315
Shares outstanding – Sweep Class[1]	1,149,316,716
Net asset value per share – Sweep Class	$1.00
[1]	The Fund has an unlimited number of authorized shares.
The accompanying notes are an integral part of these financial statements.

18  |  Government Money Market Funds

Statement of operations—six months ended July 31, 2022 (unaudited)

Investment income
Interest	$ 386,376,639
Expenses
Management fee	75,268,012
Administration fees
Class A	348,795
Administrator Class	1,660,458
Institutional Class	14,265,586
Select Class	15,439,637
Service Class	1,083,960
Sweep Class	172,189
Shareholder servicing fees
Class A	396,358
Administrator Class	1,660,458
Service Class	2,258,250
Sweep Class	1,434,904
Distribution fee
Sweep Class	573,962
Custody and accounting fees	3,292,850
Professional fees	42,640
Registration fees	1,997,554
Shareholder report expenses	58,680
Trustees’ fees and expenses	10,172
Other fees and expenses	710,465
Total expenses	120,674,930
Less: Fee waivers and/or expense reimbursements
Fund-level	(29,983,751)
Class A	(162,238)
Administrator Class	(470,901)
Select Class	(3,888,412)
Service Class	(714,011)
Sweep Class	(455,187)
Net expenses	85,000,430
Net investment income	301,376,209
Net realized losses on investments	(982,655)
Net increase in net assets resulting from operations	$300,393,554
The accompanying notes are an integral part of these financial statements.

Government Money Market Funds  |  19

Statement of changes in net assets

	Six months ended July 31, 2022 (unaudited)		Year ended January 31, 2022
Operations
Net investment income		$ 301,376,209		$ 30,303,368
Net realized gains (losses) on investments		(982,655)		425,866
Net increase in net assets resulting from operations		300,393,554		30,729,234
Distributions to shareholders from
Net investment income and net realized gains
Class A		(464,876)		(32,156)
Administrator Class		(6,548,306)		(407,833)
Institutional Class		(84,413,763)		(4,315,675)
Select Class		(205,245,939)		(25,942,933)
Service Class		(2,793,906)		(201,661)
Sweep Class		(1,909,416)		(89,466)
Total distributions to shareholders		(301,376,206)		(30,989,724)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	44,155,233	44,155,233	101,363,824	101,363,824
Administrator Class	10,331,907,425	10,331,907,425	21,325,222,248	21,325,222,248
Institutional Class	70,289,509,677	70,289,509,677	197,535,730,467	197,535,730,467
Select Class	420,366,573,613	420,366,573,613	1,160,483,999,071	1,160,483,999,071
Service Class	21,910,986,352	21,910,986,352	77,872,528,777	77,872,528,777
Sweep Class	3,676,118,302	3,676,118,302	7,001,689,901	7,001,689,901
		526,619,250,602		1,464,320,534,288
Reinvestment of distributions
Class A	462,605	462,605	31,866	31,866
Administrator Class	2,630,177	2,630,177	188,849	188,849
Institutional Class	27,094,449	27,094,449	1,487,445	1,487,445
Select Class	127,263,895	127,263,895	16,408,984	16,408,984
Service Class	239,262	239,262	19,548	19,548
Sweep Class	1,909,416	1,909,416	89,474	89,474
		159,599,804		18,226,166
Payment for shares redeemed
Class A	(32,825,536)	(32,825,536)	(91,800,580)	(91,800,580)
Administrator Class	(12,131,686,901)	(12,131,686,901)	(20,838,430,663)	(20,838,430,663)
Institutional Class	(80,175,364,769)	(80,175,364,769)	(200,342,145,260)	(200,342,145,260)
Select Class	(435,463,179,040)	(435,463,179,040)	(1,170,469,084,534)	(1,170,469,084,534)
Service Class	(22,184,712,858)	(22,184,712,858)	(77,862,043,660)	(77,862,043,660)
Sweep Class	(3,630,535,212)	(3,630,535,212)	(5,901,420,153)	(5,901,420,153)
		(553,618,304,316)		(1,475,504,924,850)
Net decrease in net assets resulting from capital share transactions		(26,839,453,910)		(11,166,164,396)
Total decrease in net assets		(26,840,436,562)		(11,166,424,886)
Net assets
Beginning of period		133,594,655,206		144,761,080,092
End of period		$ 106,754,218,644		$ 133,594,655,206
The accompanying notes are an integral part of these financial statements.

20  |  Government Money Market Funds

Financial highlights
(For a share outstanding throughout each period)
		Year ended January 31
Class A	Six months ended July 31, 2022 (unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [1]	0.00 [1]	0.00 [1]	0.02	0.01	0.00 [1]
Net realized gains (losses) on investments	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Total from investment operations	0.00 [1]	0.00 [1]	0.00 [1]	0.02	0.01	0.00 [1]
Distributions to shareholders from
Net investment income	(0.00) [1]	(0.00) [1]	(0.00) [1]	(0.02)	(0.01)	(0.00) [1]
Net realized gains	0.00	(0.00) [1]	(0.00) [1]	(0.00) [1]	(0.00) [1]	(0.00) [1]
Total distributions to shareholders	(0.00) [1]	(0.00) [1]	(0.00) [1]	(0.02)	(0.01)	(0.00) [1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[2]	0.14%	0.01%	0.13%	1.59%	1.38%	0.38%
Ratios to average net assets (annualized)
Gross expenses	0.61%	0.60%	0.60%	0.61%	0.61%	0.61%
Net expenses	0.40% *	0.07% *	0.28% *	0.60%	0.60%	0.61%
Net investment income	0.07%	0.01%	0.13%	1.56%	1.39%	0.38%
Supplemental data
Net assets, end of period (000s omitted)	$328,246	$316,459	$306,864	$366,601	$311,616	$264,735

*	Ratio includes class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Six months ended July 31, 2022 (unaudited)	0.20%
Year ended January 31, 2022	0.53%
Year ended January 31, 2021	0.32%

[1]	Amount is less than $0.005.
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Government Money Market Funds  |  21

Financial highlights
(For a share outstanding throughout each period)
		Year ended January 31
Administrator Class	Six months ended July 31, 2022 (unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [1]	0.00 [1]	0.00 [1]	0.02	0.02	0.01
Net realized gains (losses) on investments	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Total from investment operations	0.00 [1]	0.00 [1]	0.00 [1]	0.02	0.02	0.01
Distributions to shareholders from
Net investment income	(0.00) [1]	(0.00) [1]	(0.00) [1]	(0.02)	(0.02)	(0.01)
Net realized gains	0.00	(0.00) [1]	(0.00) [1]	(0.00) [1]	(0.00) [1]	(0.00) [1]
Total distributions to shareholders	(0.00) [1]	(0.00) [1]	(0.00) [1]	(0.02)	(0.02)	(0.01)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[2]	0.21%	0.01%	0.17%	1.85%	1.65%	0.65%
Ratios to average net assets (annualized)
Gross expenses	0.34%	0.33%	0.33%	0.34%	0.34%	0.34%
Net expenses	0.26% *	0.07% *	0.22% *	0.34%	0.34%	0.34%
Net investment income	0.10%	0.01%	0.14%	1.81%	1.67%	0.72%
Supplemental data
Net assets, end of period (000s omitted)	$3,230,206	$5,027,252	$4,540,262	$3,893,928	$2,411,490	$1,554,764

*	Ratio includes class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Six months ended July 31, 2022 (unaudited)	0.08%
Year ended January 31, 2022	0.27%
Year ended January 31, 2021	0.11%

[1]	Amount is less than $0.005.
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

22  |  Government Money Market Funds

Financial highlights
(For a share outstanding throughout each period)
		Year ended January 31
Institutional Class	Six months ended July 31, 2022 (unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [1]	0.00 [1]	0.00 [1]	0.02	0.02	0.01
Net realized gains (losses) on investments	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Total from investment operations	0.00 [1]	0.00 [1]	0.00 [1]	0.02	0.02	0.01
Distributions to shareholders from
Net investment income	(0.00) [1]	(0.00) [1]	(0.00) [1]	(0.02)	(0.02)	(0.01)
Net realized gains	0.00	(0.00) [1]	(0.00) [1]	(0.00) [1]	(0.00) [1]	(0.00) [1]
Total distributions to shareholders	(0.00) [1]	(0.00) [1]	(0.00) [1]	(0.02)	(0.02)	(0.01)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[2]	0.26%	0.01%	0.22%	1.99%	1.79%	0.79%
Ratios to average net assets (annualized)
Gross expenses	0.22%	0.21%	0.21%	0.22%	0.22%	0.22%
Net expenses	0.17% *	0.07% *	0.18% *	0.20%	0.20%	0.20%
Net investment income	0.12%	0.01%	0.16%	1.97%	1.79%	0.79%
Supplemental data
Net assets, end of period (000s omitted)	$30,219,105	$40,078,395	$42,883,663	$29,289,517	$26,000,569	$21,931,321

*	Ratio includes class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Six months ended July 31, 2022 (unaudited)	0.03%
Year ended January 31, 2022	0.13%
Year ended January 31, 2021	0.02%

[1]	Amount is less than $0.005.
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Government Money Market Funds  |  23

Financial highlights
(For a share outstanding throughout each period)
		Year ended January 31
Select Class	Six months ended July 31, 2022 (unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [1]	0.00 [1]	0.00 [1]	0.02	0.02	0.01
Net realized gains (losses) on investments	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Total from investment operations	0.00 [1]	0.00 [1]	0.00 [1]	0.02	0.02	0.01
Distributions to shareholders from
Net investment income	(0.00) [1]	(0.00) [1]	(0.00) [1]	(0.02)	(0.02)	(0.01)
Net realized gains	0.00	(0.00) [1]	(0.00) [1]	(0.00) [1]	(0.00) [1]	(0.00) [1]
Total distributions to shareholders	(0.00) [1]	(0.00) [1]	(0.00) [1]	(0.02)	(0.02)	(0.01)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[2]	0.29%	0.03%	0.26%	2.05%	1.85%	0.85%
Ratios to average net assets (annualized)
Gross expenses	0.18%	0.17%	0.17%	0.18%	0.18%	0.18%
Net expenses	0.12% *	0.05% *	0.14%	0.14%	0.14%	0.14%
Net investment income	0.13%	0.03%	0.19%	2.02%	1.82%	0.86%
Supplemental data
Net assets, end of period (000s omitted)	$70,227,506	$85,197,344	$95,165,936	$51,954,718	$45,335,385	$46,288,730

*	Ratio includes class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Six months ended July 31, 2022 (unaudited)	0.02%
Year ended January 31, 2022	0.09%

[1]	Amount is less than $0.005.
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

24  |  Government Money Market Funds

Financial highlights
(For a share outstanding throughout each period)
		Year ended January 31
Service Class	Six months ended July 31, 2022 (unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [1]	0.00 [1]	0.00 [1]	0.02	0.01	0.00 [1]
Net realized gains (losses) on investments	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Total from investment operations	0.00 [1]	0.00 [1]	0.00 [1]	0.02	0.01	0.00 [1]
Distributions to shareholders from
Net investment income	(0.00) [1]	(0.00) [1]	(0.00) [1]	(0.02)	(0.01)	(0.00) [1]
Net realized gains	0.00	(0.00) [1]	(0.00) [1]	(0.00) [1]	(0.00) [1]	(0.00) [1]
Total distributions to shareholders	(0.00) [1]	(0.00) [1]	(0.00) [1]	(0.02)	(0.01)	(0.00) [1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[2]	0.17%	0.01%	0.14%	1.69%	1.48%	0.49%
Ratios to average net assets (annualized)
Gross expenses	0.51%	0.50%	0.50%	0.51%	0.51%	0.51%
Net expenses	0.35% *	0.07% *	0.25% *	0.50%	0.50%	0.50%
Net investment income	0.08%	0.01%	0.13%	1.67%	1.45%	0.48%
Supplemental data
Net assets, end of period (000s omitted)	$1,599,873	$1,873,382	$1,862,889	$1,994,923	$1,856,426	$2,506,898

*	Ratio includes class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Six months ended July 31, 2022 (unaudited)	0.15%
Year ended January 31, 2022	0.43%
Year ended January 31, 2021	0.25%

[1]	Amount is less than $0.005.
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Government Money Market Funds  |  25

Financial highlights
(For a share outstanding throughout each period)
		Year ended January 31
Sweep Class	Six months ended July 31, 2022 (unaudited)	2022	2021 [1]
Net asset value, beginning of period	$1.00	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]	0.00 [2]
Net realized gains (losses) on investments	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.00) [2]	(0.00) [2]	(0.00) [2]
Net realized gains	0.00	(0.00) [2]	(0.00) [2]
Total distributions to shareholders	(0.00) [2]	(0.00) [2]	(0.00) [2]
Net asset value, end of period	$1.00	$1.00	$1.00
Total return[3]	0.17%	0.01%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.52%	0.51%	0.56%
Net expenses	0.36% *	0.06% *	0.13% *
Net investment income	0.08%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$1,149,282	$1,101,824	$1,465

*	Ratio includes class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Six months ended July 31, 2022 (unaudited)	0.14%
Year ended January 31, 2022	0.44%
Year ended January 31, 2021[1]	0.37%

[1]	For the period from July 31, 2020 (commencement of class operations) to January 31, 2021
[2]	Amount is less than $0.005.
[3]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

26  |  Government Money Market Funds

Notes to financial statements (unaudited)
1. ORGANIZATION
Allspring Funds Trust (the "Trust"), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Government Money Market Fund (the "Fund") which is a diversified series of the Trust.
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.
Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC ("Allspring Funds Management"). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
Repurchase agreements
The Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Allspring Funds Management. Repurchase agreements are agreements where the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon time and price. The repurchase agreements must be fully collateralized based on values that are marked-to-market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price (including accrued interest). The repurchase agreements are collateralized by securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund's commitment to purchase when-issued securities. Securities purchased on a when-issued basis are valued using amortized cost which approximates market value and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Government Money Market Funds  |  27

Notes to financial statements (unaudited)
Distributions to shareholders
Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund's fiscal year end. Therefore, a portion of the Fund's distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund's tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of July 31, 2022, the cost of investments for federal income tax purposes is substantially the same as for financial reporting purposes.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable distribution, shareholder servicing and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of July 31, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Corporate bonds and notes	$0	$ 37,495,000	$0	$ 37,495,000
Government agency debt	0	10,703,650,541	0	10,703,650,541
Municipal obligations	0	19,333,252	0	19,333,252
Other instruments	0	161,180,000	0	161,180,000
Repurchase agreements	0	62,887,278,545	0	62,887,278,545
U.S. Treasury securities	0	29,698,872,696	0	29,698,872,696
Total assets	$0	$103,507,810,034	$0	$103,507,810,034
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.

28  |  Government Money Market Funds

Notes to financial statements (unaudited)
For the six months ended July 31, 2022, the Fund did not have any transfers into/out of Level 3.
4. TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $5 billion	0.150%
Next $5 billion	0.140
Next $5 billion	0.130
Next $85 billion	0.125
Over $100 billion	0.120
For the six months ended July 31, 2022, the management fee was equivalent to an annual rate of 0.13% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.05% and declining to 0.01% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.22%
Administrator Class	0.10
Institutional Class	0.08
Select Class	0.04
Service Class	0.12
Sweep Class	0.03
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund.  When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses.  When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses.  Allspring Funds Management has contractually committed through May 31, 2023 to waive fees and/or reimburse expenses to the extent necessary to cap expenses.  Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the

Government Money Market Funds  |  29

Notes to financial statements (unaudited)
caps may be terminated only with the approval of the Board of Trustees. In addition to the contractual waivers and/or reimbursements, Allspring Funds Management also voluntarily waived certain class-level expenses during the six months ended July 31, 2022 in order to maintain a positive yield.  These voluntary class-level waivers may be discontinued at any time.  As of July 31, 2022, the contractual expense caps are as follows:
Expense ratio caps
Class A	0.60%
Administrator Class	0.34
Institutional Class	0.20
Select Class	0.14
Service Class	0.50
Sweep Class	0.50
Distribution fee
The Trust has adopted a distribution plan for Sweep Class shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Sweep Class shares and paid to Allspring Funds Distributor, LLC, the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate of 0.10% of the average daily net assets of Sweep Class shares.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Service Class and Sweep Class are charged a fee at an annual rate of 0.25% of the respective average daily net assets of each class. Administrator Class is charged a fee at an annual rate of 0.10% of its average daily net assets. A portion of these total shareholder servicing fees were paid to affiliates.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.
5. INDEMNIFICATION
Under the Fund's organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
6. CORONAVIRUS (COVID-19) PANDEMIC
On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are affecting the entire global economy, individual companies and investment products, the funds, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may last for an extended period of time. COVID-19 has led to significant uncertainty and volatility in the financial markets.

30  |  Government Money Market Funds

Other information (unaudited)
PROXY VOTING INFORMATION
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
PORTFOLIO HOLDINGS INFORMATION
The Fund files its complete schedule of portfolio holdings with the SEC each month on Form N-MFP. Shareholders may view the filed Form N-MFP by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

Government Money Market Funds  |  31

Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 136 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019	Retired. Chairman of the Board of CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).	N/A
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

32  |  Government Money Market Funds

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously taught at Cornell University from 1978 to 1993.	N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A
James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Board member of the Destination Medical Center Economic Development Agency, Rochester, Minnesota since 2019. Interim President of the McKnight Foundation from January to September 2020. McKnight Foundation Consultant, November 2020 to February 2021. Acting Commissioner, Minnesota Department of Human Services, July 2019 through September 2019. Consultant (part-time), Minnesota Department of Human Services, October 2019 through December 2019. Chief Operating Officer, Twin Cities Habitat for Humanity from 2017 to 2019. Vice President of University Services, University of Minnesota from 2012 to 2016. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2011 to 2012, Chairman of the Board from 2009 to 2012 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Executive Vice President of the Minnesota Wild Foundation from 2004 to 2008. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently Board Chair of the Minnesota Wild Foundation since 2010.	N/A
*  Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Government Money Market Funds  |  33

Other information (unaudited)
Officers2
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	President, Chief Executive Officer and Director of Allspring Funds Management, LLC since 2017 and co-president of Galliard Capital Management, LLC, an affiliate of Allspring Funds Management, LLC, since 2019. Prior thereto, Head of Affiliated Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014. In addition, Mr. Owen was an Executive Vice President of Wells Fargo & Company from 2014 to 2021.
Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Fund Complex)	Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Kate McKinley (Born 1977)	Chief Legal Officer, since 2021	Chief Legal Officer of Allspring Global Investments since 2021. Prior thereto, held various roles at State Street Global Advisors beginning in 2010, including serving as Senior Vice President and General Counsel from 2019 to 2021, and Chief Operating Officer of the Institutional Client Group from 2016 - 2019. Prior to working at State Street Global Advisors served as Assistant General Counsel for Bank of America Corporation from 2005 to 2010 and as an Associate at WilmerHale from 2002 to 2005.
Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022	Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015 Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.
Matthew Prasse (Born 1983)	Secretary, since 2021	Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at Morgan, Lewis & Bockius LLP from 2008 to 2015.
1  The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at allspringglobal.com.
2  For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

34  |  Government Money Market Funds

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund's website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call
1-800-222-8222 or visit the Fund's website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2022 Allspring Global Investments Holdings, LLC. All rights reserved.
PAR-0822-00638 09-22
SA303/SAR303 07-22

Semi-Annual Report
July 31, 2022
Institutional Money Market Funds
■	Allspring Heritage Money Market Fund

The views expressed and any forward-looking statements are as of July 31, 2022, unless otherwise noted, and are those of the Fund's portfolio managers and/or Allspring Global Investments. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Allspring Global Investments disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

Institutional Money Market Funds  |  1

Letter to shareholders (unaudited)
Andrew Owen
President
Allspring Funds
Dear Shareholder:
We are pleased to offer you this semi-annual report for Allspring Heritage Money Market Fund for the six-month period that ended July 31, 2022. Globally, stocks experienced heightened volatility through the period as the global economy faced multiple challenges. Bonds also had poor performance during a difficult period, with major fixed income indexes all down for the six-month period.
Earlier tailwinds provided by global stimulus programs, vaccination rollouts, and recovering consumer and corporate sentiment were more than offset by the highest rate of inflation in four decades, concerns about aggressive central bank rate hikes, more highly contagious COVID-19 variants, and the Russia-Ukraine war. The impact of already-significant supply chain disruptions was made worse by China’s COVID-19 lockdowns.
For the six-month period, U.S. large-cap stocks, non-U.S. developed market equities, and emerging market stocks had substantial losses. Returns from fixed income securities were negative in a period of high inflation and sharply rising interest rates. For the period, U.S. stocks, based on the S&P 500 Index,1 lost 7.81%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 returned -12.40%, while the MSCI Emerging Markets Index (Net) (USD)3 lost 16.24%. Among bond indexes, the Bloomberg U.S. Aggregate Bond Index4 returned -6.14%, the Bloomberg Global Aggregate ex-USD Index (unhedged)5 returned -13.18%, the Bloomberg Municipal Bond Index6 lost 3.95%, and the ICE BofA U.S. High Yield Index7 fell 6.27%.
Rising inflation, COVID, and the Russian invasion of Ukraine drove market performance.
The six-month period began with the Russian invasion of Ukraine, which dominated the financial world in February and March. Equity, bond, and commodities markets were shaken by fear, uncertainty, and an upending of demand-supply dynamics. Major global stock indexes were down in February, along with global bonds overall, with ongoing high levels of volatility in March along with mixed results that favored U.S. large-cap stocks. Prices of commodities spiked, including crude oil, natural gas, wheat, and precious metals, on elevated concerns of supply shortages. All of this fed already-high inflation concerns and added to expectations of more aggressive central bank interest rate hikes. Sweeping sanctions against Russia and corporate pullouts contributed to market volatility. Despite the geopolitical turmoil, the U.S. economic outlook remained largely unchanged, with a healthy job market and robust growth accompanying higher prices.
“ The six-month period began with the Russian invasion of Ukraine, which dominated the financial world in February and March. Equity, bond, and commodities markets were shaken by fear, uncertainty, and an upending of demand-supply dynamics.”

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
[3]	The MSCI Emerging Markets (EM) Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market performance of emerging markets. You cannot invest directly in an index.
[4]	The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.-dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
[5]	The Bloomberg Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.
[6]	The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
[7]	The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2022. ICE Data Indices, LLC. All rights reserved.

2  |  Institutional Money Market Funds

Letter to shareholders (unaudited)
In April, market volatility continued, with deepening losses across major capital markets, as both the S&P 500 and MSCI ACWI (Net)1 fell 8% or more for the month. The Chinese economy struggled through a strict lockdown as the government tried to contain a major COVID-19 outbreak, creating a global ripple effect that compounded existing supply shortages. This was exacerbated by the impact of the Russia-Ukraine war on global commodities. Meanwhile, U.S. annual inflation raged at 8.5%, its highest level since 1981, and investors braced themselves for aggressive U.S. Federal Reserve (Fed) monetary tightening moves.
Market volatility continued in May, although markets recovered ground late in the month. Value stocks continued to outperform growth stocks. The concerns that had dominated markets for months continued, including high inflation and geopolitical tensions that exacerbated high crude oil, gasoline, and food prices. In response, the Fed raised the federal funds rate by 0.50%, with broad expectations of multiple rate hikes to come. Meanwhile, highly contagious COVID-19 variants persisted. However, labor markets in the U.S., the U.K., and Europe remained strong. The U.S. recorded a 3.6% unemployment rate, although labor market participation remained low. U.S. retail sales for April, released in May, indicated a fourth consecutive monthly increase, reflecting continued consumer resilience.
A historically bad year in financial markets continued in June, with stocks posting further losses en route to their worst first half of a year in 50 years. Bonds didn’t fare much better. Driving the losses were the same factors that have been at play: rising global inflation and fears of recession as central banks increase rates to try to curb inflation, which climbed above 9% in June in the U.S. The Fed raised its short-term rate by another 0.75% in June, ending the month at a 1.50%–1.75% range. Meanwhile, U.S. economic data remained relatively robust as the U.S. unemployment rate held steady at 3.6% and the housing market was only marginally affected, so far, by sharply higher mortgage rates.
Markets rebounded in July, led by U.S. stocks. While evidence began to point to an economic slowdown, and possibly a recession after two consecutive quarters of negative GDP growth, the U.S. labor market remained surprisingly robust: July nonfarm payrolls grew by more than 500,000 and U.S. unemployment dipped to 3.5%. Meanwhile, crude oil and retail gasoline prices, major contributors to recent overall inflation, fell substantially from earlier highs. And while U.S. housing market data indicated a continued rise in home prices, home sales fell as houses became less affordable with mortgage rates at a 13-year high. The Fed raised rates another 0.75% in July and forecasts pointed to continued rate increases.
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Allspring Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Thank you for choosing to invest with Allspring Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,
Andrew Owen
President
Allspring Funds
“ A historically bad year in financial markets continued in June, with stocks posting further losses en route to their worst first half of a year in 50 years.”

For further information about your fund, contact your investment professional, visit our website at allspringglobal.com, or call us directly at 1-800-222-8222.

[1]	The MSCI ACWI (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets. You cannot invest directly in an index.

Institutional Money Market Funds  |  3

Letter to shareholders (unaudited)
Notice to Shareholders
Russia launched a large-scale invasion of Ukraine on February 24, 2022. As a result of this military action, the United States and many other countries have instituted various economic sanctions against Russian and Belarus individuals and entities. The situation has led to increased financial market volatility and has had severe adverse effects on regional and global economic markets, including the markets for certain securities and commodities, such as oil and natural gas. The extent and duration of the military action, resulting sanctions imposed, other punitive action taken and the resulting market disruptions cannot be easily predicted.
Our solidarity and support goes out to our impacted employees and the people affected in Ukraine and their families. Allspring has a dedicated team of investment professionals actively monitoring the situation for any new developments and the potential impact to our clients and investment products. As the situation remains fluid, we are focused on the assessment of risks, valuation, and liquidity of impacted securities. Please visit our website at allspringglobal.com and click on “Russia-Ukraine Updates” for further information.

4  |  Institutional Money Market Funds

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Performance highlights (unaudited)
Investment objective	The Fund seeks current income, while preserving capital and liquidity.
Manager	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio managers	Michael C. Bird, CFA®‡, Jeffrey L. Weaver, CFA®‡, Laurie White

Average annual total returns (%) as of July 31, 2022
					Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	Gross	Net [2]
Administrator Class (SHMXX)	6-29-1995	0.28	1.02	0.59	0.36	0.33
Institutional Class (SHIXX)	3-31-2000	0.33	1.12	0.66	0.24	0.20
Select Class (WFJXX)	6-29-2007	0.37	1.18	0.73	0.20	0.13
Service Class (WHTXX)	6-30-2010	0.24	0.95	0.54	0.53	0.43
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment returns will fluctuate. The Fund’s yield figures more closely reflect the current earnings of the Fund than the total return figures. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Money market funds are sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to an investment in the Fund and are described in the Fund’s current prospectus.
For floating NAV money market funds: You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[1]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.
[2]	The manager has contractually committed through May 31, 2023, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.33% for Administrator Class, 0.20% for Institutional Class, 0.13% for Select Class and 0.43% for Service Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. The manager and/or its affiliates may also voluntarily waive all or a portion of any fees to which they are entitled and/or reimburse certain expenses as they may determine from time to time. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

Yield summary (%) as of July 31, 2022
	Administrator Class	Institutional Class	Select Class	Service Class
7-day current yield[1]	1.78	1.90	1.97	1.69
7-day compound yield	1.80	1.92	1.99	1.70
30-day simple yield	1.49	1.62	1.69	1.39
30-day compound yield	1.50	1.63	1.70	1.40

[1]	The manager has contractually committed through May 31, 2023, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses and may also voluntarily waive or reimburse additional fees and expenses which may be discontinued or modified at any time without notice. Without these reductions, the Fund’s 7-day current yield would have been 1.75%, 1.86%, 1.90% and 1.58% for Administrator Class, Institutional Class, Select Class and Service Class, respectively.

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

6  |  Institutional Money Market Funds

Performance highlights (unaudited)
Portfolio composition as of July 31, 2022[1]
[1]	Figures represent the percentage of the Fund's total investments. These amounts are subject to change and may have changed since the date specified.

Effective maturity distribution as of July 31, 2022[1]
[1]	Figures represent the percentage of the Fund's total investments. These amounts are subject to change and may have changed since the date specified.

Weighted average maturity as of July 31, 2022[1]
12 days
[1]	Weighted Average Maturity (WAM): WAM is an average of the effective maturities of all securities held in the portfolio, weighted by each security’s percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. WAM calculations allow for the maturities of certain securities with demand features or periodic interest rate resets to be shortened. WAM is a way to measure a fund’s sensitivity to potential interest rate changes. WAM is subject to change and may have changed since the date specified.

Weighted average life as of July 31, 2022[1]
44 days
[1]	Weighted Average Life (WAL): WAL is an average of the final maturities of all securities held in the portfolio, weighted by their percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. In contrast to WAM, the calculation of WAL allows for the maturities of certain securities with demand features to be shortened, but not the periodic interest rate resets. WAL is a way to measure a fund’s potential sensitivity to credit spread changes. WAL is subject to change and may have changed since the date specified.

Institutional Money Market Funds  |  7

Fund expenses (unaudited)
As a shareholder of the Fund, you incur ongoing costs including management fees, shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from February 1, 2022 to July 31, 2022.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning account value 2-1-2022	Ending account value 7-31-2022	Expenses paid during the period[1]	Annualized net expense ratio
Administrator Class
Actual	$1,000.00	$1,002.72	$1.44	0.29%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.36	$1.45	0.29%
Institutional Class
Actual	$1,000.00	$1,003.21	$0.99	0.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.80	$1.00	0.20%
Select Class
Actual	$1,000.00	$1,003.54	$0.65	0.13%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.15	$0.65	0.13%
Service Class
Actual	$1,000.00	$1,002.36	$1.79	0.36%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.01	$1.81	0.36%
1 Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half-year period).

8  |  Institutional Money Market Funds

Portfolio of investments—July 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Certificates of deposit: 28.16%
ABN Amro Bank NV	2.32%	8-1-2022	$ 50,000,000	$ 50,000,000
Australia & New Zealand Banking Group Limited	2.32	8-1-2022	80,000,000	80,000,000
Banco Santander (U.S. SOFR +0.19%) ±	2.47	8-3-2022	30,000,000	30,000,670
Banco Santander (U.S. SOFR +0.45%) ±	2.73	11-9-2022	50,000,000	49,989,336
Bank of Montreal (U.S. SOFR +0.75%) ±%%	3.02	8-1-2023	35,000,000	34,996,171
BNP Paribas (U.S. SOFR +0.13%) ±	2.41	8-2-2022	35,000,000	35,000,440
Cooperatieve Centrale (U.S. SOFR +0.20%) ±	2.48	11-23-2022	35,000,000	34,974,641
Cooperatieve Centrale (U.S. SOFR +0.42%) ±	2.70	12-27-2022	35,000,000	34,993,715
Credit Agricole Corporate and Investment Bank of New York	2.31	8-1-2022	90,000,000	90,000,000
HSBC Bank USA NA	2.32	8-1-2022	80,000,000	80,000,000
Mitsubishi UFJ Trust & Banking (U.S. SOFR +0.18%) ±	2.46	8-15-2022	35,000,000	35,000,266
Mizuho Bank Limited	2.32	8-1-2022	125,000,000	125,000,000
Nordea Bank AB (U.S. SOFR +0.55%) ±	2.83	1-20-2023	65,000,000	64,995,240
Norinchukin Bank (U.S. SOFR +0.32%) ±	2.60	8-22-2022	30,000,000	30,002,119
Oversea-Chinese Banking Corporation (U.S. SOFR +0.35%) ±	2.63	10-20-2022	35,000,000	35,000,463
Oversea-Chinese Banking Corporation (U.S. SOFR +0.44%) ±	2.72	9-26-2022	30,000,000	30,005,737
Oversea-Chinese Banking Corporation (U.S. SOFR +0.56%) ±	2.84	1-27-2023	25,000,000	24,994,864
Standard Chartered Bank (U.S. SOFR +0.15%) ±	2.43	10-17-2022	30,000,000	29,981,385
Sumitomo Mitsui Banking Corporation (U.S. SOFR +0.33%) ±	1.86	8-1-2022	18,000,000	18,000,482
Sumitomo Mitsui Banking Corporation (U.S. SOFR +0.18%) ±	2.46	8-10-2022	33,000,000	33,001,032
Sumitomo Mitsui Banking Corporation (U.S. SOFR +0.45%) ±	2.73	12-7-2022	30,000,000	30,005,497
Sumitomo Mitsui Trust (U.S. SOFR +0.18%) ±	2.46	8-11-2022	35,000,000	35,001,086
Sumitomo Mitsui Trust (U.S. SOFR +0.62%) ±	2.90	2-2-2023	50,000,000	50,000,167
Svenska Handelsbanken (U.S. SOFR +0.17%) ±	2.45	9-9-2022	35,000,000	34,995,172
Svenska Handelsbanken (U.S. SOFR +0.51%) ±	2.79	3-28-2023	30,000,000	29,977,250
Svenska Handelsbanken (U.S. SOFR +0.55%) ±	2.83	1-23-2023	15,000,000	14,998,809
Toronto Dominion Bank (U.S. SOFR +0.16%) ±	1.69	8-19-2022	35,000,000	34,996,548
Toronto Dominion Bank (U.S. SOFR +0.20%) ±	1.73	11-8-2022	35,000,000	34,982,235
Toronto Dominion Bank	2.79	1-6-2023	25,000,000	24,997,943
Total Certificates of deposit (Cost $1,235,983,730)				1,235,891,268

Closed end municipal bond fund obligations: 1.00%
Nuveen Credit Strategies Income Fund Preferred Shares Series A (160 shares) 2.47% 144Aø	16,000,000	16,000,000
Nuveen Floating Rate Income Fund Variable Rate Demand Preferred Shares Series A (230 shares) 2.47% 144Aø	23,000,000	23,000,000
Nuveen Preferred & Income Securities Fund Preferred Shares (50 shares) 2.47% 144Aø	5,000,000	5,000,000
Total Closed end municipal bond fund obligations (Cost $44,000,000)		44,000,000

The accompanying notes are an integral part of these financial statements.

Institutional Money Market Funds  |  9

Portfolio of investments—July 31, 2022 (unaudited)

	Interest rate	Maturitydate	Principal	Value
Commercial paper: 40.28%
Asset-backed commercial paper: 17.59%
Angelsea Funding LLC (U.S. SOFR +0.32%) 144A±	2.60%	9-30-2022	$ 55,000,000	$ 54,991,841
Atlantic Asset Securitization LLC 144A☼	1.77	8-1-2022	40,000,000	39,992,353
Bennington Sark Capital Company ☼	1.88	8-4-2022	30,000,000	29,988,455
Collateralized Commercial Paper V Company LLC ☼	2.03	11-10-2022	30,000,000	29,743,813
Collateralized Commercial Paper V Company LLC (U.S. SOFR +0.59%) ±	2.87	9-19-2022	20,000,000	20,008,999
Concord Minutemen Capital Company ☼	2.13	8-2-2022	50,000,000	49,987,245
Concord Minutemen Capital Company 144A☼	2.35	8-4-2022	20,000,000	19,992,337
Concord Minutemen Capital Company ☼	2.35	8-5-2022	40,000,000	39,982,111
Institutional Secured Funding LLC ☼	2.26	8-2-2022	20,000,000	19,994,747
Institutional Secured Funding LLC ☼	2.26	8-3-2022	20,000,000	19,993,408
Institutional Secured Funding LLC ☼	2.37	8-4-2022	40,000,000	39,984,127
Legacy Capital Company 144A☼	1.46	8-3-2022	50,000,000	49,983,799
Legacy Capital Company 144A☼	1.46	8-4-2022	30,000,000	29,988,295
Lexington Parker Capital Company LLC 144A☼	2.35	8-4-2022	50,000,000	49,980,842
LMA Americas LLC 144A☼	1.81	9-23-2022	18,700,000	18,627,423
LMA Americas LLC 144A☼	2.23	12-1-2022	30,000,000	29,664,792
Mountcliff Funding LLC (U.S. SOFR +0.47%) 144A±	2.00	11-1-2022	50,000,000	50,000,639
Mountcliff Funding LLC ☼	2.35	8-4-2022	35,000,000	34,986,589
Old Line Funding LLC (U.S. SOFR +0.16%) 144A±	1.69	8-18-2022	44,500,000	44,499,771
Ridgefield Funding Company LLC ☼	3.07	12-22-2022	20,000,000	19,734,686
Ridgefield Funding Company LLC (U.S. SOFR +0.40%) 144A±	2.68	10-6-2022	35,000,000	34,999,172
Victory Receivables Corporation 144A☼	1.40	8-4-2022	45,000,000	44,982,608
				772,108,052
Financial company commercial paper: 18.91%
Alpine Securitization ☼	2.61	9-29-2022	45,000,000	44,800,120
Australia & New Zealand Banking Group Limited (U.S. SOFR +0.50%) 144A±	2.78	3-29-2023	35,000,000	34,976,164
Bank of Montreal	2.90	4-4-2023	35,000,000	34,992,597
Bank of Nova Scotia (U.S. SOFR +0.42%) 144A±	2.70	11-1-2022	35,000,000	35,000,908
Bank of Nova Scotia (U.S. SOFR +0.50%) 144A±	2.78	12-23-2022	35,000,000	35,001,826
Barton Capital SA (U.S. SOFR +0.45%) 144A±	2.73	11-22-2022	30,000,000	29,993,154
Barton Capital SA (U.S. SOFR +0.47%) 144A±	2.75	12-5-2022	15,000,000	14,996,303
Charta LLC ☼	2.53	9-15-2022	25,000,000	24,917,600
Chesham Finance Limited ☼##	2.32	8-1-2022	75,000,000	74,985,663
Credit Agricole Corporate and Investment Bank of New York	1.39	8-1-2022	30,000,000	29,994,242
DBS Bank Limited 144A	1.74	8-1-2022	50,000,000	49,990,496
Erste Finance LLC ☼	2.32	8-1-2022	71,000,000	70,986,268
Mitsubishi Corporation ☼	2.44	8-26-2022	55,000,000	54,899,258
Mitsubishi Corporation ☼	2.66	9-26-2022	35,000,000	34,857,400
National Bank of Canada (U.S. SOFR +0.34%) 144A±	2.62	10-7-2022	35,000,000	35,002,009
Royal Bank of Canada (U.S. SOFR +0.44%) 144A±	2.72	12-19-2022	30,000,000	29,990,168
Royal Bank of Canada (U.S. SOFR +0.50%) 144A±	2.78	3-2-2023	30,000,000	29,982,683
The Fédération des caisses Desjardins du Québec ☼	2.58	9-28-2022	45,000,000	44,804,190
The Fédération des caisses Desjardins du Québec (U.S. SOFR +0.35%) 144A±	2.63	10-21-2022	35,000,000	34,995,202
Toyota Credit de Puerto Rico Corporation (U.S. SOFR +0.41%) ±	1.94	10-7-2022	20,000,000	19,999,713
The accompanying notes are an integral part of these financial statements.

10  |  Institutional Money Market Funds

Portfolio of investments—July 31, 2022 (unaudited)

	Interest rate	Maturitydate	Principal	Value
Financial company commercial paper (continued)
Toyota Motor Credit Corporation (U.S. SOFR +0.15%) (U.S. SOFR +0.15%) ±	2.43%	8-15-2022	$ 25,000,000	$ 24,998,848
United Overseas Bank Limited ☼	2.39	9-23-2022	40,000,000	39,833,804
				829,998,616
Other commercial paper: 3.78%
Nieuw Amsterdam Receivables Corporation BV 144A☼	1.38	8-3-2022	76,000,000	75,975,542
Regents of University of California ☼	2.46	9-14-2022	10,000,000	9,970,056
Singapore Technologies Engineering Limited ☼	2.55	9-22-2022	80,000,000	79,690,167
				165,635,765
Total Commercial paper (Cost $1,768,293,103)				1,767,742,433
Municipal obligations: 13.49%
Arizona: 1.73%
Variable rate demand notes ø: 1.73%
Taxable Municipal Funding Trust Various States Floaters Series 2021-004 (Health revenue, Barclays Bank plc LOC) 144A	2.55	11-15-2054	9,315,000	9,315,000
Tender Option Bond Trust Receipts/Floater Certificates Series 2021-MIZ9060TX (Tax revenue, Mizuho Capital Markets LLC LOC) 144A	2.59	2-15-2041	66,660,189	66,660,189
				75,975,189
Colorado: 2.23%
Variable rate demand notes ø: 2.23%
Colorado HFA MFHR Class II Series B (Housing revenue, FHLB SPA)	2.36	5-1-2052	82,005,000	82,005,000
Colorado HFA Single Family Mortgage Bonds Class II Series 2021-I (Housing revenue, GNMA Insured, Royal Bank of Canada SPA)	2.32	11-1-2051	16,000,000	16,000,000
				98,005,000
Georgia: 2.44%
Variable rate demand notes ø: 2.44%
Macon-Bibb County GA Industrial Authority Kumho Tire Georgia Incorporated Series 2015A (Industrial development revenue, Korea Development Bank LOC)	2.39	12-1-2022	73,000,000	73,000,000
Macon-Bibb County GA Industrial Authority Kumho Tire Georgia Incorporated Series 2015B (Industrial development revenue, Korea Development Bank LOC)	2.39	12-1-2022	34,000,000	34,000,000
				107,000,000
Illinois: 0.36%
Variable rate demand notes ø: 0.36%
Tender Option Bond Trust Receipts/Certificates Series 2020-XFT993 (Health revenue, JPMorgan Chase & Company LIQ) 144A	2.52	5-15-2050	16,000,000	16,000,000
The accompanying notes are an integral part of these financial statements.

Institutional Money Market Funds  |  11

Portfolio of investments—July 31, 2022 (unaudited)

	Interest rate	Maturitydate	Principal	Value
Kansas: 0.20%
Variable rate demand notes ø: 0.20%
Olathe KS Multi-Modal-Diamant Boart Series B (Industrial development revenue, Svenska HandelsBanken LOC)	2.45%	3-1-2027	$ 8,900,000	$ 8,900,000
Kentucky: 0.52%
Variable rate demand notes ø: 0.52%
Kentucky Housing Corporation Series B (Housing revenue, Kentucky Housing Corporation SPA)	2.35	7-1-2041	23,000,000	23,000,000
Minnesota: 0.46%
Variable rate demand notes ø: 0.46%
Minnesota Housing Finance Agency Series 2022H (Housing revenue, FHLB SPA)	2.35	7-1-2052	20,000,000	20,000,000
New Hampshire: 1.28%
Variable rate demand notes ø: 1.28%
New Hampshire Business Finance Authority CJ Foods Manufacturing Beaumont Corporation Series A (Industrial development revenue, Kookmin Bank LOC) 144A	2.39	10-1-2028	56,000,000	56,000,000
New York: 2.07%
Variable rate demand notes ø: 2.07%
New York Dormitory Authority Personal Income Tax Revenue Series XFT910 (Tax revenue, Citibank NA LIQ) 144A	2.40	3-15-2040	4,000,000	4,000,000
New York Dormitory Authority Secondary Issues Floater Series B-4 (Tax revenue, Morgan Stanley Bank LIQ) 144A	2.40	3-15-2040	16,000,000	16,000,000
New York Municipal Water Finance Authority Series T-30001-I (Water & sewer revenue, Citibank NA LIQ) 144A	2.40	6-15-2044	16,000,000	16,000,000
Taxable Municipal Funding Trust Various States Floaters Series 2021-003 (GO revenue, Barclays Bank plc LOC) 144A	2.55	5-15-2056	40,035,000	40,035,000
Tender Option Bond Trust Receipts/Certificates Series 2021-TPG020 (Tax revenue, Bank of America NA LIQ) 144A	2.47	1-1-2023	15,000,000	15,000,000
				91,035,000
Other: 2.20%
Variable rate demand notes ø: 2.20%
Taxable Municipal Funding Trust Various States Floaters Series 2019-019 (Health revenue, Barclays Bank plc LOC) 144A	2.55	12-1-2030	1,005,000	1,005,000
The accompanying notes are an integral part of these financial statements.

12  |  Institutional Money Market Funds

Portfolio of investments—July 31, 2022 (unaudited)

		Interest rate	Maturitydate	Principal	Value
Variable rate demand notes ø(continued)
Taxable Municipal Funding Trust Various States Floaters Series 2020-012 (Health revenue, Barclays Bank plc LOC) 144A		2.41%	9-1-2030	$ 8,855,000	$ 8,855,000
Taxable Municipal Funding Trust Various States Floaters Series 2020-11 (Health revenue, Barclays Bank plc LOC, Barclays Bank plc LIQ) 144A		2.55	9-1-2030	86,540,000	86,540,000
					96,400,000
Total Municipal obligations (Cost $592,315,189)					592,315,189
Other instruments: 4.81%
Altoona Blair County Development Corporation 144A§øø		2.35	4-1-2035	12,000,000	12,000,000
Altoona Blair County Development Corporation 144A§øø		2.35	9-1-2038	14,850,000	14,850,000
Altoona Blair County Development Corporation 144A§øø		2.35	9-1-2038	39,350,000	39,350,000
Fortenbery Children 2017 Irrevocable Trust UTA §øø		2.45	4-1-2026	15,000,000	15,000,000
Keep Memory Alive §øø		2.35	5-1-2037	30,270,000	30,270,000
Ken-Vin Life Company LLC §øø		2.44	12-1-2059	19,645,000	19,645,000
L Ward Huntley Irrevocable Life Insurance Trust §øø		2.44	4-1-2071	14,000,000	14,000,000
Lavonne V. Johnson Life Insurance Trust §øø		2.45	6-1-2041	24,790,000	24,790,000
Morris Family Insurance Trust §øø		2.44	10-1-2059	3,350,000	3,350,000
New Grammercy LLC §øø		2.45	2-1-2061	15,000,000	15,000,000
Rock Hill SI LLC §øø		2.45	6-1-2061	23,000,000	23,000,000
Total Other instruments (Cost $211,255,000)					211,255,000
Other notes: 3.13%
Corporate bonds and notes: 3.13%
Cellmark Incorporated Taxable Notes Series 2018A §øø		2.45	6-1-2038	44,000,000	44,000,000
Jets Stadium Development LLC Series A-4B 144A§øø		2.55	4-1-2047	55,965,000	55,965,000
Jets Stadium Finance 144A§øø		2.55	4-1-2047	22,025,000	22,025,000
VPM Linden Manor LP §øø		2.45	9-1-2060	15,200,000	15,200,000
Total Other notes (Cost $137,190,000)					137,190,000
Repurchase agreements^^: 8.36%
Bank of America NA, dated 7-29-2022, maturity value $217,191,620 (01)		2.30	8-1-2022	217,150,000	217,150,000
TD Securities USA Incorporated, dated 7-29-2022, maturity value $150,028,750 (02)		2.30	8-1-2022	150,000,000	150,000,000
Total Repurchase agreements (Cost $367,150,000)					367,150,000
Total investments in securities (Cost $4,356,187,022)	99.23%				4,355,543,890
Other assets and liabilities, net	0.77				33,576,906
Total net assets	100.00%				$4,389,120,796

The accompanying notes are an integral part of these financial statements.

Institutional Money Market Funds  |  13

Portfolio of investments—July 31, 2022 (unaudited)

±	Variable rate investment. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
##	All or a portion of this security is segregated for when-issued securities.
§	The security is subject to a demand feature which reduces the effective maturity.
øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
^^	Collateralized by:
(01) U.S. government securities, 3.00% to 3.50%, 7-20-2045 to 1-20-2050, fair value including accrued interest is $223,664,500.
(02) U.S. government securities, 2.50% to 5.00%, 8-25-2051 to 7-1-2052, fair value including accrued interest is $154,500,000.
☼	Zero coupon security. The rate represents the current yield to maturity.
%%	The security is purchased on a when-issued basis.

Abbreviations:
FHLB	Federal Home Loan Bank
GNMA	Government National Mortgage Association
GO	General obligation
HFA	Housing Finance Authority
LIQ	Liquidity agreement
LOC	Letter of credit
MFHR	Multifamily housing revenue
SOFR	Secured Overnight Financing Rate
SPA	Standby purchase agreement
The accompanying notes are an integral part of these financial statements.

14  |  Institutional Money Market Funds

Statement of assets and liabilities—July 31, 2022 (unaudited)

Assets
Investments in unaffiliated securities, at value (cost $4,356,187,022)	$ 4,355,543,890
Cash	50,368
Receivable for investments sold	65,922,458
Receivable for interest	3,887,387
Receivable for Fund shares sold	20,450
Prepaid expenses and other assets	33,054
Total assets	4,425,457,607
Liabilities
Payable for when-issued transactions	35,000,000
Dividends payable	570,716
Management fee payable	293,816
Administration fees payable	177,428
Payable for Fund shares redeemed	9,502
Trustees’ fees and expenses payable	2,892
Accrued expenses and other liabilities	282,457
Total liabilities	36,336,811
Total net assets	$4,389,120,796
Net assets consist of
Paid-in capital	$ 4,391,707,477
Total distributable loss	(2,586,681)
Total net assets	$4,389,120,796
Computation of net asset value per share
Net assets – Administrator Class	$ 101,557,253
Shares outstanding – Administrator Class[1]	101,532,064
Net asset value per share – Administrator Class	$1.0002
Net assets – Institutional Class	$ 547,284,707
Shares outstanding – Institutional Class[1]	547,147,116
Net asset value per share – Institutional Class	$1.0003
Net assets – Select Class	$ 3,633,048,946
Shares outstanding – Select Class[1]	3,631,789,782
Net asset value per share – Select Class	$1.0003
Net assets – Service Class	$ 107,229,890
Shares outstanding – Service Class[1]	107,214,067
Net asset value per share – Service Class	$1.0001
[1]	The Fund has an unlimited number of authorized shares.
The accompanying notes are an integral part of these financial statements.

Institutional Money Market Funds  |  15

Statement of operations—six months ended July 31, 2022 (unaudited)

Investment income
Interest	$ 19,945,230
Expenses
Management fee	3,627,144
Administration fees
Administrator Class	58,653
Institutional Class	238,356
Select Class	802,032
Service Class	72,384
Shareholder servicing fees
Administrator Class	58,653
Service Class	150,799
Custody and accounting fees	174,262
Professional fees	40,789
Registration fees	40,093
Shareholder report expenses	15,623
Trustees’ fees and expenses	10,172
Other fees and expenses	54,528
Total expenses	5,343,488
Less: Fee waivers and/or expense reimbursements
Fund-level	(1,164,474)
Administrator Class	(14,562)
Select Class	(527,637)
Service Class	(54,552)
Net expenses	3,582,263
Net investment income	16,362,967
Realized and unrealized gains (losses) on investments
Net realized losses on investments	(18,227)
Net change in unrealized gains (losses) on investments	(668,747)
Net realized and unrealized gains (losses) on investments	(686,974)
Net increase in net assets resulting from operations	$15,675,993
The accompanying notes are an integral part of these financial statements.

16  |  Institutional Money Market Funds

Statement of changes in net assets

	Six months ended July 31, 2022 (unaudited)		Year ended January 31, 2022
Operations
Net investment income		$ 16,362,967		$ 2,288,509
Net realized gains (losses) on investments		(18,227)		82,528
Net change in unrealized gains (losses) on investments		(668,747)		(496,573)
Net increase in net assets resulting from operations		15,675,993		1,874,464
Payment from affiliate		0		1,808,392
Distributions to shareholders from
Net investment income and net realized gains
Administrator Class		(304,801)		(12,502)
Institutional Class		(1,899,102)		(86,623)
Select Class		(13,890,397)		(2,177,520)
Service Class		(268,668)		(11,864)
Total distributions to shareholders		(16,362,968)		(2,288,509)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Administrator Class	35,889,966	35,901,988	93,914,370	93,954,103
Institutional Class	1,630,768,725	1,631,325,029	2,738,058,572	2,739,217,888
Select Class	6,447,756,808	6,450,541,981	15,622,488,773	15,630,572,259
Service Class	216,725,464	216,783,206	657,349,101	657,531,937
		8,334,552,204		19,121,276,187
Reinvestment of distributions
Administrator Class	288,524	288,617	12,035	12,040
Institutional Class	1,688,408	1,688,962	81,153	81,187
Select Class	12,352,524	12,357,878	1,904,174	1,905,169
Service Class	229,983	230,034	9,488	9,490
		14,565,491		2,007,886
Payment for shares redeemed
Administrator Class	(66,131,570)	(66,154,178)	(113,886,118)	(113,934,702)
Institutional Class	(1,764,022,639)	(1,764,628,254)	(2,963,747,935)	(2,964,979,464)
Select Class	(7,199,492,084)	(7,202,683,579)	(19,930,356,193)	(19,940,662,649)
Service Class	(237,965,148)	(238,028,425)	(670,596,763)	(670,804,688)
		(9,271,494,436)		(23,690,381,503)
Net asset value of shares issued in acquisition
Administrator Class	0	0	74,725,415	74,759,591
Institutional Class	0	0	109,981,768	110,028,740
Select Class	0	0	208,219,903	208,338,708
Service Class	0	0	99,315,488	99,370,192
		0		492,497,231
Net decrease in net assets resulting from capital share transactions		(922,376,741)		(4,074,600,199)
Total decrease in net assets		(923,063,716)		(4,073,205,852)
Net assets
Beginning of period		5,312,184,512		9,385,390,364
End of period		$ 4,389,120,796		$ 5,312,184,512
The accompanying notes are an integral part of these financial statements.

Institutional Money Market Funds  |  17

Financial highlights
(For a share outstanding throughout each period)
		Year ended January 31
Administrator Class	Six months ended July 31, 2022 (unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$1.0004	$1.0003	$1.0005	$1.0004	$1.0003	$1.0003
Net investment income	0.0028	0.0001	0.0033	0.0203	0.0188	0.0096
Net realized and unrealized gains (losses) on investments	(0.0002)	0.0000 [1]	(0.0002)	0.0001	0.0001	0.0000 [1]
Total from investment operations	0.0026	0.0001	0.0031	0.0204	0.0189	0.0096
Payment from affiliate	0.0000	0.0001	0.0000	0.0000	0.0000	0.0000
Distributions to shareholders from
Net investment income	(0.0028)	(0.0001)	(0.0033)	(0.0203)	(0.0188)	(0.0096)
Net realized gains	0.0000	0.0000	0.0000	(0.0000) [1]	0.0000	(0.0000) [1]
Total distributions to shareholders	(0.0028)	(0.0001)	(0.0033)	(0.0203)	(0.0188)	(0.0096)
Net asset value, end of period	$1.0002	$1.0004	$1.0003	$1.0005	$1.0004	$1.0003
Total return[2]	0.26%	0.02% [3]	0.32%	2.05%	1.91%	0.96%
Ratios to average net assets (annualized)
Gross expenses	0.36%	0.36%	0.35%	0.35%	0.36%	0.40%
Net expenses	0.29% *	0.15% *	0.29% *	0.33%	0.33%	0.32%
Net investment income	0.52%	0.01%	0.39%	2.01%	1.87%	0.96%
Supplemental data
Net assets, end of period (000s omitted)	$101,557	$131,539	$76,740	$113,555	$92,671	$92,542

*	Ratio includes class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Six months ended July 31, 2022 (unaudited)	0.04%
Year ended January 31, 2022	0.18%
Year ended January 31, 2021	0.03%

[1]	Amount is less than $0.00005.
[2]	Returns for periods of less than one year are not annualized.
[3]	During the year ended January 31, 2022, the Fund received a payment from an affiliate which had a 0.01% impact on total return. See Note 4 in the Notes to Financial Statement for additional information.
The accompanying notes are an integral part of these financial statements.

18  |  Institutional Money Market Funds

Financial highlights
(For a share outstanding throughout each period)
		Year ended January 31
Institutional Class	Six months ended July 31, 2022 (unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$1.0004	$1.0003	$1.0004	$1.0004	$1.0003	$1.0003
Net investment income	0.0033	0.0001	0.0041	0.0216	0.0202	0.0108
Net realized and unrealized gains (losses) on investments	(0.0001)	(0.0001)	0.0000	0.0000 [1]	0.0000 [1]	0.0000 [1]
Total from investment operations	0.0032	0.0000	0.0041	0.0216	0.0202	0.0108
Payment from affiliate	0.0000	0.0002	0.0000	0.0000	0.0000	0.0000
Distributions to shareholders from
Net investment income	(0.0033)	(0.0001)	(0.0042)	(0.0216)	(0.0201)	(0.0108)
Net realized gains	0.0000	0.0000	0.0000	(0.0000) [1]	0.0000	(0.0000) [1]
Total distributions to shareholders	(0.0033)	(0.0001)	(0.0042)	(0.0216)	(0.0201)	(0.0108)
Net asset value, end of period	$1.0003	$1.0004	$1.0003	$1.0004	$1.0004	$1.0003
Total return[2]	0.32%	0.02% [3]	0.42%	2.18%	2.04%	1.09%
Ratios to average net assets (annualized)
Gross expenses	0.24%	0.24%	0.23%	0.23%	0.24%	0.28%
Net expenses	0.20%	0.15% [4]	0.20%	0.20%	0.20%	0.20%
Net investment income	0.64%	0.01%	0.46%	2.14%	2.03%	1.11%
Supplemental data
Net assets, end of period (000s omitted)	$547,285	$678,991	$794,541	$1,704,936	$1,573,458	$1,104,814

[1]	Amount is less than $0.00005.
[2]	Returns for periods of less than one year are not annualized.
[3]	During the year ended January 31, 2022, the Fund received a payment from an affiliate which had a 0.02% impact on total return. See Note 4 in the Notes to Financial Statement for additional information.
[4]	Ratio includes class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would have been 0.05% higher.
The accompanying notes are an integral part of these financial statements.

Institutional Money Market Funds  |  19

Financial highlights
(For a share outstanding throughout each period)
		Year ended January 31
Select Class	Six months ended July 31, 2022 (unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$1.0005	$1.0004	$1.0005	$1.0005	$1.0004	$1.0004
Net investment income	0.0036	0.0004 [1]	0.0049	0.0223	0.0208	0.0116
Net realized and unrealized gains (losses) on investments	0.0000 [2]	(0.0002)	(0.0001)	0.0000 [2]	0.0001	0.0000 [2]
Total from investment operations	0.0036	0.0002	0.0048	0.0223	0.0209	0.0116
Payment from affiliate	0.0000	0.0003	0.0000	0.0000	0.0000	0.0000
Distributions to shareholders from
Net investment income	(0.0036)	(0.0004)	(0.0049)	(0.0223)	(0.0208)	(0.0116)
Net realized gains	0.0000	0.0000	0.0000	(0.0000) [2]	0.0000	(0.0000) [2]
Total distributions to shareholders	(0.0036)	(0.0004)	(0.0049)	(0.0223)	(0.0208)	(0.0116)
Net asset value, end of period	$1.0003	$1.0005	$1.0004	$1.0005	$1.0005	$1.0004
Total return[3]	0.34%	0.05% [4]	0.49%	2.25%	2.11%	1.16%
Ratios to average net assets (annualized)
Gross expenses	0.20%	0.20%	0.19%	0.19%	0.20%	0.24%
Net expenses	0.13%	0.12% [5]	0.13%	0.13%	0.13%	0.12%
Net investment income	0.69%	0.04%	0.40%	2.21%	2.10%	1.19%
Supplemental data
Net assets, end of period (000s omitted)	$3,633,049	$4,373,391	$8,471,954	$7,119,681	$6,459,320	$5,717,659

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.00005.
[3]	Returns for periods of less than one year are not annualized.
[4]	During the year ended January 31, 2022, the Fund received a payment from an affiliate which had a 0.03% impact on total return. See Note 4 in the Notes to Financial Statement for additional information.
[5]	Ratio includes class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would have been 0.01% higher.
The accompanying notes are an integral part of these financial statements.

20  |  Institutional Money Market Funds

Financial highlights
(For a share outstanding throughout each period)
		Year ended January 31
Service Class	Six months ended July 31, 2022 (unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$1.0003	$1.0002	$1.0004	$1.0004	$1.0003	$1.0003
Net investment income	0.0025	0.0001 [1]	0.0031	0.0194	0.0177	0.0085
Net realized and unrealized gains (losses) on investments	(0.0002)	0.0000	(0.0004)	(0.0001)	0.0002	0.0000 [2]
Total from investment operations	0.0023	0.0001	0.0027	0.0193	0.0179	0.0085
Payment from affiliate	0.0000	0.0001	0.0000	0.0000	0.0000	0.0000
Distributions to shareholders from
Net investment income	(0.0025)	(0.0001)	(0.0029)	(0.0193)	(0.0178)	(0.0085)
Net realized gains	0.0000	0.0000	0.0000	(0.0000) [2]	0.0000	(0.0000) [2]
Total distributions to shareholders	(0.0025)	(0.0001)	(0.0029)	(0.0193)	(0.0178)	(0.0085)
Net asset value, end of period	$1.0001	$1.0003	$1.0002	$1.0004	$1.0004	$1.0003
Total return[3]	0.23%	0.02% [4]	0.28%	1.95%	1.81%	0.85%
Ratios to average net assets (annualized)
Gross expenses	0.53%	0.53%	0.50%	0.51%	0.51%	0.55%
Net expenses	0.36% *	0.14% *	0.34% *	0.43%	0.43%	0.43%
Net investment income	0.45%	0.01%	0.33%	1.92%	1.79%	0.84%
Supplemental data
Net assets, end of period (000s omitted)	$107,230	$128,263	$42,155	$55,893	$70,327	$61,415

*	Ratio includes class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Six months ended July 31, 2022 (unaudited)	0.07%
Year ended January 31, 2022	0.29%
Year ended January 31, 2021	0.09%

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.00005.
[3]	Returns for periods of less than one year are not annualized.
[4]	During the year ended January 31, 2022, the Fund received a payment from an affiliate which had a 0.01% impact on total return. See Note 4 in the Notes to Financial Statement for additional information.
The accompanying notes are an integral part of these financial statements.

Institutional Money Market Funds  |  21

Notes to financial statements (unaudited)
1. ORGANIZATION
Allspring Funds Trust (the "Trust"), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Heritage Money Market Fund (the "Fund") which is a diversified series of the Trust.
The Fund operates as an institutional non-government money market fund. As an institutional non-government money market fund, shareholders will transact at a floating net asset value (NAV) rounded to four decimal places in accordance with the valuation policies below.
Consistent with Rule 2a-7, the Board of Trustees of the Fund is permitted to impose a liquidity fee on redemptions from the Fund or a redemption gate (i.e., a suspension of the right to redeem) in the event that the Fund’s liquidity falls below required minimums because of market conditions or other factors. If the Fund’s weekly liquid assets (as defined in Rule 2a-7(34)) fall below 30% of the Fund’s total assets, the Board of Trustees is permitted, but not required, to: (i) impose a liquidity fee of no more than 2% of the amount redeemed; and/or (ii) impose a redemption gate. If the Fund’s weekly liquid assets fall below 10% of the Fund’s total assets, the Fund must impose, generally as of the beginning of the next business day, a liquidity fee of 1% of the amount redeemed unless the Board of Trustees determines that such a fee is not in the best interest of the Fund or determines that a lower or higher fee (subject to the 2% limit) is in the best interest of the Fund. Liquidity fees reduce the amount a shareholder receives upon redemption of its shares. The Fund retains any liquidity fees for the benefit of remaining shareholders. The Board of Trustees did not impose any liquidity fees and/or redemption gates during the six months ended July 31, 2022.
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC ("Allspring Funds Management"). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
Repurchase agreements
The Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Allspring Funds Management. Repurchase agreements are agreements where the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon time and price. The repurchase agreements must be fully collateralized based on values that are marked-to-market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price (including accrued interest). The repurchase agreements are collateralized by securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.

22  |  Institutional Money Market Funds

Notes to financial statements (unaudited)
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund's commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.
Distributions to shareholders
Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund's fiscal year end. Therefore, a portion of the Fund's distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund's tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of July 31, 2022, the aggregate cost of all investments for federal income tax purposes was $4,356,161,407 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$ 126,906
Gross unrealized losses	(744,423)
Net unrealized losses	$(617,517)
As of January 31, 2022, the Fund had capital loss carryforwards which consisted of $3,735,218 in short-term capital losses.
Class allocations
The separate classes of shares offered by the Fund differ principally in shareholder servicing and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

Institutional Money Market Funds  |  23

Notes to financial statements (unaudited)
3. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of July 31, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Certificates of deposit	$0	$ 1,235,891,268	$0	$ 1,235,891,268
Closed end municipal bond fund obligations	0	44,000,000	0	44,000,000
Commercial paper	0	1,767,742,433	0	1,767,742,433
Municipal obligations	0	592,315,189	0	592,315,189
Other instruments	0	211,255,000	0	211,255,000
Other notes	0	137,190,000	0	137,190,000
Repurchase agreements	0	367,150,000	0	367,150,000
Total assets	$0	$4,355,543,890	$0	$4,355,543,890
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the six months ended July 31, 2022, the Fund did not have any transfers into/out of Level 3.
4. TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $5 billion	0.150%
Next $5 billion	0.140
Next $5 billion	0.130
Next $85 billion	0.125
Over $100 billion	0.120

24  |  Institutional Money Market Funds

Notes to financial statements (unaudited)
For the six months ended July 31, 2022, the management fee was equivalent to an annual rate of 0.15% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.05% and declining to 0.01% as the average daily net assets of the Fund increase. Prior to November 1, 2021, Wells Capital Management Singapore, a former affiliate, was also a subadviser to the Fund and was entitled to receive a fee at an annual rate which started at 0.0025% and declined to 0.0005% as the average daily net assets of the Fund increased.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Administrator Class	0.10%
Institutional Class	0.08
Select Class	0.04
Service Class	0.12
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund.  When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses.  When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses.  Allspring Funds Management has contractually committed through May 31, 2023 to waive fees and/or reimburse expenses to the extent necessary to cap expenses.  Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. In addition to the contractual waivers and/or reimbursements, Allspring Funds Management also voluntarily waived certain class-level expenses during the six months ended July 31, 2022 in order to maintain a positive yield.  These voluntary class-level waivers may be discontinued at any time.  As of July 31, 2022, the contractual expense caps are as follows:
Expense ratio caps
Administrator Class	0.33%
Institutional Class	0.20
Select Class	0.13
Service Class	0.43
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Service Class is charged a fee at an annual rate of 0.25% of its average daily net assets. Administrator Class is charged a fee at an annual rate of 0.10% of its average daily net assets. A portion of these total shareholder servicing fees were paid to affiliates.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.

Institutional Money Market Funds  |  25

Notes to financial statements (unaudited)
Other transactions
During the year ended January 31, 2022,  Allspring Funds Management made a payment to the Fund in the amount of $1,808,392 in connection with certain fees.
5. ACQUISITION
After the close of business on March 26, 2021, the Fund acquired the net assets of Wells Fargo Cash Investment Money Market Fund. The purpose of the transaction was to combine two funds with similar investment objectives and strategies. Shareholders holding Administrator Class, Institutional Class, Select Class and Service Class shares of Wells Fargo Cash Investment Money Market Fund received Administrator Class, Institutional Class, Select Class and Service Class, respectively, of the Fund in the reorganization. The acquisition was accomplished by a tax-free exchange of all of the shares of Wells Fargo Cash Investment Money Market Fund for 492,242,574 shares of the Fund valued at $492,497,231 at an exchange ratio of 1.00, 1.00, 1.00, and 1.00 for Administrator Class, Institutional Class, Select Class and Service Class, respectively. The investment portfolio of Wells Fargo Cash Investment Money Market Fund with a fair value of $491,721,702, identified cost of $491,720,949 and unrealized gains of $753 at March 26, 2021 were the principal assets acquired by the Fund. The aggregate net assets of Wells Fargo Cash Investment Money Market Fund and the Fund immediately prior to the acquisition were $492,497,231 and $8,109,685,068, respectively. The aggregate net assets of the Fund immediately after the acquisition were $8,602,182,299. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from Wells Fargo Cash Investment Money Market Fund was carried forward to align with ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
Assuming the acquisition had been completed February 1, 2021 the beginning of the annual reporting period for the Fund, the pro forma results of operations for the year ended January 31, 2022 would have been as follows:
Net investment income	$ 6,579,046
Net realized and unrealized losses on investment	(412,563)
Net increase in net assets resulting from operations	6,166,483
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Wells Fargo Cash Investment Money Market Fund that have been included in the Fund’s Statement of Operations since March 29, 2021.
6. INDEMNIFICATION
Under the Fund's organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
7. CORONAVIRUS (COVID-19) PANDEMIC
On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are affecting the entire global economy, individual companies and investment products, the funds, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may last for an extended period of time. COVID-19 has led to significant uncertainty and volatility in the financial markets.

26  |  Institutional Money Market Funds

Other information (unaudited)
PROXY VOTING INFORMATION
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
PORTFOLIO HOLDINGS INFORMATION
The Fund files its complete schedule of portfolio holdings with the SEC each month on Form N-MFP. Shareholders may view the filed Form N-MFP by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

Institutional Money Market Funds  |  27

Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 136 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019	Retired. Chairman of the Board of CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).	N/A
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

28  |  Institutional Money Market Funds

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously taught at Cornell University from 1978 to 1993.	N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A
James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Board member of the Destination Medical Center Economic Development Agency, Rochester, Minnesota since 2019. Interim President of the McKnight Foundation from January to September 2020. McKnight Foundation Consultant, November 2020 to February 2021. Acting Commissioner, Minnesota Department of Human Services, July 2019 through September 2019. Consultant (part-time), Minnesota Department of Human Services, October 2019 through December 2019. Chief Operating Officer, Twin Cities Habitat for Humanity from 2017 to 2019. Vice President of University Services, University of Minnesota from 2012 to 2016. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2011 to 2012, Chairman of the Board from 2009 to 2012 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Executive Vice President of the Minnesota Wild Foundation from 2004 to 2008. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently Board Chair of the Minnesota Wild Foundation since 2010.	N/A
*  Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Institutional Money Market Funds  |  29

Other information (unaudited)
Officers2
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	President, Chief Executive Officer and Director of Allspring Funds Management, LLC since 2017 and co-president of Galliard Capital Management, LLC, an affiliate of Allspring Funds Management, LLC, since 2019. Prior thereto, Head of Affiliated Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014. In addition, Mr. Owen was an Executive Vice President of Wells Fargo & Company from 2014 to 2021.
Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Fund Complex)	Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Kate McKinley (Born 1977)	Chief Legal Officer, since 2021	Chief Legal Officer of Allspring Global Investments since 2021. Prior thereto, held various roles at State Street Global Advisors beginning in 2010, including serving as Senior Vice President and General Counsel from 2019 to 2021, and Chief Operating Officer of the Institutional Client Group from 2016 - 2019. Prior to working at State Street Global Advisors served as Assistant General Counsel for Bank of America Corporation from 2005 to 2010 and as an Associate at WilmerHale from 2002 to 2005.
Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022	Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015 Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.
Matthew Prasse (Born 1983)	Secretary, since 2021	Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at Morgan, Lewis & Bockius LLP from 2008 to 2015.
1  The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at allspringglobal.com.
2  For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

30  |  Institutional Money Market Funds

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund's website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call
1-800-222-8222 or visit the Fund's website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2022 Allspring Global Investments Holdings, LLC. All rights reserved.
PAR-0822-00639 09-22
SA304/SAR304 07-22

Semi-Annual Report
July 31, 2022
Retail Money Market Funds
■	Allspring Money Market Fund

The views expressed and any forward-looking statements are as of July 31, 2022, unless otherwise noted, and are those of the Fund's portfolio managers and/or Allspring Global Investments. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Allspring Global Investments disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

Retail Money Market Funds  |  1

Letter to shareholders (unaudited)
Andrew Owen
President
Allspring Funds
Dear Shareholder:
We are pleased to offer you this semi-annual report for Allspring Money Market Fund for the six-month period that ended July 31, 2022. Globally, stocks experienced heightened volatility through the period as the global economy faced multiple challenges. Bonds also had poor performance during a difficult period, with major fixed income indexes all down for the six-month period.
Earlier tailwinds provided by global stimulus programs, vaccination rollouts, and recovering consumer and corporate sentiment were more than offset by the highest rate of inflation in four decades, concerns about aggressive central bank rate hikes, more highly contagious COVID-19 variants, and the Russia-Ukraine war. The impact of already-significant supply chain disruptions was made worse by China’s COVID-19 lockdowns.
For the six-month period, U.S. large-cap stocks, non-U.S. developed market equities, and emerging market stocks had substantial losses. Returns from fixed income securities were negative in a period of high inflation and sharply rising interest rates. For the period, U.S. stocks, based on the S&P 500 Index,1 lost 7.81%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 returned -12.40%, while the MSCI Emerging Markets Index (Net) (USD)3 lost 16.24%. Among bond indexes, the Bloomberg U.S. Aggregate Bond Index4 returned -6.14%, the Bloomberg Global Aggregate ex-USD Index (unhedged)5 returned -13.18%, the Bloomberg Municipal Bond Index6 lost 3.95%, and the ICE BofA U.S. High Yield Index7 fell 6.27%.
Rising inflation, COVID, and the Russian invasion of Ukraine drove market performance.
The six-month period began with the Russian invasion of Ukraine, which dominated the financial world in February and March. Equity, bond, and commodities markets were shaken by fear, uncertainty, and an upending of demand-supply dynamics. Major global stock indexes were down in February, along with global bonds overall, with ongoing high levels of volatility in March along with mixed results that favored U.S. large-cap stocks. Prices of commodities spiked, including crude oil, natural gas, wheat, and precious metals, on elevated concerns of supply shortages. All of this fed already-high inflation concerns and added to expectations of more aggressive central bank interest rate hikes. Sweeping sanctions against Russia and corporate pullouts contributed to market volatility. Despite the geopolitical turmoil, the U.S. economic outlook remained largely unchanged, with a healthy job market and robust growth accompanying higher prices.
“ The six-month period began with the Russian invasion of Ukraine, which dominated the financial world in February and March. Equity, bond, and commodities markets were shaken by fear, uncertainty, and an upending of demand-supply dynamics.”

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
[3]	The MSCI Emerging Markets (EM) Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market performance of emerging markets. You cannot invest directly in an index.
[4]	The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.-dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
[5]	The Bloomberg Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.
[6]	The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
[7]	The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2022. ICE Data Indices, LLC. All rights reserved.

2  |  Retail Money Market Funds

Letter to shareholders (unaudited)
In April, market volatility continued, with deepening losses across major capital markets, as both the S&P 500 and MSCI ACWI (Net)1 fell 8% or more for the month. The Chinese economy struggled through a strict lockdown as the government tried to contain a major COVID-19 outbreak, creating a global ripple effect that compounded existing supply shortages. This was exacerbated by the impact of the Russia-Ukraine war on global commodities. Meanwhile, U.S. annual inflation raged at 8.5%, its highest level since 1981, and investors braced themselves for aggressive U.S. Federal Reserve (Fed) monetary tightening moves.
Market volatility continued in May, although markets recovered ground late in the month. Value stocks continued to outperform growth stocks. The concerns that had dominated markets for months continued, including high inflation and geopolitical tensions that exacerbated high crude oil, gasoline, and food prices. In response, the Fed raised the federal funds rate by 0.50%, with broad expectations of multiple rate hikes to come. Meanwhile, highly contagious COVID-19 variants persisted. However, labor markets in the U.S., the U.K., and Europe remained strong. The U.S. recorded a 3.6% unemployment rate, although labor market participation remained low. U.S. retail sales for April, released in May, indicated a fourth consecutive monthly increase, reflecting continued consumer resilience.
A historically bad year in financial markets continued in June, with stocks posting further losses en route to their worst first half of a year in 50 years. Bonds didn’t fare much better. Driving the losses were the same factors that have been at play: rising global inflation and fears of recession as central banks increase rates to try to curb inflation, which climbed above 9% in June in the U.S. The Fed raised its short-term rate by another 0.75% in June, ending the month at a 1.50%–1.75% range. Meanwhile, U.S. economic data remained relatively robust as the U.S. unemployment rate held steady at 3.6% and the housing market was only marginally affected, so far, by sharply higher mortgage rates.
Markets rebounded in July, led by U.S. stocks. While evidence began to point to an economic slowdown, and possibly a recession after two consecutive quarters of negative GDP growth, the U.S. labor market remained surprisingly robust: July nonfarm payrolls grew by more than 500,000 and U.S. unemployment dipped to 3.5%. Meanwhile, crude oil and retail gasoline prices, major contributors to recent overall inflation, fell substantially from earlier highs. And while U.S. housing market data indicated a continued rise in home prices, home sales fell as houses became less affordable with mortgage rates at a 13-year high. The Fed raised rates another 0.75% in July and forecasts pointed to continued rate increases.
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Allspring Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Thank you for choosing to invest with Allspring Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,
Andrew Owen
President
Allspring Funds
“ A historically bad year in financial markets continued in June, with stocks posting further losses en route to their worst first half of a year in 50 years.”

For further information about your fund, contact your investment professional, visit our website at allspringglobal.com, or call us directly at 1-800-222-8222.

[1]	The MSCI ACWI (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets. You cannot invest directly in an index.

Retail Money Market Funds  |  3

Letter to shareholders (unaudited)
Notice to Shareholders
Russia launched a large-scale invasion of Ukraine on February 24, 2022. As a result of this military action, the United States and many other countries have instituted various economic sanctions against Russian and Belarus individuals and entities. The situation has led to increased financial market volatility and has had severe adverse effects on regional and global economic markets, including the markets for certain securities and commodities, such as oil and natural gas. The extent and duration of the military action, resulting sanctions imposed, other punitive action taken and the resulting market disruptions cannot be easily predicted.
Our solidarity and support goes out to our impacted employees and the people affected in Ukraine and their families. Allspring has a dedicated team of investment professionals actively monitoring the situation for any new developments and the potential impact to our clients and investment products. As the situation remains fluid, we are focused on the assessment of risks, valuation, and liquidity of impacted securities. Please visit our website at allspringglobal.com and click on “Russia-Ukraine Updates” for further information.

4  |  Retail Money Market Funds

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Performance highlights (unaudited)
Investment objective	The Fund seeks current income, while preserving capital and liquidity.
Manager	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio managers	Michael C. Bird, CFA®‡, Jeffrey L. Weaver, CFA®‡, Laurie White

Average annual total returns (%) as of July 31, 2022
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net [2]
Class A (STGXX)	7-1-1992	–	–	–	0.21	0.85	0.46	0.70	0.60
Class C *	6-30-2010	-0.94	0.40	0.22	0.06	0.40	0.22	1.45	1.35
Premier Class (WMPXX)[3]	3-31-2016	–	–	–	0.38	1.15	0.66	0.31	0.20
Service Class (WMOXX)	6-30-2010	–	–	–	0.24	0.92	0.50	0.60	0.50
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment returns will fluctuate. The Fund’s yield figures more closely reflect the current earnings of the Fund than the total return figures. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Class A shares, Premier Class shares, and Service Class shares are sold without a front-end sales charge or contingent deferred sales charge. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Other fees and expenses apply to an investment in the Fund and are described in the Fund’s current prospectus.
For retail money market funds: You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
*	Class C shares are available only to shareholders making an exchange out of Class C shares of another mutual fund within the Allspring family of funds.
[1]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.
[2]	The manager has contractually committed through May 31, 2023, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.60% for Class A, 1.35% for Class C, 0.20% for Premier Class and 0.50% for Service Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. The manager and/or its affiliates may also voluntarily waive all or a portion of any fees to which they are entitled and/or reimburse certain expenses as they may determine from time to time. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.
[3]	Historical performance shown for the Premier Class shares prior to their inception reflects the performance of the Class A shares, and includes the higher expenses applicable to the Class A shares. If these expenses had not been included, returns for the Premier Class shares would be higher.

Yield summary (%) as of July 31, 2022
	Class A	Class C*	Premier Class	Service Class
7-day current yield[1]	1.55	0.76	1.98	1.66
7-day compound yield	1.56	0.76	2.00	1.67
30-day simple yield	1.24	0.48	1.70	1.35

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

6  |  Retail Money Market Funds

Performance highlights (unaudited)
Yield summary (%) as of July 31, 2022
	Class A	Class C*	Premier Class	Service Class
30-day compound yield	1.25	0.48	1.71	1.36

*	Class C shares are available only to shareholders making an exchange out of Class C shares of another mutual fund within the Allspring family of funds.
[1]	The manager has contractually committed through May 31, 2023, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses and may also voluntarily waive or reimburse additional fees and expenses which may be discontinued or modified at any time without notice. Without these reductions, the Fund’s 7-day current yield would have been 1.46%, 0.67%, 1.81% and 1.57% for Class A, Class C, Premier Class and Service Class, respectively.
Portfolio composition as of July 31, 2022[1]
[1]	Figures represent the percentage of the Fund's total investments. These amounts are subject to change and may have changed since the date specified.

Effective maturity distribution as of July 31, 2022[1]
[1]	Figures represent the percentage of the Fund's total investments. These amounts are subject to change and may have changed since the date specified.

Weighted average maturity as of July 31, 2022[1]
13 days
[1]	Weighted Average Maturity (WAM): WAM is an average of the effective maturities of all securities held in the portfolio, weighted by each security’s percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. WAM calculations allow for the maturities of certain securities with demand features or periodic interest rate resets to be shortened. WAM is a way to measure a fund’s sensitivity to potential interest rate changes. WAM is subject to change and may have changed since the date specified.

Weighted average life as of July 31, 2022[1]
46 days
[1]	Weighted Average Life (WAL): WAL is an average of the final maturities of all securities held in the portfolio, weighted by their percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. In contrast to WAM, the calculation of WAL allows for the maturities of certain securities with demand features to be shortened, but not the periodic interest rate resets. WAL is a way to measure a fund’s potential sensitivity to credit spread changes. WAL is subject to change and may have changed since the date specified.

Retail Money Market Funds  |  7

Fund expenses (unaudited)
As a shareholder of the Fund, you incur: (1) transaction costs, including contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from February 1, 2022 to July 31, 2022.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning account value 2-1-2022	Ending account value 7-31-2022	Expenses paid during the period[1]	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,002.01	$2.28	0.46%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.51	$2.31	0.46%
Class C
Actual	$1,000.00	$1,000.56	$3.92	0.79%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.88	$3.96	0.79%
Premier Class
Actual	$1,000.00	$1,003.67	$0.65	0.13%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.15	$0.65	0.13%
Service Class
Actual	$1,000.00	$1,002.31	$1.99	0.40%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.81	$2.01	0.40%
1 Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half-year period).

8  |  Retail Money Market Funds

Portfolio of investments—July 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Certificates of deposit: 28.47%
ABN Amro Bank NV	2.32%	8-1-2022	$100,000,000	$ 100,000,000
Australia & New Zealand Banking Group Limited	2.32	8-1-2022	120,000,000	120,000,000
Banco Santander (U.S. SOFR +0.19%) ±	2.47	8-3-2022	20,000,000	20,000,000
Banco Santander (U.S. SOFR +0.45%) ±	2.73	11-9-2022	25,000,000	25,000,000
Bank of Montreal (U.S. SOFR +0.75%) ±%%	3.02	8-1-2023	40,000,000	40,000,000
Bank of Nova Scotia (U.S. SOFR +0.52%) ±	2.80	9-22-2022	20,000,000	20,000,000
BNP Paribas (U.S. SOFR +0.13%) ±	2.41	8-2-2022	25,000,000	24,999,848
Cooperatieve Centrale (U.S. SOFR +0.20%) ±	2.48	11-23-2022	15,000,000	15,000,000
Cooperatieve Centrale (U.S. SOFR +0.42%) ±	2.70	12-27-2022	15,000,000	15,000,000
Credit Agricole Corporate and Investment Bank of New York	2.31	8-1-2022	125,000,000	125,000,000
HSBC Bank USA NA	2.32	8-1-2022	120,000,000	120,000,000
Mitsubishi UFJ Trust & Banking (U.S. SOFR +0.18%) ±	2.46	8-15-2022	15,000,000	15,000,000
Mizuho Bank Limited	2.32	8-1-2022	145,000,000	145,000,000
Nordea Bank AB (U.S. SOFR +0.17%) ±	2.45	11-28-2022	20,000,000	19,996,688
Nordea Bank AB (U.S. SOFR +0.42%) ±	2.70	12-7-2022	35,000,000	35,000,000
Nordea Bank AB (U.S. SOFR +0.55%) ±	2.83	1-20-2023	35,000,000	35,000,000
Norinchukin Bank (U.S. SOFR +0.32%) ±	2.60	8-22-2022	20,000,000	20,000,000
Oversea-Chinese Banking Corporation (U.S. SOFR +0.35%) ±	2.63	10-20-2022	15,000,000	15,000,000
Oversea-Chinese Banking Corporation (U.S. SOFR +0.44%) ±	2.72	9-26-2022	20,000,000	20,000,000
Oversea-Chinese Banking Corporation (U.S. SOFR +0.48%) ±	2.76	2-27-2023	15,000,000	15,000,000
Oversea-Chinese Banking Corporation (U.S. SOFR +0.51%) ±	2.79	3-3-2023	25,000,000	25,000,000
Oversea-Chinese Banking Corporation (U.S. SOFR +0.56%) ±	2.84	1-27-2023	50,000,000	50,000,000
Royal Bank of Canada (U.S. SOFR +0.65%) ±	2.93	7-3-2023	30,000,000	30,000,000
Standard Chartered Bank (U.S. SOFR +0.15%) ±	2.43	10-17-2022	20,000,000	19,989,294
Standard Chartered Bank (U.S. SOFR +0.61%) ±	2.89	1-31-2023	50,000,000	50,000,000
Sumitomo Mitsui Banking Corporation (U.S. SOFR +0.33%) ±	1.86	8-1-2022	20,000,000	20,000,000
Sumitomo Mitsui Banking Corporation (U.S. SOFR +0.18%) ±	2.46	8-10-2022	17,000,000	17,000,000
Sumitomo Mitsui Banking Corporation (U.S. SOFR +0.45%) ±	2.73	12-7-2022	20,000,000	20,000,000
Sumitomo Mitsui Banking Corporation (U.S. SOFR +0.51%) ±	2.79	12-15-2022	25,000,000	25,000,000
Sumitomo Mitsui Trust (U.S. SOFR +0.18%) ±	2.46	8-11-2022	15,000,000	15,000,000
Sumitomo Mitsui Trust (U.S. SOFR +0.62%) ±	2.90	2-2-2023	50,000,000	50,000,000
Svenska Handelsbanken (U.S. SOFR +0.17%) ±	2.45	9-9-2022	15,000,000	15,000,000
Svenska Handelsbanken (U.S. SOFR +0.51%) ±	2.79	3-28-2023	20,000,000	20,000,000
Svenska Handelsbanken (U.S. SOFR +0.55%) ±	2.83	1-23-2023	35,000,000	35,000,000
Toronto Dominion Bank (U.S. SOFR +0.16%) ±	1.69	8-19-2022	15,000,000	15,000,000
Toronto Dominion Bank (U.S. SOFR +0.20%) ±	1.73	11-8-2022	15,000,000	15,000,000
Toronto Dominion Bank	2.79	1-6-2023	50,000,000	50,000,000
Total Certificates of deposit (Cost $1,416,985,830)				1,416,985,830

Closed end municipal bond fund obligations: 1.18%
Nuveen Credit Strategies Income Fund Preferred Shares Series A (150 shares) 2.47% 144Aø	15,000,000	15,000,000
The accompanying notes are an integral part of these financial statements.

Retail Money Market Funds  |  9

Portfolio of investments—July 31, 2022 (unaudited)

	Principal	Value

Nuveen Floating Rate Income Fund Variable Rate Demand Preferred Shares Series A (110 shares) 2.47% 144Aø	$ 11,000,000	$ 11,000,000
Nuveen Preferred & Income Securities Fund Preferred Shares (100 shares) 2.47% 144Aø	10,000,000	10,000,000
Nuveen Short Duration Credit Opportunities Fund Taxable Fund Preferred Shares Series A (230 shares) 2.47% 144Aø	23,000,000	23,000,000
Total Closed end municipal bond fund obligations (Cost $59,000,000)		59,000,000

	Interest rate
Commercial paper: 43.31%
Asset-backed commercial paper: 16.55%
Angelsea Funding LLC (U.S. SOFR +0.32%) 144A±	2.60%	9-30-2022	35,000,000	35,000,000
Anglesea Funding LLC 144A☼	1.70	8-1-2022	25,000,000	25,000,000
Antalis SA ☼	2.46	8-29-2022	15,000,000	14,971,417
Atlantic Asset Securitization LLC 144A☼	1.77	8-1-2022	60,000,000	60,000,000
Atlantic Asset Securitization LLC 144A☼	1.80	8-4-2022	11,000,000	10,998,350
Autobahn Funding Company LLC ☼	2.32	8-5-2022	30,000,000	29,992,267
Bennington Sark Capital Company ☼	1.88	8-4-2022	45,000,000	44,992,950
Collateralized Commercial Paper V Company LLC ☼	2.03	11-10-2022	20,000,000	19,887,217
Collateralized Commercial Paper V Company LLC (U.S. SOFR +0.59%) ±	2.87	9-19-2022	20,000,000	20,000,000
Concord Minutemen Capital Company ☼	2.13	8-2-2022	50,000,000	49,997,042
Concord Minutemen Capital Company 144A☼	2.35	8-4-2022	21,000,000	20,995,888
Concord Minutemen Capital Company ☼	2.35	8-5-2022	60,000,000	59,984,333
Institutional Secured Funding LLC ☼	2.26	8-3-2022	25,000,000	24,996,861
Institutional Secured Funding LLC ☼	2.37	8-4-2022	60,000,000	59,988,150
Legacy Capital Company 144A☼	1.46	8-3-2022	25,000,000	24,997,986
Legacy Capital Company 144A☼	1.46	8-4-2022	20,000,000	19,997,583
Lexington Parker Capital Company LLC 144A☼	2.35	8-4-2022	60,000,000	59,988,250
LMA Americas LLC 144A☼	1.81	9-23-2022	10,000,000	9,973,500
LMA Americas LLC 144A☼	2.23	12-1-2022	20,000,000	19,850,889
LMA Americas LLC ☼	2.59	9-28-2022	33,200,000	33,061,999
Mountcliff Funding LLC (U.S. SOFR +0.47%) 144A±	2.00	11-1-2022	25,000,000	25,000,000
Mountcliff Funding LLC ☼	2.35	8-4-2022	40,000,000	39,992,167
Old Line Funding LLC (U.S. SOFR +0.16%) 144A±	1.69	8-18-2022	44,000,000	44,000,619
Ridgefield Funding Company LLC ☼	3.07	12-22-2022	20,000,000	19,760,078
Ridgefield Funding Company LLC (U.S. SOFR +0.40%) 144A±	2.68	10-6-2022	20,000,000	20,000,000
Victory Receivables Corporation 144A☼	1.40	8-4-2022	30,369,000	30,365,457
				823,793,003
Financial company commercial paper: 20.75%
Alpine Securitization ☼	2.61	9-29-2022	55,000,000	54,765,639
ASB BK Limited (U.S. SOFR +0.53%) 144A±	2.06	10-28-2022	25,000,000	25,000,000
Australia & New Zealand Banking Group Limited (U.S. SOFR +0.50%) 144A±	2.78	3-29-2023	15,000,000	15,000,000
Bank of Montreal (U.S. SOFR +0.42%) ±	2.70	12-8-2022	35,000,000	35,000,000
Bank of Montreal	2.90	4-4-2023	40,000,000	40,000,000
Bank of Nova Scotia (U.S. SOFR +0.42%) 144A±	2.70	11-1-2022	15,000,000	15,000,712
Bank of Nova Scotia (U.S. SOFR +0.50%) 144A±	2.78	12-23-2022	15,000,000	15,000,000
Barton Capital SA 144A☼	2.32	8-1-2022	50,000,000	50,000,000
Barton Capital SA (U.S. SOFR +0.45%) 144A±	2.73	11-22-2022	20,000,000	20,000,000
Barton Capital SA (U.S. SOFR +0.47%) 144A±	2.75	12-5-2022	10,000,000	10,000,000
The accompanying notes are an integral part of these financial statements.

10  |  Retail Money Market Funds

Portfolio of investments—July 31, 2022 (unaudited)

	Interest rate	Maturitydate	Principal	Value
Financial company commercial paper (continued)
Charta LLC ☼	2.53%	9-15-2022	$ 25,000,000	$ 24,921,250
Chesham Finance Limited ☼	2.32	8-1-2022	50,000,000	50,000,000
Credit Agricole Corporate and Investment Bank of New York ☼	1.39	8-1-2022	20,000,000	20,000,000
DBS Bank Limited 144A☼##	1.74	8-1-2022	50,000,000	50,000,000
Erste Finance LLC ☼	2.32	8-1-2022	130,000,000	130,000,000
Mitsubishi Corporation ☼	2.44	8-26-2022	70,000,000	69,881,389
Mitsubishi Corporation ☼	2.66	9-26-2022	65,000,000	64,732,056
Mitsubishi UFJ Trust & Banking ☼	2.59	9-20-2022	30,300,000	30,191,425
National Australia Bank Limited (U.S. SOFR +0.42%) 144A±	2.70	12-8-2022	35,000,000	35,000,000
National Bank of Canada (U.S. SOFR +0.34%) 144A±	2.62	10-7-2022	15,000,000	15,000,000
Royal Bank of Canada (U.S. SOFR +0.44%) 144A±	2.72	12-19-2022	20,000,000	20,000,194
Royal Bank of Canada (U.S. SOFR +0.50%) 144A±	2.78	3-2-2023	20,000,000	20,000,000
Sumitomo Mitsui Trust 144A☼	1.85	9-22-2022	35,000,000	34,906,978
The Fédération des caisses Desjardins du Québec ☼	2.58	9-28-2022	55,000,000	54,772,269
The Fédération des caisses Desjardins du Québec (U.S. SOFR +0.35%) 144A±	2.63	10-21-2022	15,000,000	15,000,000
Toyota Credit de Puerto Rico Corporation (U.S. SOFR +0.41%) ±	1.94	10-7-2022	10,000,000	10,000,000
Toyota Motor Credit Corporation (U.S. SOFR +0.15%) ±	2.43	8-15-2022	59,000,000	58,997,687
United Overseas Bank Limited ☼	2.39	9-23-2022	35,000,000	34,877,364
Westpac Banking Corporation (U.S. SOFR +0.50%) 144A±	2.78	3-21-2023	15,000,000	15,000,000
				1,033,046,963
Other commercial paper: 6.01%
Adventist Health System ☼	1.45	8-4-2022	25,000,000	24,996,979
Adventist Health System ☼	2.06	8-17-2022	25,000,000	24,977,222
Nieuw Amsterdam Receivables Corporation BV 144A☼	1.38	8-3-2022	50,000,000	49,996,167
Nieuw Amsterdam Receivables Corporation BV 144A☼	1.81	9-22-2022	25,000,000	24,935,000
Regents of University of California ☼	1.72	8-1-2022	10,280,000	10,280,000
Regents of University of California ☼	2.46	9-14-2022	10,000,000	9,970,056
Regents of University of California ☼	2.51	9-15-2022	7,500,000	7,476,563
Regents of University of California ☼	2.56	8-17-2022	15,000,000	14,983,000
Regents of University of California ☼	2.56	9-7-2022	12,000,000	11,968,550
Singapore Technologies Engineering Limited ☼	2.55	9-22-2022	120,000,000	119,560,381
				299,143,918
Total Commercial paper (Cost $2,155,983,884)				2,155,983,884
Municipal obligations: 18.08%
Alaska: 1.38%
Variable rate demand notes ø: 1.38%
Alaska Housing Finance Corporation Various Taxable Capital Project (Housing revenue)	2.34	12-1-2043	68,900,000	68,900,000
The accompanying notes are an integral part of these financial statements.

Retail Money Market Funds  |  11

Portfolio of investments—July 31, 2022 (unaudited)

	Interest rate	Maturitydate	Principal	Value
Arizona: 1.15%
Variable rate demand notes ø: 1.15%
Taxable Municipal Funding Trust Various States Floaters Series 2021-004 (Health revenue, Barclays Bank plc LOC) 144A	2.55%	11-15-2054	$ 5,095,000	$ 5,095,000
Tender Option Bond Trust Receipts/Floater Certificates Series 2021-MIZ9060TX (Tax revenue, Mizuho Capital Markets LLC LOC) 144A	2.59	2-15-2041	52,096,157	52,096,157
				57,191,157
California: 4.12%
Other municipal debt : 1.21%
California Series B4 (GO revenue)	1.92	8-8-2022	20,745,000	20,745,000
California Series B4 (GO revenue)	2.50	9-22-2022	12,645,000	12,645,000
San Francisco CA City & County Public Utilities Commission (Water & sewer revenue)	1.95	8-17-2022	26,697,000	26,697,000
				60,087,000
Variable rate demand notes ø: 2.91%
Metropolitan Water District of Southern California Series A (Water & sewer revenue, Bank of America NA SPA)	2.34	7-1-2042	37,525,000	37,525,000
San Francisco CA City & County Certificate of Participation Series 2016-XFT901 (Miscellaneous revenue, Morgan Stanley Bank LIQ) 144A	2.40	11-1-2041	18,000,000	18,000,000
Tender Option Bond Trust Receipts/Certificates Los Angeles Community College District Series 2016-TXG002 (GO revenue, Bank of America NA LIQ) 144A	2.47	8-1-2049	15,700,000	15,700,000
University of California Revenue Various Taxable Series Z-1 (Education revenue)	2.31	7-1-2041	73,540,000	73,540,000
				144,765,000
Colorado: 1.42%
Variable rate demand notes ø: 1.42%
Colorado HFA MFHR Class II Series B (Housing revenue, FHLB SPA)	2.36	5-1-2052	35,530,000	35,530,000
Colorado HFA Single Family Mortgage Bonds Class I Series 2022 C-2 (Housing revenue, GNMA Insured, FHLB SPA)	2.32	5-1-2052	14,370,000	14,370,000
Colorado HFA Single Family Mortgage Bonds Class I Series 2022 D-2 (Housing revenue, GNMA Insured, FHLB SPA)	2.32	5-1-2042	10,625,000	10,625,000
Colorado HFA Single Family Mortgage Bonds Class II Series 2021-I (Housing revenue, GNMA Insured, Royal Bank of Canada SPA)	2.32	11-1-2051	10,000,000	10,000,000
				70,525,000
The accompanying notes are an integral part of these financial statements.

12  |  Retail Money Market Funds

Portfolio of investments—July 31, 2022 (unaudited)

	Interest rate	Maturitydate	Principal	Value
Georgia: 1.07%
Variable rate demand notes ø: 1.07%
Macon-Bibb County GA Industrial Authority Kumho Tire Georgia Incorporated Series 2015A (Industrial development revenue, Korea Development Bank LOC)	2.39%	12-1-2022	$ 27,000,000	$ 27,000,000
Macon-Bibb County GA Industrial Authority Kumho Tire Georgia Incorporated Series 2015B (Industrial development revenue, Korea Development Bank LOC)	2.39	12-1-2022	26,000,000	26,000,000
				53,000,000
Idaho: 0.82%
Other municipal debt : 0.82%
Idaho Housing and Finance Association (Housing revenue)	2.35	9-7-2022	40,780,000	40,780,000
Kentucky: 0.26%
Variable rate demand notes ø: 0.26%
Kentucky Housing Corporation Series B (Housing revenue, Kentucky Housing Corporation SPA)	2.35	7-1-2041	13,150,000	13,150,000
Maryland: 0.44%
Variable rate demand notes ø: 0.44%
Maryland Department of Housing and Community Development Series 2012B (Housing revenue, TD Bank NA SPA)	2.40	9-1-2033	21,880,000	21,880,000
Minnesota: 1.95%
Variable rate demand notes ø: 1.95%
Minnesota Housing Finance Agency Series 2022D (Housing revenue, GNMA / FNMA / FHLMC Insured, Royal Bank of Canada SPA)	2.35	7-1-2052	29,875,000	29,875,000
Minnesota Housing Finance Agency Series 2022F (Housing revenue, GNMA / FNMA / FHLMC Insured, Royal Bank of Canada SPA)	2.35	7-1-2052	37,275,000	37,275,000
Minnesota Housing Finance Agency Series 2022H (Housing revenue, FHLB SPA)	2.35	7-1-2052	30,000,000	30,000,000
				97,150,000
Missouri: 0.04%
Variable rate demand notes ø: 0.04%
Bridgeton MO IDA Stolze Printing (Industrial development revenue, Carrollton Bank LOC)	2.45	12-1-2047	2,050,000	2,050,000
New Hampshire: 0.97%
Variable rate demand notes ø: 0.97%
New Hampshire Business Finance Authority CJ Foods Manufacturing Beaumont Corporation Series A (Industrial development revenue, Kookmin Bank LOC) 144A	2.39	10-1-2028	24,000,000	24,000,000
New Hampshire National Finance Authority Industrial Development Revenue Series A (Industrial development revenue, Kookmin Bank LOC) 144A	2.39	7-1-2029	24,500,000	24,500,000
				48,500,000
The accompanying notes are an integral part of these financial statements.

Retail Money Market Funds  |  13

Portfolio of investments—July 31, 2022 (unaudited)

	Interest rate	Maturitydate	Principal	Value
New York: 3.20%
Other municipal debt : 0.91%
Port Authority of New York & New Jersey Series C (Airport revenue)	1.88%	8-8-2022	$ 23,125,000	$ 23,125,000
Port Authority of New York & New Jersey Series C (Airport revenue)	2.00	8-15-2022	22,000,000	22,000,000
				45,125,000
Variable rate demand notes ø: 2.29%
New York Dormitory Authority Personal Income Tax Revenue Series XFT910 (Tax revenue, Citibank NA LIQ) 144A	2.40	3-15-2040	8,000,000	8,000,000
New York HFA Affordable Housing (Housing revenue, TD Bank NA SPA)	2.38	11-1-2055	33,425,000	33,425,000
New York Triborough Bridge & Tunnel Authority Refunding Bond Series 2018E (Transportation revenue, Bank of America NA LOC)	2.31	11-15-2032	11,890,000	11,890,000
Taxable Municipal Funding Trust Various States Floaters Series 2021-003 (GO revenue, Barclays Bank plc LOC) 144A	2.41	5-1-2041	17,840,000	17,840,000
Taxable Municipal Funding Trust Various States Floaters Series 2021-003 (GO revenue, Barclays Bank plc LOC) 144A	2.55	5-15-2056	23,065,000	23,065,000
Taxable Municipal Funding Trust Various States Floaters Series 2022-002 (GO revenue, Barclays Bank plc LOC) 144A	2.55	11-1-2041	15,000,000	15,000,000
Tender Option Bond Trust Receipts/Certificates Series 2021-TPG020 (Tax revenue, Bank of America NA LIQ) 144A	2.47	1-1-2023	5,000,000	5,000,000
				114,220,000
Other: 1.10%
Variable rate demand notes ø: 1.10%
Taxable Municipal Funding Trust Various States Floaters Series 2019-019 (Health revenue, Barclays Bank plc LOC) 144A	2.55	12-1-2030	220,000	220,000
Taxable Municipal Funding Trust Various States Floaters Series 2020-012 (Health revenue, Barclays Bank plc LOC) 144A	2.41	9-1-2030	5,465,000	5,465,000
Taxable Municipal Funding Trust Various States Floaters Series 2020-11 (Health revenue, Barclays Bank plc LOC, Barclays Bank plc LIQ) 144A	2.55	9-1-2030	48,795,000	48,795,000
				54,480,000
South Carolina: 0.16%
Variable rate demand notes ø: 0.16%
South Carolina Public Service Authority (Utilities revenue, Citibank NA LIQ) 144A	2.42	1-1-2050	8,000,000	8,000,000
Total Municipal obligations (Cost $899,803,157)				899,803,157
Other instruments: 2.23%
17th Street Rentals LLC §øø	2.45	6-1-2025	18,200,000	18,200,000
2020 Sheu Family Exempt Trust §øø	2.45	7-1-2041	9,175,000	9,175,000
Altoona Blair County Development Corporation 144A§øø	2.35	4-1-2035	5,850,000	5,850,000
Altoona Blair County Development Corporation 144A§øø	2.35	9-1-2038	3,000,000	3,000,000
The accompanying notes are an integral part of these financial statements.

14  |  Retail Money Market Funds

Portfolio of investments—July 31, 2022 (unaudited)

		Interest rate	Maturitydate	Principal	Value
Other instruments (continued)
Fortenbery Children 2017 Irrevocable Trust UTA §øø		2.45%	4-1-2026	$ 9,675,000	$ 9,675,000
Keep Memory Alive §øø		2.35	5-1-2037	2,630,000	2,630,000
L Ward Huntley Irrevocable Life Insurance Trust §øø		2.44	4-1-2071	7,350,000	7,350,000
Lavonne V. Johnson Life Insurance Trust §øø		2.45	6-1-2041	10,000,000	10,000,000
New Grammercy LLC §øø		2.45	2-1-2061	9,800,000	9,800,000
Rock Hill SI LLC §øø		2.45	6-1-2061	12,700,000	12,700,000
Solis Seattle LLC §øø		2.45	2-1-2061	20,000,000	20,000,000
Southside Brookshore §øø		2.45	9-1-2059	2,640,000	2,640,000
Total Other instruments (Cost $111,020,000)					111,020,000
Other notes: 0.52%
Corporate bonds and notes: 0.52%
Cellmark Incorporated Taxable Notes Series 2018A §øø		2.45	6-1-2038	16,000,000	16,000,000
Jets Stadium Development LLC Series A-4B 144A§øø		2.55	4-1-2047	9,835,000	9,835,000
Total Other notes (Cost $25,835,000)					25,835,000
Repurchase agreements^^: 6.59%
Bank of America NA, dated 7-29-2022, maturity value $178,309,169 (01)		2.30	8-1-2022	178,275,000	178,275,000
TD Securities USA Incorporated, dated 7-29-2022, maturity value $150,028,750 (02)		2.30	8-1-2022	150,000,000	150,000,000
Total Repurchase agreements (Cost $328,275,000)					328,275,000
Total investments in securities (Cost $4,996,902,871)	100.38%				4,996,902,871
Other assets and liabilities, net	(0.38)				(18,998,454)
Total net assets	100.00%				$4,977,904,417

±	Variable rate investment. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
##	All or a portion of this security is segregated for when-issued securities.
§	The security is subject to a demand feature which reduces the effective maturity.
øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
^^	Collateralized by:
(01) U.S. government securities, 3.00% to 3.50%, 7-20-2045 to 1-20-2050, fair value including accrued interest is $183,623,250.
(02) U.S. government securities, 2.50% to 5.00%, 8-25-2051 to 7-1-2052, fair value including accrued interest is $154,500,000.
☼	Zero coupon security. The rate represents the current yield to maturity.
%%	The security is purchased on a when-issued basis.

The accompanying notes are an integral part of these financial statements.

Retail Money Market Funds  |  15

Portfolio of investments—July 31, 2022 (unaudited)

Abbreviations:
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
HFA	Housing Finance Authority
IDA	Industrial Development Authority
LIQ	Liquidity agreement
LOC	Letter of credit
MFHR	Multifamily housing revenue
SOFR	Secured Overnight Financing Rate
SPA	Standby purchase agreement
The accompanying notes are an integral part of these financial statements.

16  |  Retail Money Market Funds

Statement of assets and liabilities—July 31, 2022 (unaudited)

Assets
Investments in unaffiliated securities, at amortized cost	$ 4,996,902,871
Cash	14,170
Receivable for Fund shares sold	40,340,331
Receivable for investments sold	29,540,575
Receivable for interest	4,029,050
Prepaid expenses and other assets	219,780
Total assets	5,071,046,777
Liabilities
Payable for Fund shares redeemed	52,421,734
Payable for when-issued transactions	40,000,000
Administration fees payable	362,115
Management fee payable	146,994
Dividends payable	48,599
Distribution fee payable	1,753
Trustees’ fees and expenses payable	782
Accrued expenses and other liabilities	160,383
Total liabilities	93,142,360
Total net assets	$4,977,904,417
Net assets consist of
Paid-in capital	$ 4,978,704,169
Total distributable loss	(799,752)
Total net assets	$4,977,904,417
Computation of net asset value per share
Net assets – Class A	$ 423,539,271
Shares outstanding – Class A1	423,557,034
Net asset value per share – Class A	$1.00
Net assets – Class C	$ 2,946,836
Shares outstanding – Class C1	2,946,951
Net asset value per share – Class C	$1.00
Net assets – Premier Class	$ 4,541,124,587
Shares outstanding – Premier Class[1]	4,541,314,446
Net asset value per share – Premier Class	$1.00
Net assets – Service Class	$ 10,293,723
Shares outstanding – Service Class[1]	10,294,157
Net asset value per share – Service Class	$1.00
[1]	The Fund has an unlimited number of authorized shares.
The accompanying notes are an integral part of these financial statements.

Retail Money Market Funds  |  17

Statement of operations—six months ended July 31, 2022 (unaudited)

Investment income
Interest	$ 16,309,987
Expenses
Management fee	3,347,466
Administration fees
Class A	465,712
Class C	2,801
Premier Class	1,164,361
Service Class	6,385
Shareholder servicing fees
Class A	529,219
Class C	3,183
Service Class	13,303
Distribution fee
Class C	9,549
Custody and accounting fees	109,547
Professional fees	30,009
Registration fees	238,779
Shareholder report expenses	48,739
Trustees’ fees and expenses	10,165
Other fees and expenses	25,828
Total expenses	6,005,046
Less: Fee waivers and/or expense reimbursements
Fund-level	(2,973,856)
Class A	(124,032)
Class C	(5,822)
Service Class	(1,824)
Net expenses	2,899,512
Net investment income	13,410,475
Net realized gains on investments	1,279
Net increase in net assets resulting from operations	$13,411,754
The accompanying notes are an integral part of these financial statements.

18  |  Retail Money Market Funds

Statement of changes in net assets

	Six months ended July 31, 2022 (unaudited)		Year ended January 31, 2022
Operations
Net investment income		$ 13,410,475		$ 1,096,935
Net realized gains on investments		1,279		13,887
Net increase in net assets resulting from operations		13,411,754		1,110,822
Distributions to shareholders from
Net investment income and net realized gains
Class A		(851,134)		(45,509)
Class C		(1,548)		(218)
Premier Class		(12,533,447)		(1,050,078)
Service Class		(24,346)		(1,130)
Total distributions to shareholders		(13,410,475)		(1,096,935)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	49,080,610	49,080,610	116,628,006	116,628,006
Class C	2,077,448	2,077,448	1,408,108	1,408,108
Premier Class	3,444,557,806	3,444,557,806	1,050,830,115	1,050,830,115
Service Class	205,981	205,981	946,410	946,410
		3,495,921,845		1,169,812,639
Reinvestment of distributions
Class A	841,400	841,400	37,827	37,827
Class C	1,544	1,544	203	203
Premier Class	12,432,119	12,432,119	1,028,386	1,028,386
Service Class	23,821	23,821	994	994
		13,298,884		1,067,410
Payment for shares redeemed
Class A	(61,285,860)	(61,285,860)	(148,324,202)	(148,324,202)
Class C	(1,092,282)	(1,092,282)	(2,303,589)	(2,303,589)
Premier Class	(1,347,121,940)	(1,347,121,940)	(3,073,049,703)	(3,073,049,703)
Service Class	(764,555)	(764,555)	(2,081,671)	(2,081,671)
		(1,410,264,637)		(3,225,759,165)
Net increase (decrease) in net assets resulting from capital share transactions		2,098,956,092		(2,054,879,116)
Total increase (decrease) in net assets		2,098,957,371		(2,054,865,229)
Net assets
Beginning of period		2,878,947,046		4,933,812,275
End of period		$ 4,977,904,417		$ 2,878,947,046
The accompanying notes are an integral part of these financial statements.

Retail Money Market Funds  |  19

Financial highlights
(For a share outstanding throughout each period)
		Year ended January 31
Class A	Six months ended July 31, 2022 (unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [1]	0.00 [1]	0.00 [1]	0.02	0.02	0.01
Net realized gains (losses) on investments	0.00 [1]	0.00 [1]	(0.00) [2]	0.00 [1]	0.00 [1]	0.00 [1]
Total from investment operations	0.00 [1]	0.00 [1]	0.00 [1]	0.02	0.02	0.01
Distributions to shareholders from
Net investment income	(0.00) [1]	(0.00) [1]	(0.00) [1]	(0.02)	(0.02)	(0.01)
Net realized gains	0.00	0.00	(0.00) [1]	0.00	0.00	0.00
Total distributions to shareholders	(0.00) [1]	(0.00) [1]	(0.00) [1]	(0.02)	(0.02)	(0.01)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.20%	0.01%	0.27%	1.76%	1.61%	0.64%
Ratios to average net assets (annualized)
Gross expenses	0.70%	0.70%	0.68%	0.70%	0.76%	0.85%
Net expenses	0.46% *	0.15% *	0.40% *	0.60%	0.62%	0.65%
Net investment income	0.40%	0.01%	0.27%	1.74%	1.60%	0.63%
Supplemental data
Net assets, end of period (000s omitted)	$423,539	$434,892	$466,559	$475,180	$474,040	$462,416

*	Ratio includes class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Six months ended July 31, 2022 (unaudited)	0.14%
Year ended January 31, 2022	0.45%
Year ended January 31, 2021	0.18%

[1]	Amount is less than $0.005.
[2]	Amount is more than $(0.005).
[3]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

20  |  Retail Money Market Funds

Financial highlights
(For a share outstanding throughout each period)
		Year ended January 31
Class C	Six months ended July 31, 2022 (unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [1]	0.00 [1]	0.00 [1]	0.01	0.01	0.00 [1]
Payment from affiliate	0.00	0.00	0.00 [1]	0.00	0.00	0.00
Net realized gains (losses) on investments	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Total from investment operations	0.00 [1]	0.00 [1]	0.00 [1]	0.01	0.01	0.00 [1]
Distributions to shareholders from
Net investment income	(0.00) [1]	(0.00) [1]	(0.00) [1]	(0.01)	(0.01)	(0.00) [1]
Net realized gains	0.00	0.00	(0.00) [1]	0.00	0.00	0.00
Total distributions to shareholders	(0.00) [1]	(0.00) [1]	(0.00) [1]	(0.01)	(0.01)	(0.00) [1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[2]	0.06%	0.01%	0.08% [3]	1.00%	0.84%	0.04%
Ratios to average net assets (annualized)
Gross expenses	1.45%	1.45%	1.43%	1.45%	1.51%	1.60%
Net expenses	0.79% *	0.15% *	0.59% *	1.35%	1.37%	1.23%
Net investment income	0.12%	0.01%	0.07%	1.03%	0.87%	0.03%
Supplemental data
Net assets, end of period (000s omitted)	$2,947	$1,960	$2,855	$3,153	$8,229	$7,763

*	Ratio includes class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Six months ended July 31, 2022 (unaudited)	0.56%
Year ended January 31, 2022	1.20%
Year ended January 31, 2021	0.76%

[1]	Amount is less than $0.005.
[2]	Returns for periods of less than one year are not annualized.
[3]	During the year ended January 31, 2021, the Fund received a payment from an affiliate which had a 0.04% impact on the total return.
The accompanying notes are an integral part of these financial statements.

Retail Money Market Funds  |  21

Financial highlights
(For a share outstanding throughout each period)
		Year ended January 31
Premier Class	Six months ended July 31, 2022 (unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [1]	0.00 [1]	0.01	0.02	0.02	0.01
Net realized gains (losses) on investments	0.00 [1]	0.00 [1]	(0.00) [2]	0.00 [1]	0.00 [1]	0.00 [1]
Total from investment operations	0.00 [1]	0.00 [1]	0.01	0.02	0.02	0.01
Distributions to shareholders from
Net investment income	(0.00) [1]	(0.00) [1]	(0.01)	(0.02)	(0.02)	(0.01)
Net realized gains	0.00	0.00	(0.00) [1]	0.00	0.00	0.00
Total distributions to shareholders	(0.00) [1]	(0.00) [1]	(0.01) [1]	(0.02)	(0.02)	(0.01)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.37%	0.03%	0.54%	2.20%	2.03%	1.09%
Ratios to average net assets (annualized)
Gross expenses	0.31%	0.31%	0.29%	0.30%	0.33%	0.45%
Net expenses	0.13%	0.13%	0.13% [4]	0.15%	0.20%	0.20%
Net investment income	0.86%	0.03%	0.41%	1.99%	2.26%	1.08%
Supplemental data
Net assets, end of period (000s omitted)	$4,541,125	$2,431,267	$4,452,436	$2,183,582	$295,962	$101

[1]	Amount is less than $0.005.
[2]	Amount is more than $(0.005).
[3]	Returns for periods of less than one year are not annualized.
[4]	Ratio includes class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would have been 0.07% higher.
The accompanying notes are an integral part of these financial statements.

22  |  Retail Money Market Funds

Financial highlights
(For a share outstanding throughout each period)
		Year ended January 31
Service Class	Six months ended July 31, 2022 (unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [1]	0.00 [1]	0.00 [1]	0.02	0.02	0.01
Net realized gains (losses) on investments	0.00 [1]	0.00 [1]	(0.00) [2]	0.00 [1]	0.00 [1]	0.00 [1]
Total from investment operations	0.00 [1]	0.00 [1]	0.00 [1]	0.02	0.02	0.01
Distributions to shareholders from
Net investment income	(0.00) [1]	(0.00) [1]	(0.00) [1]	(0.02)	(0.02)	(0.01)
Net realized gains	0.00	0.00	(0.00) [1]	0.00	0.00	0.00
Total distributions to shareholders	(0.00) [1]	(0.00) [1]	(0.00) [1]	(0.02)	(0.02)	(0.01)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.23%	0.01%	0.31%	1.86%	1.72%	0.79%
Ratios to average net assets (annualized)
Gross expenses	0.60%	0.59%	0.58%	0.60%	0.66%	0.74%
Net expenses	0.40% *	0.15% *	0.36% *	0.50%	0.50%	0.50%
Net investment income	0.46%	0.01%	0.31%	1.84%	1.71%	0.74%
Supplemental data
Net assets, end of period (000s omitted)	$10,294	$10,828	$11,963	$12,038	$11,884	$11,910

*	Ratio includes class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Six months ended July 31, 2022 (unaudited)	0.10%
Year ended January 31, 2022	0.35%
Year ended January 31, 2021	0.12%

[1]	Amount is less than $0.005.
[2]	Amount is more than $(0.005).
[3]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Retail Money Market Funds  |  23

Notes to financial statements (unaudited)
1. ORGANIZATION
Allspring Funds Trust (the "Trust"), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Money Market Fund (the "Fund") which is a diversified series of the Trust.
Consistent with Rule 2a-7, the Board of Trustees of the Fund is permitted to impose a liquidity fee on redemptions from the Fund or a redemption gate (i.e., a suspension of the right to redeem) in the event that the Fund’s liquidity falls below required minimums because of market conditions or other factors. If the Fund’s weekly liquid assets (as defined in Rule 2a-7(34)) fall below 30% of the Fund’s total assets, the Board of Trustees is permitted, but not required, to: (i) impose a liquidity fee of no more than 2% of the amount redeemed; and/or (ii) impose a redemption gate. If the Fund’s weekly liquid assets fall below 10% of the Fund’s total assets, the Fund must impose, generally as of the beginning of the next business day, a liquidity fee of 1% of the amount redeemed unless the Board of Trustees determines that such a fee is not in the best interest of the Fund or determines that a lower or higher fee (subject to the 2% limit) is in the best interest of the Fund. Liquidity fees reduce the amount a shareholder receives upon redemption of its shares. The Fund retains any liquidity fees for the benefit of remaining shareholders. The Board of Trustees did not impose any liquidity fees and/or redemption gates during the six months ended July 31, 2022.
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.
Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC ("Allspring Funds Management"). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
Repurchase agreements
The Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Allspring Funds Management. Repurchase agreements are agreements where the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon time and price. The repurchase agreements must be fully collateralized based on values that are marked-to-market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price (including accrued interest). The repurchase agreements are collateralized by securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund's commitment to purchase when-issued securities. Securities purchased on a when-issued basis are valued using amortized cost which approximates market

24  |  Retail Money Market Funds

Notes to financial statements (unaudited)
value and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.
Distributions to shareholders
Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund's fiscal year end. Therefore, a portion of the Fund's distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund's tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of July 31, 2022, the cost of investments for federal income tax purposes is substantially the same as for financial reporting purposes.
As of January 31, 2022, the Fund had capital loss carryforwards which consisted of $551,901 in short-term capital losses.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

Retail Money Market Funds  |  25

Notes to financial statements (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of July 31, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Certificates of deposit	$0	$ 1,416,985,830	$0	$ 1,416,985,830
Closed end municipal bond fund obligations	0	59,000,000	0	59,000,000
Commercial paper	0	2,155,983,884	0	2,155,983,884
Municipal obligations	0	899,803,157	0	899,803,157
Other instruments	0	111,020,000	0	111,020,000
Other notes	0	25,835,000	0	25,835,000
Repurchase agreements	0	328,275,000	0	328,275,000
Total assets	$0	$4,996,902,871	$0	$4,996,902,871
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the six months ended July 31, 2022, the Fund did not have any transfers into/out of Level 3.
4. TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $5 billion	0.200%
Next $5 billion	0.190
Over $10 billion	0.180
For the six months ended July 31, 2022, the management fee was equivalent to an annual rate of 0.20% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.05% and declining to 0.01% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

26  |  Retail Money Market Funds

Notes to financial statements (unaudited)
Class-level administration fee
Class A	0.22%
Class C	0.22
Premier Class	0.08
Service Class	0.12
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund.  When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses.  When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses.  Allspring Funds Management has contractually committed through May 31, 2023 to waive fees and/or reimburse expenses to the extent necessary to cap expenses.  Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. In addition to the contractual waivers and/or reimbursements, Allspring Funds Management also voluntarily waived certain class-level expenses during the six months ended July 31, 2022 in order to maintain a positive yield.  These voluntary class-level waivers may be discontinued at any time.  As of July 31, 2022, the contractual expense caps are as follows:
Expense ratio caps
Class A	0.60%
Class C	1.35
Premier Class	0.20
Service Class	0.50
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC ("Allspring Funds Distributor"), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate of 0.75% of the average daily net assets of Class C shares.
In addition, Allspring Funds Distributor is entitled to receive the contingent deferred sales charges from redemptions of Class C shares. No contingent deferred sales charges were incurred by Class C shares for the six months ended July 31, 2022.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Service Class are charged a fee at an annual rate of 0.25% of the respective average daily net assets of each class. A portion of these total shareholder servicing fees were paid to affiliates.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund had $42,925,000, $0 and $0 in interfund purchases, sales and net realized gains (losses), respectively, during the six months ended July 31, 2022.
5. INDEMNIFICATION
Under the Fund's organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

Retail Money Market Funds  |  27

Notes to financial statements (unaudited)
6. CORONAVIRUS (COVID-19) PANDEMIC
On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are affecting the entire global economy, individual companies and investment products, the funds, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may last for an extended period of time. COVID-19 has led to significant uncertainty and volatility in the financial markets.

28  |  Retail Money Market Funds

Other information (unaudited)
PROXY VOTING INFORMATION
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
PORTFOLIO HOLDINGS INFORMATION
The Fund files its complete schedule of portfolio holdings with the SEC each month on Form N-MFP. Shareholders may view the filed Form N-MFP by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

Retail Money Market Funds  |  29

Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 136 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019	Retired. Chairman of the Board of CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).	N/A
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

30  |  Retail Money Market Funds

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously taught at Cornell University from 1978 to 1993.	N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A
James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Board member of the Destination Medical Center Economic Development Agency, Rochester, Minnesota since 2019. Interim President of the McKnight Foundation from January to September 2020. McKnight Foundation Consultant, November 2020 to February 2021. Acting Commissioner, Minnesota Department of Human Services, July 2019 through September 2019. Consultant (part-time), Minnesota Department of Human Services, October 2019 through December 2019. Chief Operating Officer, Twin Cities Habitat for Humanity from 2017 to 2019. Vice President of University Services, University of Minnesota from 2012 to 2016. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2011 to 2012, Chairman of the Board from 2009 to 2012 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Executive Vice President of the Minnesota Wild Foundation from 2004 to 2008. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently Board Chair of the Minnesota Wild Foundation since 2010.	N/A
*  Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Retail Money Market Funds  |  31

Other information (unaudited)
Officers2
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	President, Chief Executive Officer and Director of Allspring Funds Management, LLC since 2017 and co-president of Galliard Capital Management, LLC, an affiliate of Allspring Funds Management, LLC, since 2019. Prior thereto, Head of Affiliated Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014. In addition, Mr. Owen was an Executive Vice President of Wells Fargo & Company from 2014 to 2021.
Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Fund Complex)	Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Kate McKinley (Born 1977)	Chief Legal Officer, since 2021	Chief Legal Officer of Allspring Global Investments since 2021. Prior thereto, held various roles at State Street Global Advisors beginning in 2010, including serving as Senior Vice President and General Counsel from 2019 to 2021, and Chief Operating Officer of the Institutional Client Group from 2016 - 2019. Prior to working at State Street Global Advisors served as Assistant General Counsel for Bank of America Corporation from 2005 to 2010 and as an Associate at WilmerHale from 2002 to 2005.
Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022	Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015 Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.
Matthew Prasse (Born 1983)	Secretary, since 2021	Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at Morgan, Lewis & Bockius LLP from 2008 to 2015.
1  The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at allspringglobal.com.
2  For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

32  |  Retail Money Market Funds

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund's website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call
1-800-222-8222 or visit the Fund's website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2022 Allspring Global Investments Holdings, LLC. All rights reserved.
PAR-0822-00640 09-22
SA306/SAR306 07-22

Semi-Annual Report
July 31, 2022
Institutional Money Market Funds
■	Allspring Municipal Cash Management Money Market Fund

The views expressed and any forward-looking statements are as of July 31, 2022, unless otherwise noted, and are those of the Fund's portfolio managers and/or Allspring Global Investments. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Allspring Global Investments disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

Institutional Money Market Funds  |  1

Letter to shareholders (unaudited)
Andrew Owen
President
Allspring Funds
Dear Shareholder:
We are pleased to offer you this semi-annual report for Allspring Municipal Cash Management Money Market Fund for the six-month period that ended July 31, 2022. Globally, stocks experienced heightened volatility through the period as the global economy faced multiple challenges. Bonds also had poor performance during a difficult period, with major fixed income indexes all down for the six-month period.
Earlier tailwinds provided by global stimulus programs, vaccination rollouts, and recovering consumer and corporate sentiment were more than offset by the highest rate of inflation in four decades, concerns about aggressive central bank rate hikes, more highly contagious COVID-19 variants, and the Russia-Ukraine war. The impact of already-significant supply chain disruptions was made worse by China’s COVID-19 lockdowns.
For the six-month period, U.S. large-cap stocks, non-U.S. developed market equities, and emerging market stocks had substantial losses. Returns from fixed income securities were negative in a period of high inflation and sharply rising interest rates. For the period, U.S. stocks, based on the S&P 500 Index,1 lost 7.81%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 returned -12.40%, while the MSCI Emerging Markets Index (Net) (USD)3 lost 16.24%. Among bond indexes, the Bloomberg U.S. Aggregate Bond Index4 returned -6.14%, the Bloomberg Global Aggregate ex-USD Index (unhedged)5 returned -13.18%, the Bloomberg Municipal Bond Index6 lost 3.95%, and the ICE BofA U.S. High Yield Index7 fell 6.27%.
Rising inflation, COVID, and the Russian invasion of Ukraine drove market performance.
The six-month period began with the Russian invasion of Ukraine, which dominated the financial world in February and March. Equity, bond, and commodities markets were shaken by fear, uncertainty, and an upending of demand-supply dynamics. Major global stock indexes were down in February, along with global bonds overall, with ongoing high levels of volatility in March along with mixed results that favored U.S. large-cap stocks. Prices of commodities spiked, including crude oil, natural gas, wheat, and precious metals, on elevated concerns of supply shortages. All of this fed already-high inflation concerns and added to expectations of more aggressive central bank interest rate hikes. Sweeping sanctions against Russia and corporate pullouts contributed to market volatility. Despite the geopolitical turmoil, the U.S. economic outlook remained largely unchanged, with a healthy job market and robust growth accompanying higher prices.
“ The six-month period began with the Russian invasion of Ukraine, which dominated the financial world in February and March. Equity, bond, and commodities markets were shaken by fear, uncertainty, and an upending of demand-supply dynamics.”

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
[3]	The MSCI Emerging Markets (EM) Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market performance of emerging markets. You cannot invest directly in an index.
[4]	The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.-dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
[5]	The Bloomberg Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.
[6]	The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
[7]	The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2022. ICE Data Indices, LLC. All rights reserved.

2  |  Institutional Money Market Funds

Letter to shareholders (unaudited)
In April, market volatility continued, with deepening losses across major capital markets, as both the S&P 500 and MSCI ACWI (Net)1 fell 8% or more for the month. The Chinese economy struggled through a strict lockdown as the government tried to contain a major COVID-19 outbreak, creating a global ripple effect that compounded existing supply shortages. This was exacerbated by the impact of the Russia-Ukraine war on global commodities. Meanwhile, U.S. annual inflation raged at 8.5%, its highest level since 1981, and investors braced themselves for aggressive U.S. Federal Reserve (Fed) monetary tightening moves.
Market volatility continued in May, although markets recovered ground late in the month. Value stocks continued to outperform growth stocks. The concerns that had dominated markets for months continued, including high inflation and geopolitical tensions that exacerbated high crude oil, gasoline, and food prices. In response, the Fed raised the federal funds rate by 0.50%, with broad expectations of multiple rate hikes to come. Meanwhile, highly contagious COVID-19 variants persisted. However, labor markets in the U.S., the U.K., and Europe remained strong. The U.S. recorded a 3.6% unemployment rate, although labor market participation remained low. U.S. retail sales for April, released in May, indicated a fourth consecutive monthly increase, reflecting continued consumer resilience.
A historically bad year in financial markets continued in June, with stocks posting further losses en route to their worst first half of a year in 50 years. Bonds didn’t fare much better. Driving the losses were the same factors that have been at play: rising global inflation and fears of recession as central banks increase rates to try to curb inflation, which climbed above 9% in June in the U.S. The Fed raised its short-term rate by another 0.75% in June, ending the month at a 1.50%–1.75% range. Meanwhile, U.S. economic data remained relatively robust as the U.S. unemployment rate held steady at 3.6% and the housing market was only marginally affected, so far, by sharply higher mortgage rates.
Markets rebounded in July, led by U.S. stocks. While evidence began to point to an economic slowdown, and possibly a recession after two consecutive quarters of negative GDP growth, the U.S. labor market remained surprisingly robust: July nonfarm payrolls grew by more than 500,000 and U.S. unemployment dipped to 3.5%. Meanwhile, crude oil and retail gasoline prices, major contributors to recent overall inflation, fell substantially from earlier highs. And while U.S. housing market data indicated a continued rise in home prices, home sales fell as houses became less affordable with mortgage rates at a 13-year high. The Fed raised rates another 0.75% in July and forecasts pointed to continued rate increases.
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Allspring Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Thank you for choosing to invest with Allspring Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,
Andrew Owen
President
Allspring Funds
“ A historically bad year in financial markets continued in June, with stocks posting further losses en route to their worst first half of a year in 50 years.”

For further information about your fund, contact your investment professional, visit our website at allspringglobal.com, or call us directly at 1-800-222-8222.

[1]	The MSCI ACWI (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets. You cannot invest directly in an index.

Institutional Money Market Funds  |  3

Letter to shareholders (unaudited)
Notice to Shareholders
Russia launched a large-scale invasion of Ukraine on February 24, 2022. As a result of this military action, the United States and many other countries have instituted various economic sanctions against Russian and Belarus individuals and entities. The situation has led to increased financial market volatility and has had severe adverse effects on regional and global economic markets, including the markets for certain securities and commodities, such as oil and natural gas. The extent and duration of the military action, resulting sanctions imposed, other punitive action taken and the resulting market disruptions cannot be easily predicted.
Our solidarity and support goes out to our impacted employees and the people affected in Ukraine and their families. Allspring has a dedicated team of investment professionals actively monitoring the situation for any new developments and the potential impact to our clients and investment products. As the situation remains fluid, we are focused on the assessment of risks, valuation, and liquidity of impacted securities. Please visit our website at allspringglobal.com and click on “Russia-Ukraine Updates” for further information.

4  |  Institutional Money Market Funds

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Performance highlights (unaudited)
Investment objective	The Fund seeks current income exempt from regular federal income tax, while preserving capital and liquidity.
Manager	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio managers	James Randazzo, Jeffrey L. Weaver, CFA®‡

Average annual total returns (%) as of July 31, 2022
					Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	Gross	Net [2]
Administrator Class (WUCXX)	7-9-2010	0.19	0.70	0.43	0.41	0.30
Institutional Class (EMMXX)	11-20-1996	0.23	0.76	0.48	0.29	0.20
Service Class (EISXX)	11-25-1996	0.13	0.63	0.38	0.58	0.45
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment returns will fluctuate. The Fund’s yield figures more closely reflect the current earnings of the Fund than the total return figures. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Money market funds are sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to an investment in the Fund and are described in the Fund’s current prospectus.
For floating NAV money market funds: You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[1]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.
[2]	The manager has contractually committed through May 31, 2023, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.30% for Administrator Class, 0.20% for Institutional Class and 0.45% for Service Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. The manager and/or its affiliates may also voluntarily waive all or a portion of any fees to which they are entitled and/or reimburse certain expenses as they may determine from time to time. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

Yield summary (%) as of July 31, 2022
	Administrator Class	Institutional Class	Service Class
7-day current yield[1]	0.97	1.07	0.82
7-day compound yield	0.98	1.07	0.82
30-day simple yield	0.71	0.81	0.56
30-day compound yield	0.71	0.81	0.56

[1]	The manager has contractually committed through May 31, 2023, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses and may also voluntarily waive or reimburse additional fees and expenses which may be discontinued or modified at any time without notice. Without these reductions, the Fund’s 7-day current yield would have been 0.84%, 0.95% and 0.66% for Administrator Class, Institutional Class and Service Class, respectively.

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

6  |  Institutional Money Market Funds

Performance highlights (unaudited)
Portfolio composition as of July 31, 2022[1]
[1]	Figures represent the percentage of the Fund's total investments. These amounts are subject to change and may have changed since the date specified.

Effective maturity distribution as of July 31, 2022[1]
[1]	Figures represent the percentage of the Fund's total investments. These amounts are subject to change and may have changed since the date specified.

Weighted average maturity as of July 31, 2022[1]
8 days
[1]	Weighted Average Maturity (WAM): WAM is an average of the effective maturities of all securities held in the portfolio, weighted by each security’s percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. WAM calculations allow for the maturities of certain securities with demand features or periodic interest rate resets to be shortened. WAM is a way to measure a fund’s sensitivity to potential interest rate changes. WAM is subject to change and may have changed since the date specified.

Weighted average life as of July 31, 2022[1]
8 days
[1]	Weighted Average Life (WAL): WAL is an average of the final maturities of all securities held in the portfolio, weighted by their percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. In contrast to WAM, the calculation of WAL allows for the maturities of certain securities with demand features to be shortened, but not the periodic interest rate resets. WAL is a way to measure a fund’s potential sensitivity to credit spread changes. WAL is subject to change and may have changed since the date specified.

Institutional Money Market Funds  |  7

Fund expenses (unaudited)
As a shareholder of the Fund, you incur ongoing costs including management fees, shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from February 1, 2022 to July 31, 2022.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning account value 2-1-2022	Ending account value 7-31-2022	Expenses paid during the period[1]	Annualized net expense ratio
Administrator Class
Actual	$1,000.00	$1,001.77	$1.29	0.26%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.51	$1.30	0.26%
Institutional Class
Actual	$1,000.00	$1,002.23	$0.94	0.19%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.85	$0.95	0.19%
Service Class
Actual	$1,000.00	$1,001.19	$1.89	0.38%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.91	$1.91	0.38%
1 Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half-year period).

8  |  Institutional Money Market Funds

Portfolio of investments—July 31, 2022 (unaudited)

	Principal	Value
Closed end municipal bond fund obligations: 3.44%
Nuveen AMT-Free Municipal Credit Income Fund MuniFund Preferred Shares Series D (20 shares) 1.83% 144Aø	$ 2,000,000	$ 2,000,000
Nuveen California Quality Municipal Income Fund Series 3 (30 shares) 1.40% 144Aø	3,000,000	3,000,000
Nuveen Quality Municipal Income Fund Series 1-2118 (40 shares) 1.43% 144Aø	4,000,000	4,000,000
Total Closed end municipal bond fund obligations (Cost $9,000,000)		9,000,000

	Interest rate	Maturity date
Municipal obligations: 89.14%
Arizona: 2.85%
Variable rate demand notes ø: 2.85%
Maricopa County AZ IDA Solid Waste Disposal Series 2006 (Resource recovery revenue, Farm Credit Services America LOC)	1.44%	8-1-2026	2,500,000	2,500,000
Pinal County AZ IDA Shamrock Farms Project (Resource recovery revenue, Farm Credit Services America LOC)	1.42	8-1-2022	3,700,000	3,700,000
Pinal County AZ IDA Solid Waste Disposal Feenstra Investments LLC Project Series 2002 (Resource recovery revenue, Farm Credit Services America LOC)	1.42	8-1-2027	1,250,000	1,250,000
				7,450,000
Arkansas: 2.22%
Variable rate demand notes ø: 2.22%
Lowell AR Industrial Development Revenue Little Rock Newspapers Project Series 1996 (Industrial development revenue, JPMorgan Chase & Company LOC)	1.40	6-1-2031	5,800,000	5,800,000
California: 5.84%
Other municipal debt : 0.77%
Los Angeles CA Airport Series A-3 Commerical Paper (Airport revenue)	0.95	8-2-2022	2,000,000	1,999,986
Variable rate demand notes ø: 5.07%
California Series A (GO revenue, State Street Bank & Trust Company LOC)	1.82	5-1-2048	7,000,000	7,000,000
Modesto CA MFHR Live Oak Apartments Project (Tax revenue, FNMA Insured, FNMA LIQ)	1.40	9-15-2024	130,000	130,000
Tender Option Bond Trust Receipts/Certificates Series 2020-MIZ9012 (Housing revenue, Mizuho Capital Markets LLC LIQ) 144A	1.58	10-1-2036	2,435,000	2,435,000
Tender Option Bond Trust Receipts/Floater Certificates Series 2022-ZL0291 (GO revenue, Royal Bank of Canada LIQ) 144A	1.36	2-1-2027	2,700,000	2,700,000
Tender Option Bond Trust Receipts/Various States (Housing revenue, Mizuho Capital Markets LLC LIQ) 144A	1.53	2-1-2036	1,000,000	1,000,000
				13,265,000
The accompanying notes are an integral part of these financial statements.

Institutional Money Market Funds  |  9

Portfolio of investments—July 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Colorado: 0.05%
Variable rate demand notes ø: 0.05%
Colorado Springs CO Utilities System Improvement Bonds Series 2008A (Utilities revenue, U.S. Bank NA SPA)	1.30%	11-1-2038	$ 135,000	$ 135,000
Connecticut: 0.15%
Other municipal debt : 0.15%
North Branford CT BAN (GO revenue)	2.00	8-4-2022	400,000	400,020
Florida: 8.06%
Variable rate demand notes ø: 8.06%
Brevard County FL HFA Wickham Club Partners Project Series 2004A (Housing revenue, FNMA LIQ)	1.36	8-15-2037	5,095,000	5,095,000
Highlands County FL Health Facilities Authority Adventist Health System Series A-2 (Health revenue)	1.35	11-15-2037	5,000,000	5,000,000
St. Lucie County FL Power & Light Company (Industrial development revenue)	1.97	9-1-2028	5,000,000	5,000,000
Tender Option Bond Trust Receipts/Floater Certificates Series 2017-XF2517 (Health revenue, Morgan Stanley Bank LIQ) 144A	1.38	8-15-2047	6,000,000	6,000,000
				21,095,000
Georgia: 0.34%
Variable rate demand notes ø: 0.34%
Roswell GA Housing Authority Refunding Bonds Belcourt Limited Project A (Housing revenue, Northern Trust Company LOC)	0.68	9-1-2027	900,000	900,000
Illinois: 12.43%
Variable rate demand notes ø: 12.43%
Illinois Finance Authority American College of Surgeons (Education revenue, Northern Trust Company LOC)	1.30	8-1-2026	2,152,000	2,152,000
Illinois State Finance Authority Revenue Various Northshore University Health System Series B (Health revenue, JPMorgan Chase & Company SPA)	1.82	8-15-2049	7,000,000	7,000,000
Peoria County IL Caterpillar Incorporated Project (Industrial development revenue)	1.52	2-1-2030	4,300,000	4,300,000
Quad Cities Illinois Regional EDA Augustana College Series 2005 (Education revenue, BMO Harris Bank NA LOC)	1.37	10-1-2035	2,500,000	2,500,000
Royal Bank of Canada Municipal Products Incorporated Trust Series E-151 (Miscellaneous revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ) 144A	1.37	11-30-2023	5,000,000	5,000,000
Tender Option Bond Trust Receipts/Floater Certificates (Miscellaneous revenue, Bank of America NA LIQ) 144A	1.38	3-1-2046	1,550,000	1,550,000
Tender Option Bond Trust Receipts/Floater Certificates Series 2018-XM0683 (Tax revenue, Bank of America NA LIQ) 144A	1.47	1-1-2048	5,000,000	5,000,000
Tender Option Bond Trust Receipts/Floater Certificates Series 2019-XF0779 (Tax revenue, BAM Insured, TD Bank NA LIQ) 144A	1.38	1-1-2048	5,000,000	5,000,000
				32,502,000
The accompanying notes are an integral part of these financial statements.

10  |  Institutional Money Market Funds

Portfolio of investments—July 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Indiana: 1.39%
Variable rate demand notes ø: 1.39%
Jeffersonville IN Economic Development Eagle Steel Products Incorporated Project (Industrial development revenue, Bank of America NA LOC)	1.66%	12-1-2027	$ 2,000,000	$ 2,000,000
Noblesville IN Greystone Apartments Project Series B (Housing revenue, FHLB LOC)	1.41	3-1-2041	1,295,000	1,295,000
St. Joseph County IN Midcorr Land Development LLC Project (Industrial development revenue, PNC Bank NA LOC)	1.42	10-1-2023	340,000	340,000
				3,635,000
Iowa: 0.79%
Variable rate demand notes ø: 0.79%
Iowa Finance Authority John Maassen & Sons Project (Industrial development revenue, Farm Credit Services America LOC)	1.45	11-1-2035	2,075,000	2,075,000
Kentucky: 1.96%
Variable rate demand notes ø: 1.96%
Jefferson County KY Industrial Building Dant Growth LLC Project Series 2002 (Industrial development revenue, Stock Yards Bank & Trust LOC)	1.42	9-1-2022	125,000	125,000
Louisville & Jefferson Counties Regional Airport Authority UPS Worldwide Forwarding Series B (Industrial development revenue)	1.95	1-1-2029	5,000,000	5,000,000
				5,125,000
Louisiana: 1.53%
Variable rate demand notes ø: 1.53%
Louisiana Local Government Environmental Facilities CDA Honeywell International Incorporated Project (Industrial development revenue)	1.52	12-1-2036	4,000,000	4,000,000
Maryland: 2.44%
Variable rate demand notes ø: 2.44%
Maryland CDA Residences at Ellicott Gardens LLC Series 2008C (Housing revenue, FHLMC LIQ)	1.39	12-1-2040	5,575,000	5,575,000
Tender Option Bond Trust Receipts/Floater Certificates Series 2021-XG0332 (Housing revenue, Bank of America NA LIQ) 144A	1.39	9-1-2043	795,000	795,000
				6,370,000
Michigan: 4.51%
Other municipal debt : 0.76%
University of Michigan IAM Bonds Series L-1 Commercial Paper (Education revenue)	1.15	9-6-2022	2,000,000	1,999,700
Variable rate demand notes ø: 3.75%
Michigan State Housing Development AMT Refunding Bond Series B (Housing revenue, TD Bank NA SPA)	1.38	6-1-2038	9,805,000	9,805,000
The accompanying notes are an integral part of these financial statements.

Institutional Money Market Funds  |  11

Portfolio of investments—July 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Minnesota: 3.95%
Variable rate demand notes ø: 3.95%
Forest Lake MN Kilkenny Court Apartments Project Series 2008 (Housing revenue, FNMA LIQ)	1.42%	8-15-2038	$ 690,000	$ 690,000
Minnesota HEFAR Concordia University Series 6Q (Education revenue, U.S. Bank NA LOC)	1.97	4-1-2037	5,040,000	5,040,000
Plymouth MN Lancaster Village Apartments Project Series 2001 (Housing revenue, FNMA LIQ)	1.41	9-15-2031	1,200,000	1,200,000
Tender Option Bond Trust Receipts/Certificates Series 2018-XF2760 (Education revenue, Morgan Stanley Bank LIQ) 144A	1.53	11-1-2037	3,395,000	3,395,000
				10,325,000
Mississippi: 2.68%
Variable rate demand notes ø: 2.68%
Mississippi Business Finance Corporation Gulf Opportunity Zone Chevron USA Incorporated Series J (Industrial development revenue)	1.87	11-1-2035	7,000,000	7,000,000
Missouri: 3.44%
Variable rate demand notes ø: 3.44%
Tender Option Bond Trust Receipts/Floater Certificates Series 2015-XF2198 (Water & sewer revenue, Citibank NA LIQ) 144A	1.41	5-1-2023	9,000,000	9,000,000
Montana: 1.19%
Variable rate demand notes ø: 1.19%
Floater/Residual Trust Tender Option Bond (Housing revenue, Mizuho Capital Markets LLC LIQ) 144A	1.58	6-1-2034	1,110,000	1,110,000
Floater/Residual Trust Tender Option Bond (Housing revenue, Mizuho Capital Markets LLC LIQ) 144A	1.58	6-1-2034	2,000,000	2,000,000
				3,110,000
Nebraska: 4.48%
Variable rate demand notes ø: 4.48%
Nebraska Investment Finance Authority MFHR Apple Creek Associates Project Series 1985-A (Housing revenue, Northern Trust Company LOC)	1.45	9-1-2031	5,500,000	5,500,000
Nebraska Investment Finance Authority Single Family Housing Series F (Housing revenue, GNMA / FNMA / FHLMC Insured, FHLB SPA)	1.50	3-1-2038	6,230,000	6,230,000
				11,730,000
New Jersey: 1.53%
Other municipal debt : 0.38%
Burlington County NJ Bridge Commission Series 2021C (Miscellaneous revenue)	2.00	11-10-2022	1,000,000	1,001,523
Variable rate demand notes ø: 1.15%
Tender Option Bond Trust Receipts/Floater Certificates Series 2020-ZF1206 (Transportation revenue, BAM Insured, JPMorgan Chase & Company LIQ) 144A	1.36	11-1-2028	3,000,000	3,000,000
The accompanying notes are an integral part of these financial statements.

12  |  Institutional Money Market Funds

Portfolio of investments—July 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
New York: 4.34%
Variable rate demand notes ø: 4.34%
New York NY Housing Development Corporation Refunding Bonds Series 2005-A (Housing revenue, Citibank NA LOC)	1.35%	6-1-2037	$ 200,000	$ 200,000
New York NY Suboridnated Bond Series F5 (GO revenue, Barclays Bank plc SPA)	1.82	6-1-2044	7,000,000	7,000,000
New York Transitional Finance Authority Future Tax Secured Tax-Exempt Bond Fiscal 2015 Subordinate Bonds Series A-3 (Tax revenue, Mizuho Bank Limited SPA)	1.91	8-1-2043	2,790,000	2,790,000
Tender Option Bond Trust Receipts/Floater Certificates (Airport revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ) 144A	1.37	7-15-2028	1,370,000	1,370,000
				11,360,000
North Carolina: 0.40%
Variable rate demand notes ø: 0.40%
Rockingham County NC Industrial Facilities & PCFA Innofa USA Project Series 2007 (Industrial development revenue, Truist Bank LOC)	1.46	1-1-2027	1,050,000	1,050,000
Ohio: 5.26%
Variable rate demand notes ø: 5.26%
Ohio Special Obligation Various Capital Facilities Lease (Miscellaneous revenue)	1.32	12-1-2041	5,000,000	5,000,000
Royal Bank of Canada Municipal Products Incorporated Trust Series 1 (Health revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ) 144A	1.37	1-15-2037	8,000,000	8,000,000
Tender Option Bond Trust Receipts/Various States (Miscellaneous revenue, Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ) 144A	1.53	12-15-2040	750,000	750,000
				13,750,000
Oregon: 1.03%
Variable rate demand notes ø: 1.03%
Tender Option Bond Trust Receipts/Floater Certificates Series 2020-XM0814 (Education revenue, Royal Bank of Canada LIQ) 144A	1.36	1-1-2028	2,700,000	2,700,000
Pennsylvania: 1.28%
Variable rate demand notes ø: 1.28%
Floater/Residual Trust Tender Option Bond (Housing revenue, Mizuho Capital Markets LLC LIQ) 144A	1.58	11-1-2034	530,000	530,000
Pennsylvania EDFA Series D-7 (Industrial development revenue, PNC Bank NA LOC)	1.42	8-1-2022	200,000	200,000
Westmoreland County PA Municipal Authority Service Series 2016 Tender Option Bond Trust Receipts/Floater Certificates Series 2017-ZF0539 (Water & sewer revenue, BAM Insured, TD Bank NA LIQ) 144A	1.47	8-15-2038	2,615,000	2,615,000
				3,345,000
The accompanying notes are an integral part of these financial statements.

Institutional Money Market Funds  |  13

Portfolio of investments—July 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
South Dakota: 3.82%
Variable rate demand notes ø: 3.82%
South Dakota EDA Riverview Project (Resource recovery revenue, AgCountry Farm Credit Services LOC)	1.45%	11-1-2051	$10,000,000	$ 10,000,000
Texas: 3.32%
Other municipal debt : 0.76%
Upper Trinity Regional Water District Series A (Water & sewer revenue)	1.14	9-7-2022	2,000,000	1,999,391
Variable rate demand notes ø: 2.56%
Dallam County TX Industrial Development Corporation Dalhart Jersey Ranch Incorporated Series 2008 (Resource recovery revenue)	1.45	8-1-2039	695,000	695,000
Port Arthur TX Navigation District Jefferson County Total Petrochemicals USA Incorporated Project Series 2003-C (Industrial development revenue)	1.47	4-1-2027	3,000,000	3,000,000
Tender Option Bond Trust Receipts/Certificates Series 2021 MS0002 (Education revenue, Morgan Stanley Bank LIQ) 144A	1.53	6-15-2056	3,000,000	3,000,000
				6,695,000
Utah: 2.29%
Variable rate demand notes ø: 2.29%
RBC Municipal Products Incorporated Trust Series E-152 (Miscellaneous revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ) 144A	1.36	9-1-2023	6,000,000	6,000,000
Vermont: 0.78%
Variable rate demand notes ø: 0.78%
Vermont Educational & Health Buildings Financing Agency Landmark College Project Series 2008-A (Education revenue, TD Bank NA LOC)	1.96	7-1-2033	2,050,000	2,050,000
Virginia: 1.86%
Variable rate demand notes ø: 1.86%
Mizuho Floater/Residual Trust Tender Option Bond Series 2020- MIZ9025 (Health revenue, Mizuho Capital Markets LLC LIQ) 144A	1.59	11-1-2035	2,890,000	2,890,000
Virginia MFHR Series M-031 Class A (Housing revenue, FHLMC LIQ) 144A	1.36	12-15-2045	1,970,000	1,970,000
				4,860,000
Washington: 1.69%
Variable rate demand notes ø: 1.69%
Eclipse Funding Trust (Water & sewer revenue, U.S. Bank NA LIQ) 144A	1.99	7-1-2042	4,420,000	4,420,000
The accompanying notes are an integral part of these financial statements.

14  |  Institutional Money Market Funds

Portfolio of investments—July 31, 2022 (unaudited)

		Interest rate	Maturity date	Principal	Value
Wisconsin: 1.24%
Variable rate demand notes ø: 1.24%
Tender Option Bond Trust Receipts/Various States (Education revenue, Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ) 144A		1.53%	12-15-2040	$ 735,000	$ 735,000
Wisconsin Housing & EDA Series B (Housing revenue, FHLB SPA)		1.36	5-1-2055	2,510,000	2,510,000
					3,245,000
Total Municipal obligations (Cost $233,202,012)					233,197,620
Repurchase agreements^^: 6.96%
Citigroup Global Markets, dated 7-29-2022, maturity value $18,203,488		2.30	8-1-2022	18,200,000	18,200,000
Total Repurchase agreements (Cost $18,200,000)					18,200,000
Total investments in securities (Cost $260,402,012)	99.54%				260,397,620
Other assets and liabilities, net	0.46				1,194,020
Total net assets	100.00%				$261,591,640

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
^^	Collateralized by U.S. government securities, 1.13% to 4.75%, 5-15-2040 to 2-15-2041, fair value including accrued interest is $18,564,008.

Abbreviations:
AMT	Alternative minimum tax
BAM	Build America Mutual Assurance Company
BAN	Bond anticipation notes
CDA	Community Development Authority
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
HEFAR	Higher Education Facilities Authority Revenue
HFA	Housing Finance Authority
IDA	Industrial Development Authority
LIQ	Liquidity agreement
LOC	Letter of credit
MFHR	Multifamily housing revenue
PCFA	Pollution Control Financing Authority
SPA	Standby purchase agreement
The accompanying notes are an integral part of these financial statements.

Institutional Money Market Funds  |  15

Statement of assets and liabilities—July 31, 2022 (unaudited)

Assets
Investments in unaffiliated securities, at value (cost $260,402,012)	$ 260,397,620
Cash	294,762
Receivable for investments sold	625,000
Receivable for interest	312,632
Prepaid expenses and other assets	37,122
Total assets	261,667,136
Liabilities
Administration fees payable	24,062
Management fee payable	14,997
Custody and accounting fees payable	14,829
Professional fees payable	6,421
Shareholder report expenses payable	4,499
Payable for Fund shares redeemed	2,731
Dividends payable	2,181
Accrued expenses and other liabilities	5,776
Total liabilities	75,496
Total net assets	$261,591,640
Net assets consist of
Paid-in capital	$ 261,567,320
Total distributable earnings	24,320
Total net assets	$261,591,640
Computation of net asset value per share
Net assets – Administrator Class	$ 3,341,632
Shares outstanding – Administrator Class[1]	3,339,597
Net asset value per share – Administrator Class	$1.0006
Net assets – Institutional Class	$ 243,678,775
Shares outstanding – Institutional Class[1]	243,538,538
Net asset value per share – Institutional Class	$1.0006
Net assets – Service Class	$ 14,571,233
Shares outstanding – Service Class[1]	14,544,136
Net asset value per share – Service Class	$1.0019
[1]	The Fund has an unlimited number of authorized shares.
The accompanying notes are an integral part of these financial statements.

16  |  Institutional Money Market Funds

Statement of operations—six months ended July 31, 2022 (unaudited)

Investment income
Interest	$ 935,779
Expenses
Management fee	236,470
Administration fees
Administrator Class	1,869
Institutional Class	118,225
Service Class	9,595
Shareholder servicing fees
Administrator Class	1,869
Service Class	19,990
Custody and accounting fees	30,014
Professional fees	25,522
Registration fees	24,459
Shareholder report expenses	13,960
Trustees’ fees and expenses	10,165
Other fees and expenses	10,882
Total expenses	503,020
Less: Fee waivers and/or expense reimbursements
Fund-level	(173,591)
Administrator Class	(1,072)
Service Class	(8,417)
Net expenses	319,940
Net investment income	615,839
Net change in unrealized gains (losses) on investments	2,157
Net increase in net assets resulting from operations	$ 617,996
The accompanying notes are an integral part of these financial statements.

Institutional Money Market Funds  |  17

Statement of changes in net assets

	Six months ended July 31, 2022 (unaudited)		Year ended January 31, 2022
Operations
Net investment income		$ 615,839		$ 36,459
Net realized gains on investments		0		106,951
Net change in unrealized gains (losses) on investments		2,157		(15,014)
Net increase in net assets resulting from operations		617,996		128,396
Distributions to shareholders from
Net investment income and net realized gains
Administrator Class		(5,894)		(612)
Institutional Class		(591,666)		(47,079)
Service Class		(18,279)		(2,629)
Total distributions to shareholders		(615,839)		(50,320)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Administrator Class	57,872	57,909	3,997,602	4,000,000
Institutional Class	3,042,592,338	3,044,226,840	4,854,975,318	4,857,045,209
Service Class	299,864	300,429	595,530	596,580
		3,044,585,178		4,861,641,789
Reinvestment of distributions
Administrator Class	5,892	5,894	605	605
Institutional Class	591,173	591,522	47,013	47,035
Service Class	11,839	11,861	1,644	1,647
		609,277		49,287
Payment for shares redeemed
Administrator Class	(1,998,801)	(2,000,000)	0	0
Institutional Class	(3,124,279,774)	(3,125,954,352)	(4,893,287,361)	(4,895,358,721)
Service Class	(2,430,564)	(2,435,157)	(2,376,949)	(2,381,199)
		(3,130,389,509)		(4,897,739,920)
Net decrease in net assets resulting from capital share transactions		(85,195,054)		(36,048,844)
Total decrease in net assets		(85,192,897)		(35,970,768)
Net assets
Beginning of period		346,784,537		382,755,305
End of period		$ 261,591,640		$ 346,784,537
The accompanying notes are an integral part of these financial statements.

18  |  Institutional Money Market Funds

Financial highlights
(For a share outstanding throughout each period)
		Year ended January 31
Administrator Class	Six months ended July 31, 2022 (unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$1.0006	$1.0004	$1.0004	$1.0003	$1.0010	$1.0005
Net investment income	0.0017	0.0003	0.0033	0.0124	0.0125	0.0069
Net realized and unrealized gains (losses) on investments	0.0001	0.0001	0.0001	0.0005	(0.0001)	0.0005
Total from investment operations	0.0018	0.0004	0.0034	0.0129	0.0124	0.0074
Distributions to shareholders from
Net investment income	(0.0018)	(0.0001)	(0.0034)	(0.0125)	(0.0124)	(0.0069)
Net realized gains	0.0000	(0.0001)	(0.0000) [1]	(0.0003)	(0.0007)	(0.0000) [1]
Total distributions to shareholders	(0.0018)	(0.0002)	(0.0034)	(0.0128)	(0.0131)	(0.0069)
Net asset value, end of period	$1.0006	$1.0006	$1.0004	$1.0004	$1.0003	$1.0010
Total return[2]	0.18%	0.04%	0.34%	1.29%	1.25%	0.74%
Ratios to average net assets (annualized)
Gross expenses	0.42%	0.42%	0.45%	0.43%	0.44%	0.41%
Net expenses	0.26% *	0.08% *	0.23% *	0.30%	0.30%	0.30%
Net investment income	0.32%	0.01%	0.46%	1.28%	1.25%	0.68%
Supplemental data
Net assets, end of period (000s omitted)	$3,342	$5,278	$1,277	$2,238	$6,313	$3,247

*	Ratio includes class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Six months ended July 31, 2022 (unaudited)	0.04%
Year ended January 31, 2022	0.22%
Year ended January 31, 2021	0.06%

[1]	Amount is less than $0.00005.
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Institutional Money Market Funds  |  19

Financial highlights
(For a share outstanding throughout each period)
		Year ended January 31
Institutional Class	Six months ended July 31, 2022 (unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$1.0005	$1.0003	$1.0004	$1.0004	$1.0011	$1.0005
Net investment income	0.0020	0.0001	0.0040	0.0137	0.0133 [1]	0.0080
Net realized and unrealized gains (losses) on investments	0.0002	0.0003	(0.0003)	0.0001	0.0001	0.0005
Total from investment operations	0.0022	0.0004	0.0037	0.0138	0.0134	0.0085
Distributions to shareholders from
Net investment income	(0.0021)	(0.0001)	(0.0038)	(0.0135)	(0.0134)	(0.0079)
Net realized gains	0.0000	(0.0001)	(0.0000) [2]	(0.0003)	(0.0007)	(0.0000) [2]
Total distributions to shareholders	(0.0021)	(0.0002)	(0.0038)	(0.0138)	(0.0141)	(0.0079)
Net asset value, end of period	$1.0006	$1.0005	$1.0003	$1.0004	$1.0004	$1.0011
Total return[3]	0.22%	0.04%	0.38%	1.38%	1.35%	0.85%
Ratios to average net assets (annualized)
Gross expenses	0.30%	0.29%	0.32%	0.31%	0.31%	0.29%
Net expenses	0.19% *	0.08% *	0.18% *	0.20%	0.20%	0.20%
Net investment income	0.40%	0.01%	0.41%	1.34%	1.32%	0.79%
Supplemental data
Net assets, end of period (000s omitted)	$243,679	$324,813	$363,006	$224,247	$166,024	$336,215

*	Ratio includes class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Six months ended July 31, 2022 (unaudited)	0.01%
Year ended January 31, 2022	0.12%
Year ended January 31, 2021	0.02%

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.00005.
[3]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

20  |  Institutional Money Market Funds

Financial highlights
(For a share outstanding throughout each period)
		Year ended January 31
Service Class	Six months ended July 31, 2022 (unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$1.0019	$1.0016	$1.0003	$1.0004	$1.0010	$1.0005
Net investment income	0.0018	0.0004	0.0024	0.0110 [1]	0.0109 [1]	0.0059
Payment from affiliate	0.0000	0.0000	0.0013	0.0000	0.0000	0.0000
Net realized and unrealized gains (losses) on investments	(0.0006)	0.0001	0.0006	0.0002	0.0001	0.0000
Total from investment operations	0.0012	0.0005	0.0043	0.0112	0.0110	0.0059
Distributions to shareholders from
Net investment income	(0.0012)	(0.0001)	(0.0030)	(0.0110)	(0.0109)	(0.0054)
Net realized gains	0.0000	(0.0001)	(0.0000) [2]	(0.0003)	(0.0007)	(0.0000) [2]
Total distributions to shareholders	(0.0012)	(0.0002)	(0.0030)	(0.0113)	(0.0116)	(0.0054)
Net asset value, end of period	$1.0019	$1.0019	$1.0016	$1.0003	$1.0004	$1.0010
Total return[3]	0.12%	0.05%	0.44% [4]	1.12%	1.11%	0.59%
Ratios to average net assets (annualized)
Gross expenses	0.60%	0.59%	0.62%	0.60%	0.61%	0.58%
Net expenses	0.38% *	0.09% *	0.26% *	0.45%	0.45%	0.45%
Net investment income	0.23%	0.01%	0.27%	1.09%	1.09%	0.53%
Supplemental data
Net assets, end of period (000s omitted)	$14,571	$16,694	$18,472	$15,255	$19,001	$19,355

*	Ratio includes class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Six months ended July 31, 2022 (unaudited)	0.07%
Year ended January 31, 2022	0.36%
Year ended January 31, 2021	0.19%

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.00005.
[3]	Returns for periods of less than one year are not annualized.
[4]	During the year ended January 31, 2021, the Fund received a payment from an affiliate which had a 0.13% impact on the total return.
The accompanying notes are an integral part of these financial statements.

Institutional Money Market Funds  |  21

Notes to financial statements (unaudited)
1. ORGANIZATION
Allspring Funds Trust (the "Trust"), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Municipal Cash Management Money Market Fund (the "Fund") which is a diversified series of the Trust.
The Fund operates as an institutional non-government money market fund. As an institutional non-government money market fund, shareholders will transact at a floating net asset value (NAV) rounded to four decimal places in accordance with the valuation policies below.
Consistent with Rule 2a-7, the Board of Trustees of the Fund is permitted to impose a liquidity fee on redemptions from the Fund or a redemption gate (i.e., a suspension of the right to redeem) in the event that the Fund’s liquidity falls below required minimums because of market conditions or other factors. If the Fund’s weekly liquid assets (as defined in Rule 2a-7(34)) fall below 30% of the Fund’s total assets, the Board of Trustees is permitted, but not required, to: (i) impose a liquidity fee of no more than 2% of the amount redeemed; and/or (ii) impose a redemption gate. If the Fund’s weekly liquid assets fall below 10% of the Fund’s total assets, the Fund must impose, generally as of the beginning of the next business day, a liquidity fee of 1% of the amount redeemed unless the Board of Trustees determines that such a fee is not in the best interest of the Fund or determines that a lower or higher fee (subject to the 2% limit) is in the best interest of the Fund. Liquidity fees reduce the amount a shareholder receives upon redemption of its shares. The Fund retains any liquidity fees for the benefit of remaining shareholders. The Board of Trustees did not impose any liquidity fees and/or redemption gates during the six months ended July 31, 2022.
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC ("Allspring Funds Management"). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
Repurchase agreements
The Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Allspring Funds Management. Repurchase agreements are agreements where the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon time and price. The repurchase agreements must be fully collateralized based on values that are marked-to-market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price (including accrued interest). The repurchase agreements are collateralized by securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.

22  |  Institutional Money Market Funds

Notes to financial statements (unaudited)
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund's commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.
Distributions to shareholders
Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund's fiscal year end. Therefore, a portion of the Fund's distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund's tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of July 31, 2022, the aggregate cost of all investments for federal income tax purposes was $260,402,012 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$ 19
Gross unrealized losses	(4,411)
Net unrealized losses	$(4,392)
Class allocations
The separate classes of shares offered by the Fund differ principally in shareholder servicing and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

Institutional Money Market Funds  |  23

Notes to financial statements (unaudited)
3. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of July 31, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Closed end municipal bond fund obligations	$0	$ 9,000,000	$0	$ 9,000,000
Municipal obligations	0	233,197,620	0	233,197,620
Repurchase agreements	0	18,200,000	0	18,200,000
Total assets	$0	$260,397,620	$0	$260,397,620
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the six months ended July 31, 2022, the Fund did not have any transfers into/out of Level 3.
4. TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $5 billion	0.150%
Next $5 billion	0.140
Next $5 billion	0.130
Next $85 billion	0.125
Over $100 billion	0.120
For the six months ended July 31, 2022, the management fee was equivalent to an annual rate of 0.15% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund

24  |  Institutional Money Market Funds

Notes to financial statements (unaudited)
and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.05% and declining to 0.01% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Administrator Class	0.10%
Institutional Class	0.08
Service Class	0.12
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund.  When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses.  When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses.  Allspring Funds Management has contractually committed through May 31, 2023 to waive fees and/or reimburse expenses to the extent necessary to cap expenses.  Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. In addition to the contractual waivers and/or reimbursements, Allspring Funds Management also voluntarily waived certain class-level expenses during the six months ended July 31, 2022 in order to maintain a positive yield.  These voluntary class-level waivers may be discontinued at any time.  As of July 31, 2022, the contractual expense caps are as follows:
Expense ratio caps
Administrator Class	0.30%
Institutional Class	0.20
Service Class	0.45
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Service Class is charged a fee at an annual rate of 0.25% of its average daily net assets. Administrator Class is charged a fee at an annual rate of 0.10% of its average daily net assets. A portion of these total shareholder servicing fees were paid to affiliates.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund had $294,850,000, $312,996,000 and $0 in interfund purchases, sales and net realized gains (losses), respectively, during the six months ended July 31, 2022.
5. INDEMNIFICATION
Under the Fund's organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

Institutional Money Market Funds  |  25

Notes to financial statements (unaudited)
6. CORONAVIRUS (COVID-19) PANDEMIC
On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are affecting the entire global economy, individual companies and investment products, the funds, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may last for an extended period of time. COVID-19 has led to significant uncertainty and volatility in the financial markets.

26  |  Institutional Money Market Funds

Other information (unaudited)
PROXY VOTING INFORMATION
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
PORTFOLIO HOLDINGS INFORMATION
The Fund files its complete schedule of portfolio holdings with the SEC each month on Form N-MFP. Shareholders may view the filed Form N-MFP by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

Institutional Money Market Funds  |  27

Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 136 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019	Retired. Chairman of the Board of CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).	N/A
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

28  |  Institutional Money Market Funds

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously taught at Cornell University from 1978 to 1993.	N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A
James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Board member of the Destination Medical Center Economic Development Agency, Rochester, Minnesota since 2019. Interim President of the McKnight Foundation from January to September 2020. McKnight Foundation Consultant, November 2020 to February 2021. Acting Commissioner, Minnesota Department of Human Services, July 2019 through September 2019. Consultant (part-time), Minnesota Department of Human Services, October 2019 through December 2019. Chief Operating Officer, Twin Cities Habitat for Humanity from 2017 to 2019. Vice President of University Services, University of Minnesota from 2012 to 2016. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2011 to 2012, Chairman of the Board from 2009 to 2012 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Executive Vice President of the Minnesota Wild Foundation from 2004 to 2008. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently Board Chair of the Minnesota Wild Foundation since 2010.	N/A
*  Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Institutional Money Market Funds  |  29

Other information (unaudited)
Officers2
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	President, Chief Executive Officer and Director of Allspring Funds Management, LLC since 2017 and co-president of Galliard Capital Management, LLC, an affiliate of Allspring Funds Management, LLC, since 2019. Prior thereto, Head of Affiliated Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014. In addition, Mr. Owen was an Executive Vice President of Wells Fargo & Company from 2014 to 2021.
Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Fund Complex)	Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Kate McKinley (Born 1977)	Chief Legal Officer, since 2021	Chief Legal Officer of Allspring Global Investments since 2021. Prior thereto, held various roles at State Street Global Advisors beginning in 2010, including serving as Senior Vice President and General Counsel from 2019 to 2021, and Chief Operating Officer of the Institutional Client Group from 2016 - 2019. Prior to working at State Street Global Advisors served as Assistant General Counsel for Bank of America Corporation from 2005 to 2010 and as an Associate at WilmerHale from 2002 to 2005.
Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022	Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015 Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.
Matthew Prasse (Born 1983)	Secretary, since 2021	Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at Morgan, Lewis & Bockius LLP from 2008 to 2015.
1  The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at allspringglobal.com.
2  For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

30  |  Institutional Money Market Funds

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund's website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call
1-800-222-8222 or visit the Fund's website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2022 Allspring Global Investments Holdings, LLC. All rights reserved.
PAR-0822-00641 09-22
SA307/SAR307 07-22

Semi-Annual Report
July 31, 2022
Retail Money Market Funds
■	Allspring National Tax-Free Money Market Fund

The views expressed and any forward-looking statements are as of July 31, 2022, unless otherwise noted, and are those of the Fund's portfolio managers and/or Allspring Global Investments. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Allspring Global Investments disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

Retail Money Market Funds  |  1

Letter to shareholders (unaudited)
Andrew Owen
President
Allspring Funds
Dear Shareholder:
We are pleased to offer you this semi-annual report for Allspring National Tax-Free Money Market Fund for the six-month period that ended July 31, 2022. Globally, stocks experienced heightened volatility through the period as the global economy faced multiple challenges. Bonds also had poor performance during a difficult period, with major fixed income indexes all down for the six-month period.
Earlier tailwinds provided by global stimulus programs, vaccination rollouts, and recovering consumer and corporate sentiment were more than offset by the highest rate of inflation in four decades, concerns about aggressive central bank rate hikes, more highly contagious COVID-19 variants, and the Russia-Ukraine war. The impact of already-significant supply chain disruptions was made worse by China’s COVID-19 lockdowns.
For the six-month period, U.S. large-cap stocks, non-U.S. developed market equities, and emerging market stocks had substantial losses. Returns from fixed income securities were negative in a period of high inflation and sharply rising interest rates. For the period, U.S. stocks, based on the S&P 500 Index,1 lost 7.81%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 returned -12.40%, while the MSCI Emerging Markets Index (Net) (USD)3 lost 16.24%. Among bond indexes, the Bloomberg U.S. Aggregate Bond Index4 returned -6.14%, the Bloomberg Global Aggregate ex-USD Index (unhedged)5 returned -13.18%, the Bloomberg Municipal Bond Index6 lost 3.95%, and the ICE BofA U.S. High Yield Index7 fell 6.27%.
Rising inflation, COVID, and the Russian invasion of Ukraine drove market performance.
The six-month period began with the Russian invasion of Ukraine, which dominated the financial world in February and March. Equity, bond, and commodities markets were shaken by fear, uncertainty, and an upending of demand-supply dynamics. Major global stock indexes were down in February, along with global bonds overall, with ongoing high levels of volatility in March along with mixed results that favored U.S. large-cap stocks. Prices of commodities spiked, including crude oil, natural gas, wheat, and precious metals, on elevated concerns of supply shortages. All of this fed already-high inflation concerns and added to expectations of more aggressive central bank interest rate hikes. Sweeping sanctions against Russia and corporate pullouts contributed to market volatility. Despite the geopolitical turmoil, the U.S. economic outlook remained largely unchanged, with a healthy job market and robust growth accompanying higher prices.
“ The six-month period began with the Russian invasion of Ukraine, which dominated the financial world in February and March. Equity, bond, and commodities markets were shaken by fear, uncertainty, and an upending of demand-supply dynamics.”

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
[3]	The MSCI Emerging Markets (EM) Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market performance of emerging markets. You cannot invest directly in an index.
[4]	The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.-dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
[5]	The Bloomberg Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.
[6]	The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
[7]	The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2022. ICE Data Indices, LLC. All rights reserved.

2  |  Retail Money Market Funds

Letter to shareholders (unaudited)
In April, market volatility continued, with deepening losses across major capital markets, as both the S&P 500 and MSCI ACWI (Net)1 fell 8% or more for the month. The Chinese economy struggled through a strict lockdown as the government tried to contain a major COVID-19 outbreak, creating a global ripple effect that compounded existing supply shortages. This was exacerbated by the impact of the Russia-Ukraine war on global commodities. Meanwhile, U.S. annual inflation raged at 8.5%, its highest level since 1981, and investors braced themselves for aggressive U.S. Federal Reserve (Fed) monetary tightening moves.
Market volatility continued in May, although markets recovered ground late in the month. Value stocks continued to outperform growth stocks. The concerns that had dominated markets for months continued, including high inflation and geopolitical tensions that exacerbated high crude oil, gasoline, and food prices. In response, the Fed raised the federal funds rate by 0.50%, with broad expectations of multiple rate hikes to come. Meanwhile, highly contagious COVID-19 variants persisted. However, labor markets in the U.S., the U.K., and Europe remained strong. The U.S. recorded a 3.6% unemployment rate, although labor market participation remained low. U.S. retail sales for April, released in May, indicated a fourth consecutive monthly increase, reflecting continued consumer resilience.
A historically bad year in financial markets continued in June, with stocks posting further losses en route to their worst first half of a year in 50 years. Bonds didn’t fare much better. Driving the losses were the same factors that have been at play: rising global inflation and fears of recession as central banks increase rates to try to curb inflation, which climbed above 9% in June in the U.S. The Fed raised its short-term rate by another 0.75% in June, ending the month at a 1.50%–1.75% range. Meanwhile, U.S. economic data remained relatively robust as the U.S. unemployment rate held steady at 3.6% and the housing market was only marginally affected, so far, by sharply higher mortgage rates.
Markets rebounded in July, led by U.S. stocks. While evidence began to point to an economic slowdown, and possibly a recession after two consecutive quarters of negative GDP growth, the U.S. labor market remained surprisingly robust: July nonfarm payrolls grew by more than 500,000 and U.S. unemployment dipped to 3.5%. Meanwhile, crude oil and retail gasoline prices, major contributors to recent overall inflation, fell substantially from earlier highs. And while U.S. housing market data indicated a continued rise in home prices, home sales fell as houses became less affordable with mortgage rates at a 13-year high. The Fed raised rates another 0.75% in July and forecasts pointed to continued rate increases.
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Allspring Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Thank you for choosing to invest with Allspring Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,
Andrew Owen
President
Allspring Funds
“ A historically bad year in financial markets continued in June, with stocks posting further losses en route to their worst first half of a year in 50 years.”

For further information about your fund, contact your investment professional, visit our website at allspringglobal.com, or call us directly at 1-800-222-8222.

[1]	The MSCI ACWI (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets. You cannot invest directly in an index.

Retail Money Market Funds  |  3

Letter to shareholders (unaudited)
Notice to Shareholders
Russia launched a large-scale invasion of Ukraine on February 24, 2022. As a result of this military action, the United States and many other countries have instituted various economic sanctions against Russian and Belarus individuals and entities. The situation has led to increased financial market volatility and has had severe adverse effects on regional and global economic markets, including the markets for certain securities and commodities, such as oil and natural gas. The extent and duration of the military action, resulting sanctions imposed, other punitive action taken and the resulting market disruptions cannot be easily predicted.
Our solidarity and support goes out to our impacted employees and the people affected in Ukraine and their families. Allspring has a dedicated team of investment professionals actively monitoring the situation for any new developments and the potential impact to our clients and investment products. As the situation remains fluid, we are focused on the assessment of risks, valuation, and liquidity of impacted securities. Please visit our website at allspringglobal.com and click on “Russia-Ukraine Updates” for further information.

4  |  Retail Money Market Funds

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Performance highlights (unaudited)
Investment objective	The Fund seeks current income exempt from federal income tax, while preserving capital and liquidity.
Manager	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio managers	James Randazzo, Jeffrey L. Weaver, CFA®‡

Average annual total returns (%) as of July 31, 2022
					Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	Gross	Net [2]
Class A (NWMXX)	7-28-2003	0.10	0.49	0.28	0.66	0.60
Administrator Class (WNTXX)	4-8-2005	0.20	0.68	0.41	0.39	0.30
Premier Class (WFNXX)	11-8-1999	0.23	0.75	0.45	0.27	0.20
Service Class (MMIXX)	8-3-1993	0.14	0.59	0.34	0.56	0.45
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment returns will fluctuate. The Fund’s yield figures more closely reflect the current earnings of the Fund than the total return figures. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Money market funds are sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to an investment in the Fund and are described in the Fund’s current prospectus.
For retail money market funds: You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[1]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.
[2]	The manager has contractually committed through May 31, 2023, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.60% for Class A, 0.30% for Administrator Class, 0.20% for Premier Class and 0.45% for Service Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. The manager and/or its affiliates may also voluntarily waive all or a portion of any fees to which they are entitled and/or reimburse certain expenses as they may determine from time to time. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

Yield summary (%) as of July 31, 2022
	Class A	Administrator Class	Premier Class	Service Class
7-day current yield[1]	0.69	0.97	1.05	0.81
7-day compound yield	0.70	0.97	1.06	0.81
30-day simple yield	0.45	0.74	0.84	0.59
30-day compound yield	0.46	0.75	0.84	0.59

[1]	The manager has contractually committed through May 31, 2023, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses and may also voluntarily waive or reimburse additional fees and expenses which may be discontinued or modified at any time without notice. Without these reductions, the Fund’s 7-day current yield would have been 0.63%, 0.87%, 0.98% and 0.70% for Class A, Administrator Class, Premier Class and Service Class, respectively.

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

6  |  Retail Money Market Funds

Performance highlights (unaudited)
Portfolio composition as of July 31, 2022[1]
[1]	Figures represent the percentage of the Fund's total investments. These amounts are subject to change and may have changed since the date specified.

Effective maturity distribution as of July 31, 2022[1]
[1]	Figures represent the percentage of the Fund's total investments. These amounts are subject to change and may have changed since the date specified.

Weighted average maturity as of July 31, 2022[1]
22 days
[1]	Weighted Average Maturity (WAM): WAM is an average of the effective maturities of all securities held in the portfolio, weighted by each security’s percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. WAM calculations allow for the maturities of certain securities with demand features or periodic interest rate resets to be shortened. WAM is a way to measure a fund’s sensitivity to potential interest rate changes. WAM is subject to change and may have changed since the date specified.

Weighted average life as of July 31, 2022[1]
82 days
[1]	Weighted Average Life (WAL): WAL is an average of the final maturities of all securities held in the portfolio, weighted by their percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. In contrast to WAM, the calculation of WAL allows for the maturities of certain securities with demand features to be shortened, but not the periodic interest rate resets. WAL is a way to measure a fund’s potential sensitivity to credit spread changes. WAL is subject to change and may have changed since the date specified.

Retail Money Market Funds  |  7

Fund expenses (unaudited)
As a shareholder of the Fund, you incur ongoing costs including management fees, shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from February 1, 2022 to July 31, 2022.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning account value 2-1-2022	Ending account value 7-31-2022	Expenses paid during the period[1]	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,000.84	$2.23	0.45%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.56	$2.26	0.45%
Administrator Class
Actual	$1,000.00	$1,001.76	$1.34	0.27%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.46	$1.35	0.27%
Premier Class
Actual	$1,000.00	$1,002.13	$0.99	0.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.80	$1.00	0.20%
Service Class
Actual	$1,000.00	$1,001.19	$1.94	0.39%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.86	$1.96	0.39%
1 Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half-year period).

8  |  Retail Money Market Funds

Portfolio of investments—July 31, 2022 (unaudited)

	Principal	Value
Closed end municipal bond fund obligations: 2.32%
Nuveen AMT-Free Municipal Credit Income Fund MuniFund Preferred Shares Series D (50 shares) 1.83% 144Aø	$ 5,000,000	$ 5,000,000
Nuveen AMT-Free Quality Municipal Income Fund Preferred Shares Series C (100 shares) 1.39% 144Aø	10,000,000	10,000,000
Total Closed end municipal bond fund obligations (Cost $15,000,000)		15,000,000

	Interest rate	Maturity date
Municipal obligations: 85.34%
Alabama: 0.70%
Variable rate demand notes ø: 0.70%
Tender Option Bond Trust Receipts/Floater Certificates Series 2018-XL0098 (Utilities revenue, Royal Bank of Canada LIQ) 144A	1.39%	12-1-2022	4,500,000	4,500,000
Arizona: 2.26%
Variable rate demand notes ø: 2.26%
Tender Option Bond Trust Receipts/Floater Certificates Series 2018-XF2537 (Utilities revenue, Barclays Bank plc LOC, Barclays Bank plc LIQ) 144A	1.37	12-1-2037	3,215,000	3,215,000
Tender Option Bond Trust Receipts/Floater Certificates Series 2020-XF2862 (Education revenue, Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ) 144A	1.53	12-15-2047	11,398,763	11,398,763
				14,613,763
California: 12.79%
Other municipal debt : 2.91%
California Series A-1 (GO revenue)	1.20	8-23-2022	1,190,000	1,190,000
California Series A-2 (GO revenue)	1.13	9-15-2022	7,000,000	7,000,000
Los Angeles CA 2022-23 Tax and Revenue Anticipation Notes (GO revenue)	4.00	6-30-2023	7,000,000	7,147,609
Los Angeles CA Capital Asset Leasing Corporation Lease Revenue Series B (Lease revenue)	1.25	8-24-2022	3,500,000	3,500,000
				18,837,609
Variable rate demand notes ø: 9.88%
California CDA Uptown Newport Apartments Series 2017 AA & BB (Housing revenue, East West Bank LOC)	1.37	3-1-2057	17,500,000	17,500,000
California Series A (GO revenue, State Street Bank & Trust Company LOC)	1.82	5-1-2048	10,000,000	10,000,000
California Statewide CDA Revenue Various Sweep Loan Program Series A (Health revenue, U.S. Bank NA LOC)	0.85	8-1-2035	700,000	700,000
Los Angeles CA Airport Series A-3 Commerical Paper (Airport revenue)	0.95	8-2-2022	16,100,000	16,100,000
Los Angeles CA Department Water & Power Revenue Various Power System Subordinated Bond Series A5 (Utilities revenue, Bank of America NA SPA)	1.60	7-1-2035	100,000	100,000
Riverside County CA Certificates Various Refunding Bond Public Safety (Miscellaneous revenue, Bank of America NA LOC)	1.22	11-1-2039	585,000	584,944
The accompanying notes are an integral part of these financial statements.

Retail Money Market Funds  |  9

Portfolio of investments—July 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Variable rate demand notes ø(continued)
Tender Option Bond Trust Receipts/Certificates Series 2020-MIZ9012 (Housing revenue, Mizuho Capital Markets LLC LIQ) 144A	1.58%	10-1-2036	$ 6,005,000	$ 6,005,000
Tender Option Bond Trust Receipts/Floater Certificates Series 2016-XX1040 (Miscellaneous revenue, Barclays Bank plc LIQ) 144A	1.36	2-1-2046	4,160,000	4,160,000
Tender Option Bond Trust Receipts/Floater Certificates Series 2018-XG0188 (GO revenue, Royal Bank of Canada LIQ) 144A	1.36	2-1-2026	1,600,000	1,600,000
Tender Option Bond Trust Receipts/Floater Certificates Series 2019-XF2830 (GO revenue, Mizuho Capital Markets LLC LIQ) 144A	1.53	10-1-2034	3,450,000	3,450,000
Tender Option Bond Trust Receipts/Floater Certificates Series 2020-YX1142 (Tax revenue, Barclays Bank plc LOC, Barclays Bank plc LIQ) 144A	1.38	10-1-2049	2,555,000	2,555,000
Tender Option Bond Trust Receipts/Various States (Housing revenue, Mizuho Capital Markets LLC LIQ) 144A	1.53	2-1-2036	1,203,000	1,203,000
				63,957,944
Colorado: 0.08%
Variable rate demand notes ø: 0.08%
Colorado Springs CO Utilities System Improvement Bonds Series 2008A (Utilities revenue, U.S. Bank NA SPA)	1.30	11-1-2038	490,000	490,000
Connecticut: 1.22%
Other municipal debt : 0.77%
North Branford CT BAN (GO revenue)	2.00	8-4-2022	5,000,000	5,000,767
Variable rate demand notes ø: 0.45%
Connecticut Residual Interest Bond Floater Trust Series 2017-016 (Miscellaneous revenue, Barclays Bank plc LOC, Barclays Bank plc LIQ) 144A	1.48	6-1-2037	2,600,000	2,600,000
Connecticut State Housing Authority Various Subordinated Bond Series A-3 (Housing revenue, Bank of America NA SPA)	1.30	5-15-2048	300,000	299,976
				2,899,976
Delaware: 0.02%
Variable rate demand notes ø: 0.02%
University of Delaware (Education revenue, TD Bank NA SPA)	1.90	11-1-2035	100,000	100,000
District of Columbia: 1.37%
Variable rate demand notes ø: 1.37%
Tender Option Bond Trust Receipts/Floater Certificates Series 2018-XF0621 (Water & sewer revenue, Royal Bank of Canada LIQ) 144A	1.36	4-1-2026	4,000,000	4,000,000
Tender Option Bond Trust Receipts/Floater Certificates Series 2019-ZF2784 (Housing revenue, FHA Insured, Morgan Stanley Bank LIQ) 144A	1.36	9-1-2039	2,800,000	2,800,000
Tender Option Bond Trust Receipts/Floater Certificates Series 2019-ZF2785 (Housing revenue, FHA Insured, Morgan Stanley Bank LIQ) 144A	1.36	9-1-2039	2,070,000	2,070,000
				8,870,000
The accompanying notes are an integral part of these financial statements.

10  |  Retail Money Market Funds

Portfolio of investments—July 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Florida: 3.27%
Variable rate demand notes ø: 3.27%
Highlands County FL Health Facilities Authority Adventist Health System Series I5 (Health revenue)	1.35%	11-15-2035	$ 2,200,000	$ 2,200,000
Highlands County FL Health Facilities Authority Adventist Health System Sunbelt Obligated Group Series 2012 I-2 (Health revenue)	1.42	11-15-2032	600,000	600,000
Miami-Dade County FL IDA Revenue Various Refunding Florida Power & Light Company Project (Utilities revenue)	1.96	5-1-2046	1,500,000	1,500,000
Seminole County FL Tender Option Bond Trust Receipts/Floater Certificates Series 2016-ZF0444 (Tax revenue, NPFGC Insured, JPMorgan Chase & Company LIQ) 144A	1.43	4-1-2027	5,250,000	5,250,000
St. Lucie County FL Power & Light Company (Industrial development revenue)	1.97	9-1-2028	1,685,000	1,685,000
Tender Option Bond Trust Receipts/Floater Certificates Series 2017-TX1073 (Housing revenue, GNMA / FNMA / FHLMC Insured, Barclays Bank plc LIQ) 144A	1.36	7-1-2037	3,405,000	3,405,000
Tender Option Bond Trust Receipts/Floater Certificates Series 2017-XF2517 (Health revenue, Morgan Stanley Bank LIQ) 144A	1.38	8-15-2047	4,130,000	4,130,000
Tender Option Bond Trust Receipts/Floater Certificates Series 2020-XX1136 (Transportation revenue, Barclays Bank plc LOC, Barclays Bank plc LIQ) 144A	1.37	7-1-2049	2,375,000	2,375,000
				21,145,000
Georgia: 0.80%
Variable rate demand notes ø: 0.80%
Dekalb County GA Series 2006-B ROC RR-II-R-11900 (Water & sewer revenue, AGM Insured, JPMorgan Chase & Company LIQ) 144A	1.36	4-1-2023	2,500,000	2,500,000
Roswell GA Housing Authority Refunding Bonds Belcourt Limited Project A (Housing revenue, Northern Trust Company LOC)	0.68	9-1-2027	2,700,000	2,700,000
				5,200,000
Illinois: 7.10%
Variable rate demand notes ø: 7.10%
Brookfield IL Revenue Adjusted Brookfield Zoo Project (Miscellaneous revenue, Northern Trust Company LOC)	1.32	6-1-2038	1,430,000	1,430,000
Illinois Educational Facilities Authority Aurora University (Education revenue, BMO Harris Bank NA LOC)	1.34	3-1-2032	3,800,000	3,800,000
Illinois State Finance Authority Revenue Various Northshore University Health System Series B (Health revenue, JPMorgan Chase & Company SPA)	1.82	8-15-2049	10,000,000	10,000,000
Lake County IL MFHR Various Whispering Oaks Apartments Project (Housing revenue, FHLMC LIQ)	1.31	11-1-2045	250,000	249,976
Quad Cities Illinois Regional EDA Augustana College Series 2005 (Education revenue, BMO Harris Bank NA LOC)	1.37	10-1-2035	2,000,000	2,000,000
Tender Option Bond Trust Receipts/Floater Certificates (Miscellaneous revenue, Bank of America NA LIQ) 144A	1.38	3-1-2046	2,500,000	2,500,000
Tender Option Bond Trust Receipts/Floater Certificates Series 2015-XF2202 (Transportation revenue, TD Bank NA LIQ) 144A	1.38	1-1-2037	1,140,000	1,140,000
The accompanying notes are an integral part of these financial statements.

Retail Money Market Funds  |  11

Portfolio of investments—July 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Variable rate demand notes ø(continued)
Tender Option Bond Trust Receipts/Floater Certificates Series 2015-ZM0120 (Transportation revenue, Royal Bank of Canada LIQ) 144A	1.39%	7-1-2023	$ 3,100,000	$ 3,100,000
Tender Option Bond Trust Receipts/Floater Certificates Series 2018-XF0722 (Tax revenue, Royal Bank of Canada LIQ) 144A	1.47	7-1-2026	7,900,000	7,900,000
Tender Option Bond Trust Receipts/Floater Certificates Series 2018-XM0683 (Tax revenue, Bank of America NA LIQ) 144A	1.47	1-1-2048	3,340,000	3,340,000
Tender Option Bond Trust Receipts/Floater Certificates Series 2018-XM0713 (Tax revenue, Morgan Stanley Bank LIQ) 144A	1.45	1-1-2043	8,000,000	8,000,000
Tender Option Bond Trust Receipts/Floater Certificates Series 2020-XG0299 (Health revenue, Barclays Bank plc LOC, Barclays Bank plc LIQ) 144A	1.37	5-15-2050	2,500,000	2,500,000
				45,959,976
Indiana: 0.50%
Variable rate demand notes ø: 0.50%
Indiana Finance Authority Duke Energy Indiana Incorporated Series 2009A-4 (Industrial development revenue, Sumitomo Mitsui Banking Corporation LOC)	1.91	12-1-2039	3,000,000	3,000,000
Indiana Finance Authority Various Refunding Bond Duke Energy Industry project A-3 (Industrial development revenue, Mizuho Bank Limited LOC)	1.31	12-1-2039	250,000	249,976
				3,249,976
Kansas: 0.29%
Variable rate demand notes ø: 0.29%
University of Kansas Hospital Authority Health System (Health revenue, U.S. Bank NA LOC)	1.87	9-1-2034	1,900,000	1,900,000
Louisiana: 0.50%
Variable rate demand notes ø: 0.50%
East Baton Rouge Parish Louisiana Incorporate Various ExxonMobil Project Gulf (Industrial development revenue)	1.87	12-1-2051	228,000	227,978
Tender Option Bond Trust Receipts/Floater Certificates Series 2019-XM0735 (Water & sewer revenue, Bank of America NA LOC, Bank of America NA LIQ) 144A	1.38	12-1-2045	3,000,000	3,000,000
				3,227,978
Maryland: 0.46%
Variable rate demand notes ø: 0.46%
Montgomery County MD Housing Opportunities Commission Single Family Mortgage Revenue Various Series C (Housing revenue, PNC Bank NA LOC)	1.37	1-1-2041	3,000,000	3,000,000
The accompanying notes are an integral part of these financial statements.

12  |  Retail Money Market Funds

Portfolio of investments—July 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Massachusetts: 1.24%
Variable rate demand notes ø: 1.24%
Tender Option Bond Trust Receipts/Floater Certificates Series 2018-XF2692 (Education revenue, Citibank NA LIQ) 144A	1.34%	7-1-2025	$ 4,190,000	$ 4,190,000
Tender Option Bond Trust Receipts/Floater Certificates Series 2020-XF2891 (Health revenue, Barclays Bank plc LOC, AGM Insured, Barclays Bank plc LIQ) 144A	1.37	10-1-2045	3,845,000	3,845,000
				8,035,000
Michigan: 2.46%
Variable rate demand notes ø: 2.46%
Michigan Finance Authority Hospital Revenue Bonds Trinity Health Credit Group Series 2013 MI-1 (Health revenue)	1.35	12-1-2034	2,750,000	2,750,000
University of Michigan IAM Bonds Series L-1 Commercial Paper (Education revenue)	1.15	9-6-2022	13,175,000	13,175,000
				15,925,000
Minnesota: 3.11%
Variable rate demand notes ø: 3.11%
Burnsville MN Bridgeway Apartments Project Series 2003 (Housing revenue, FNMA LOC, FNMA LIQ)	1.41	10-15-2033	2,375,000	2,375,000
Forest Lake MN Kilkenny Court Apartments Project Series 2008 (Housing revenue, FNMA LOC, FNMA LIQ)	1.42	8-15-2038	4,160,000	4,160,000
Minneapolis & St. Paul MN Allina Health System 2007 C-1 (Health revenue, Wells Fargo Bank NA LOC)	1.30	11-15-2034	1,945,000	1,945,000
Oak Park Heights MN Boutwells Landing Project Series 2005 (Housing revenue, FHLMC LIQ)	1.33	11-1-2035	9,290,000	9,290,000
Plymouth MN Lancaster Village Apartments Project Series 2001 (Housing revenue, FNMA LOC, FNMA LIQ)	1.41	9-15-2031	1,665,000	1,665,000
Rochester MN HCFR Mayo Clinic (Health revenue)	1.23	11-15-2047	700,000	700,000
				20,135,000
Mississippi: 1.29%
Variable rate demand notes ø: 1.29%
Mississippi Business Finance Corporation Gulf Opportunity Zone Industrial Development Revenue (Industrial development revenue)	1.87	11-1-2035	8,340,000	8,340,000
Missouri: 0.26%
Variable rate demand notes ø: 0.26%
Tender Option Bond Trust Receipts/Floater Certificates Series 2015-XF2198 (Water & sewer revenue, Citibank NA LIQ) 144A	1.41	5-1-2023	1,680,000	1,680,000
Montana: 0.39%
Variable rate demand notes ø: 0.39%
Floater/Residual Trust Tender Option Bond (Housing revenue, Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ) 144A	1.58	6-1-2034	2,515,000	2,515,000
The accompanying notes are an integral part of these financial statements.

Retail Money Market Funds  |  13

Portfolio of investments—July 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Nebraska: 0.87%
Variable rate demand notes ø: 0.87%
Nebraska Investment Finance Authority MFHR Apple Creek Associates Project Series 1985-A (Housing revenue, Northern Trust Company LOC)	1.45%	9-1-2031	$ 5,600,000	$ 5,600,000
Nevada: 1.69%
Other municipal debt : 0.58%
Nevada Housing Division Single Family Mortgage Revenue Senior Series D (Housing revenue, GNMA / FNMA / FHLMC Insured)	0.25	12-1-2022	3,730,000	3,730,000
Variable rate demand notes ø: 1.11%
Tender Option Bond Trust Receipts/Floater Certificates Series 2018-ZM0634 (GO revenue, Royal Bank of Canada LIQ) 144A	1.36	12-1-2025	3,330,000	3,330,000
Tender Option Bond Trust Receipts/Floater Certificates Series 2020-XM0845 (GO revenue, BAM Insured, JPMorgan Chase & Company LIQ) 144A	1.45	6-15-2026	3,870,000	3,870,000
				7,200,000
New Jersey: 3.44%
Other municipal debt : 1.55%
Burlington County NJ Bridge Commission Series 2021C (Miscellaneous revenue)	2.00	11-10-2022	10,000,000	10,049,697
Variable rate demand notes ø: 1.89%
Tender Option Bond Trust Receipts/Floater Certificates Series 2017-XF2495 (Miscellaneous revenue, BAM Insured, Morgan Stanley Bank LIQ) 144A	1.38	7-1-2031	8,450,000	8,450,000
Tender Option Bond Trust Receipts/Floater Certificates Series 2020-ZF1206 (Transportation revenue, BAM Insured, JPMorgan Chase & Company LIQ) 144A	1.36	11-1-2028	3,795,000	3,795,000
				12,245,000
New York: 6.00%
Variable rate demand notes ø: 6.00%
New York Fiscal Subordinate Bond Series 2017A-6 (GO revenue, JPMorgan Chase & Company SPA)	1.90	8-1-2044	3,190,000	3,190,000
New York Housing Development MFHR Bonds Series C3 (Housing revenue, Barclays Bank plc SPA)	1.35	5-1-2062	5,000,000	5,000,000
New York Metropolitan Transportation Authority Subordinate Bond Series 2012A-2 (Transportation revenue, Bank of Montreal LOC)	1.80	11-15-2041	1,600,000	1,600,000
New York NY Subordinated Bond (Health revenue, TD Bank NA LOC)	1.35	2-15-2031	1,200,000	1,200,000
New York NY Suboridnated Bond Series F5 (GO revenue, Barclays Bank plc SPA)	1.82	6-1-2044	13,000,000	13,000,000
New York Transitional Finance Authority Future Tax Secured Tax-Exempt Bond Fiscal 2015 Subordinate Bonds Series A-3 (Tax revenue, Mizuho Bank Limited SPA)	1.91	8-1-2043	2,100,000	2,100,000
Tender Option Bond Trust Receipts/Floater Certificates Series 2018-XF2556 (Tax revenue, TD Bank NA LIQ) 144A	1.36	9-15-2025	6,720,000	6,720,000
The accompanying notes are an integral part of these financial statements.

14  |  Retail Money Market Funds

Portfolio of investments—July 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Variable rate demand notes ø(continued)
Triborough Bridge & Tunnel Authority Subordinated Bonds Series B-2 (Transportation revenue, State Street Bank & Trust Company LOC)	1.50%	1-1-2032	$ 1,400,000	$ 1,400,000
Triborough Bridge & Tunnel Authority Subordinated Bonds Series B-2 (Transportation revenue, State Street Bank & Trust Company LOC)	1.80	1-1-2032	4,600,000	4,600,000
				38,810,000
North Carolina: 3.58%
Variable rate demand notes ø: 3.58%
Charlotte NC Mecklenburg Hospital Authority Atrium Health Variable Rate Healthcare Series 2021-E (Health revenue, Royal Bank of Canada LOC)	1.87	1-15-2042	13,800,000	13,800,000
Charlotte NC Water & Sewer Tender Option Bond Trust Receipts/Certificates Series 2018-XG0170 (Water & sewer revenue, Royal Bank of Canada LIQ) 144A	1.36	1-1-2026	2,430,000	2,430,000
Tender Option Bond Trust Receipts/Floater Certificates Series 2015-ZM0105 (Education revenue, Morgan Stanley Bank LIQ) 144A	1.36	10-1-2055	2,250,500	2,250,500
Tender Option Bond Trust Receipts/Floater Certificates Series 2022-XF1270 (Miscellaneous revenue, JPMorgan Chase & Company LIQ) 144A	1.36	1-1-2028	4,716,000	4,716,000
				23,196,500
Ohio: 7.86%
Other municipal debt : 0.82%
American Municipal Power Incorporated Electric System Improvement Holiday City OH Series 2022 (Utilities revenue)	3.00	4-27-2023	730,000	734,537
American Municipal Power Incorporated Electric System Improvement Monroeville OH Series 2022 (Utilities revenue)	3.00	4-20-2023	470,000	472,845
Lakewood City OH Various Purpose Income Tax Revenue Notes Series 2022 (Tax revenue)	1.75	3-16-2023	2,500,000	2,510,305
Mahoning County OH BAN Various Purpose (GO revenue)	1.00	9-8-2022	1,590,000	1,591,321
				5,309,008
Variable rate demand notes ø: 7.04%
Allen County OH Catholic Healthcare Series C (Health revenue, Bank of Montreal LOC)	1.86	6-1-2034	1,145,000	1,145,000
Ohio Capital Facilities Lease Adult Correctional Building Fund Series C (Miscellaneous revenue)	1.50	10-1-2036	17,300,000	17,300,000
Tender Option Bond Trust Receipts/Floater Certificates Series 2015-XF0225 (Water & sewer revenue, TD Bank NA LIQ) 144A	1.38	11-15-2043	9,375,000	9,375,000
Tender Option Bond Trust Receipts/Floater Certificates Series 2017-XF2438 (Education revenue, JPMorgan Chase & Company LIQ) 144A	1.36	12-1-2024	2,000,000	2,000,000
Tender Option Bond Trust Receipts/Floater Certificates Series 2018-XL0074 (Health revenue, JPMorgan Chase & Company LIQ) 144A	1.48	2-1-2029	9,485,000	9,485,000
The accompanying notes are an integral part of these financial statements.

Retail Money Market Funds  |  15

Portfolio of investments—July 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Variable rate demand notes ø(continued)
Tender Option Bond Trust Receipts/Floater Certificates Series 2020-MIZ9020 (Health revenue, Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ) 144A	1.43%	5-1-2039	$ 3,870,000	$ 3,870,000
Tender Option Bond Trust Receipts/Various States (Miscellaneous revenue, Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ) 144A	1.53	12-15-2040	2,370,000	2,370,000
				45,545,000
Oregon: 2.01%
Variable rate demand notes ø: 2.01%
Oregon Housing & Community Services Department Mortgage Revenue Various Single Family Mortgage Program (Housing revenue, Sumitomo Mitsui Banking Corporation LOC)	1.32	7-1-2037	3,500,000	3,500,000
Tender Option Bond Trust Receipts/Floater Certificates Series 2020-XM0813 (Health revenue, Royal Bank of Canada LIQ) 144A	1.38	5-15-2027	4,895,000	4,895,000
Tender Option Bond Trust Receipts/Floater Certificates Series 2020-XM0814 (Education revenue, Royal Bank of Canada LIQ) 144A	1.36	1-1-2028	4,605,000	4,605,000
				13,000,000
Pennsylvania: 3.39%
Variable rate demand notes ø: 3.39%
Delaware Valley Regional Finance Authority Local Government Series D (Miscellaneous revenue, TD Bank NA LOC)	1.35	11-1-2055	2,000,000	2,000,000
Floater/Residual Trust Tender Option Bond (Housing revenue, Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ) 144A	1.58	11-1-2034	3,000,000	3,000,000
Lehigh County General Purpose Authority Hospital Revenue Various Lehigh Valley Health Network (Health revenue, Bank of America NA LOC)	1.29	7-1-2049	575,000	574,944
Pennsylvania EDFA Exempt Facilities Refunding Bond Energy Supply LLC (Utilities revenue, MUFG Bank Limited LOC)	1.90	12-1-2038	1,000,000	1,000,000
Pennsylvania Public School Building Authority Series A (Miscellaneous revenue, AGM Insured, Citibank NA LIQ) 144A	1.41	12-1-2023	5,000,000	5,000,000
South Central Pennsylvania General Authority WellSpan Health Obligated Group Series 2019E (Health revenue, U.S. Bank NA SPA)	1.97	6-1-2035	300,000	300,000
Tender Option Bond Trust Receipts/Floater Certificates Series 2015-ZM0081 (Health revenue, Morgan Stanley Bank LIQ) 144A	1.36	6-1-2044	1,700,000	1,700,000
Tender Option Bond Trust Receipts/Floater Certificates Series 2016-ZF0504 (Water & sewer revenue, TD Bank NA LIQ) 144A	1.45	8-15-2042	4,115,000	4,115,000
Tender Option Bond Trust Receipts/Floater Certificates Series 2020-SM0860 (GO revenue, JPMorgan Chase & Company LOC, JPMorgan Chase & Company LIQ) 144A	1.36	9-1-2027	4,275,000	4,275,000
				21,964,944
The accompanying notes are an integral part of these financial statements.

16  |  Retail Money Market Funds

Portfolio of investments—July 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
South Carolina: 0.29%
Variable rate demand notes ø: 0.29%
South Carolina Educational Facilities Authority for Private Non-Profit Institutions Higher Learning Educational Facilities Spartanburg Methodist Series 2005 (Education revenue, Truist Bank LOC)	1.42%	8-1-2025	$ 1,150,000	$ 1,150,000
South Carolina Jobs EDA Institutional Business & Home Safety Project Series 2009 (Industrial development revenue, Truist Bank LOC)	1.42	11-1-2034	735,000	735,000
				1,885,000
Texas: 8.26%
Variable rate demand notes ø: 8.26%
Lower Neches Valley TX Authority Industrial Development Corporation ExxonMobil Project Series 2010 (Industrial development revenue)	1.80	11-1-2038	10,000,000	10,000,000
Port Arthur TX Navigation District Industrial Development Corporation Total Petrochemicals USA Incorporated Project (Industrial development revenue)	1.44	6-1-2041	15,000,000	15,000,000
Tender Option Bond Trust Receipts/Certificates Series 2021 MS0002 (Education revenue, Morgan Stanley Bank LIQ) 144A	1.53	6-15-2056	5,000,000	5,000,000
Tender Option Bond Trust Receipts/Floater Certificates (Transportation revenue, JPMorgan Chase & Company LIQ) 144A	1.45	3-1-2051	2,175,000	2,175,000
Texas A&M University Series B (Education revenue)	1.20	9-19-2022	10,000,000	10,000,000
Texas Transportation Commission State Highway Fund First Tier Series 2014-B (Tax revenue, Sumitomo Mitsui Banking Corporation LIQ)	1.33	4-1-2032	5,000,000	5,000,000
Upper Trinity Regional Water District Series A (Water & sewer revenue)	1.14	9-7-2022	6,300,000	6,300,000
				53,475,000
Utah: 0.46%
Variable rate demand notes ø: 0.46%
Utah Tender Option Bond Trust Receipts/Floater Certificates Series 2018-XG0171 (Health revenue, Royal Bank of Canada LIQ) 144A	1.37	11-15-2022	3,000,000	3,000,000
Virginia: 0.47%
Variable rate demand notes ø: 0.47%
Mizuho Floater/Residual Trust Tender Option Bond Series 2020- MIZ9025 (Health revenue, Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ) 144A	1.59	11-1-2035	2,030,000	2,030,000
Virginia MFHR Series M-031 Class A (Housing revenue, FHLMC LIQ) 144A	1.36	12-15-2045	980,000	980,000
				3,010,000
Wisconsin: 6.91%
Variable rate demand notes ø: 6.91%
Tender Option Bond Trust Receipts/Certificates Series 2020-XF2869 (Housing revenue, Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ) 144A	1.55	11-1-2025	8,300,000	8,300,000
The accompanying notes are an integral part of these financial statements.

Retail Money Market Funds  |  17

Portfolio of investments—July 31, 2022 (unaudited)

		Interest rate	Maturity date	Principal	Value
Variable rate demand notes ø(continued)
Tender Option Bond Trust Receipts/Certificates Series 2022-MS0004 (Education revenue, Morgan Stanley Bank LIQ) 144A		1.53%	6-1-2053	$ 7,010,000	$ 7,010,000
Tender Option Bond Trust Receipts/Floater Certificates Series 2015-XF0127 (Health revenue, JPMorgan Chase & Company LIQ) 144A		1.36	9-29-2022	3,520,000	3,520,000
Tender Option Bond Trust Receipts/Floater Certificates Series 2019-XF2831 (Housing revenue, Mizuho Capital Markets LLC LIQ) 144A		1.53	7-1-2029	1,800,000	1,800,000
Tender Option Bond Trust Receipts/Floater Certificates Series 2020-XL0148 (Health revenue, Barclays Bank plc LOC, AGM Insured, Barclays Bank plc LIQ) 144A		1.37	6-1-2045	2,250,000	2,250,000
Tender Option Bond Trust Receipts/Various States (Education revenue, Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ) 144A		1.53	12-15-2040	1,915,000	1,915,000
Wisconsin HEFA Aspirus Wausau Hospital Incorporated Obligated Group Series 2004B (Housing revenue, JPMorgan Chase & Company LOC)		1.40	8-15-2034	2,500,000	2,500,000
Wisconsin Series 2019A (GO revenue)		1.65	5-1-2029	17,400,000	17,400,000
					44,695,000
Total Municipal obligations (Cost $552,298,138)					552,298,138
Repurchase agreements^^: 7.17%
Citigroup Global Markets, dated 7-29-2022, maturity value $46,408,893		2.30	8-1-2022	46,400,000	46,400,000
Total Repurchase agreements (Cost $46,400,000)					46,400,000
Total investments in securities (Cost $613,698,138)	94.83%				613,698,138
Other assets and liabilities, net	5.17				33,488,706
Total net assets	100.00%				$647,186,844

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
^^	Collateralized by U.S. government securities, 1.13% to 4.75%, 5-15-2040 to 2-15-2041, fair value including accrued interest is $47,328,019.

The accompanying notes are an integral part of these financial statements.

18  |  Retail Money Market Funds

Portfolio of investments—July 31, 2022 (unaudited)

Abbreviations:
AGM	Assured Guaranty Municipal
BAM	Build America Mutual Assurance Company
BAN	Bond anticipation notes
CDA	Community Development Authority
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
HCFR	Healthcare facilities revenue
HEFA	Health & Educational Facilities Authority
IDA	Industrial Development Authority
LIQ	Liquidity agreement
LOC	Letter of credit
MFHR	Multifamily housing revenue
NPFGC	National Public Finance Guarantee Corporation
SPA	Standby purchase agreement
The accompanying notes are an integral part of these financial statements.

Retail Money Market Funds  |  19

Statement of assets and liabilities—July 31, 2022 (unaudited)

Assets
Investments in unaffiliated securities, at amortized cost	$ 613,698,138
Cash	211,750
Receivable for Fund shares sold	32,853,116
Receivable for interest	1,079,164
Receivable for investments sold	329,000
Prepaid expenses and other assets	40,223
Total assets	648,211,391
Liabilities
Payable for Fund shares redeemed	773,758
Administration fees payable	54,660
Dividends payable	39,336
Management fee payable	36,929
Accrued expenses and other liabilities	119,864
Total liabilities	1,024,547
Total net assets	$647,186,844
Net assets consist of
Paid-in capital	$ 647,233,633
Total distributable loss	(46,789)
Total net assets	$647,186,844
Computation of net asset value per share
Net assets – Class A	$ 80,512,637
Shares outstanding – Class A1	80,498,785
Net asset value per share – Class A	$1.00
Net assets – Administrator Class	$ 99,025,128
Shares outstanding – Administrator Class[1]	99,008,834
Net asset value per share – Administrator Class	$1.00
Net assets – Premier Class	$ 402,015,811
Shares outstanding – Premier Class[1]	401,957,594
Net asset value per share – Premier Class	$1.00
Net assets – Service Class	$ 65,633,268
Shares outstanding – Service Class[1]	65,621,984
Net asset value per share – Service Class	$1.00
[1]	The Fund has an unlimited number of authorized shares.
The accompanying notes are an integral part of these financial statements.

20  |  Retail Money Market Funds

Statement of operations—six months ended July 31, 2022 (unaudited)

Investment income
Interest	$ 2,204,583
Expenses
Management fee	545,080
Administration fees
Class A	90,527
Administrator Class	50,700
Premier Class	191,261
Service Class	38,953
Shareholder servicing fees
Class A	102,871
Administrator Class	50,700
Service Class	81,153
Custody and accounting fees	26,544
Professional fees	25,371
Registration fees	44,881
Shareholder report expenses	12,236
Trustees’ fees and expenses	10,165
Other fees and expenses	10,134
Total expenses	1,280,576
Less: Fee waivers and/or expense reimbursements
Fund-level	(260,285)
Class A	(48,212)
Administrator Class	(23,188)
Service Class	(29,009)
Net expenses	919,882
Net investment income	1,284,701
Net realized gains on investments	9,189
Net increase in net assets resulting from operations	$1,293,890
The accompanying notes are an integral part of these financial statements.

Retail Money Market Funds  |  21

Statement of changes in net assets

	Six months ended July 31, 2022 (unaudited)		Year ended January 31, 2022
Operations
Net investment income		$ 1,284,701		$ 84,890
Net realized gains on investments		9,189		118,683
Net increase in net assets resulting from operations		1,293,890		203,573
Distributions to shareholders from
Net investment income and net realized gains
Class A		(67,677)		(21,610)
Administrator Class		(174,476)		(25,998)
Premier Class		(964,609)		(138,801)
Service Class		(77,939)		(16,045)
Total distributions to shareholders		(1,284,701)		(202,454)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	11,128,276	11,128,276	19,081,495	19,081,495
Administrator Class	19,219,947	19,219,947	82,252,702	82,252,702
Premier Class	236,506,436	236,506,436	239,015,930	239,015,930
Service Class	1,779,295	1,779,295	4,336,224	4,336,224
		268,633,954		344,686,351
Reinvestment of distributions
Class A	65,730	65,730	20,678	20,678
Administrator Class	172,247	172,247	25,556	25,556
Premier Class	659,143	659,143	83,214	83,214
Service Class	17,497	17,497	3,828	3,828
		914,617		133,276
Payment for shares redeemed
Class A	(15,217,868)	(15,217,868)	(35,489,215)	(35,489,215)
Administrator Class	(28,528,149)	(28,528,149)	(59,613,625)	(59,613,625)
Premier Class	(394,410,446)	(394,410,446)	(311,871,568)	(311,871,568)
Service Class	(1,840,733)	(1,840,733)	(2,850,800)	(2,850,800)
		(439,997,196)		(409,825,208)
Net decrease in net assets resulting from capital share transactions		(170,448,625)		(65,005,581)
Total decrease in net assets		(170,439,436)		(65,004,462)
Net assets
Beginning of period		817,626,280		882,630,742
End of period		$ 647,186,844		$ 817,626,280
The accompanying notes are an integral part of these financial statements.

22  |  Retail Money Market Funds

Financial highlights
(For a share outstanding throughout each period)
		Year ended January 31
Class A	Six months ended July 31, 2022 (unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [1]	0.00 [1]	0.00 [1]	0.01	0.01	0.00 [1]
Net realized gains (losses) on investments	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Total from investment operations	0.00 [1]	0.00 [1]	0.00 [1]	0.01	0.01	0.00 [1]
Distributions to shareholders from
Net investment income	(0.00) [1]	(0.00) [1]	(0.00) [1]	(0.01)	(0.01)	(0.00) [1]
Net realized gains	0.00	(0.00) [1]	(0.00) [1]	(0.00) [1]	(0.00) [1]	(0.00) [1]
Total distributions to shareholders	(0.00) [1]	(0.00) [1]	(0.00) [1]	(0.01)	(0.01)	(0.00) [1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[2]	0.08%	0.02%	0.27%	0.93%	0.89%	0.35%
Ratios to average net assets (annualized)
Gross expenses	0.66%	0.66%	0.64%	0.66%	0.66%	0.68%
Net expenses	0.45% *	0.12% *	0.33% *	0.60%	0.61%	0.64%
Net investment income	0.16%	0.01%	0.25%	0.92%	0.88%	0.30%
Supplemental data
Net assets, end of period (000s omitted)	$80,513	$84,532	$100,920	$95,632	$101,680	$119,524

*	Ratio includes class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Six months ended July 31, 2022 (unaudited)	0.15%
Year ended January 31, 2022	0.48%
Year ended January 31, 2021	0.25%

[1]	Amount is less than $0.005.
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Retail Money Market Funds  |  23

Financial highlights
(For a share outstanding throughout each period)
		Year ended January 31
Administrator Class	Six months ended July 31, 2022 (unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [1]	0.00 [1]	0.00 [1]	0.01	0.01	0.01
Net realized gains (losses) on investments	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Total from investment operations	0.00 [1]	0.00 [1]	0.00 [1]	0.01	0.01	0.01
Distributions to shareholders from
Net investment income	(0.00) [1]	(0.00) [1]	(0.00) [1]	(0.01)	(0.01)	(0.01)
Net realized gains	0.00	(0.00) [1]	(0.00) [1]	(0.00) [1]	(0.00) [1]	(0.00) [1]
Total distributions to shareholders	(0.00) [1]	(0.00) [1]	(0.00) [1]	(0.01)	(0.01)	(0.01)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[2]	0.18%	0.02%	0.35%	1.23%	1.21%	0.69%
Ratios to average net assets (annualized)
Gross expenses	0.39%	0.38%	0.37%	0.39%	0.39%	0.41%
Net expenses	0.27% *	0.11% *	0.25% *	0.30%	0.30%	0.30%
Net investment income	0.34%	0.01%	0.34%	1.22%	1.21%	0.64%
Supplemental data
Net assets, end of period (000s omitted)	$99,025	$108,157	$85,489	$107,457	$131,395	$132,964

*	Ratio includes class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Six months ended July 31, 2022 (unaudited)	0.03%
Year ended January 31, 2022	0.19%
Year ended January 31, 2021	0.04%

[1]	Amount is less than $0.005.
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

24  |  Retail Money Market Funds

Financial highlights
(For a share outstanding throughout each period)
		Year ended January 31
Premier Class	Six months ended July 31, 2022 (unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [1]	0.00 [1]	0.00 [1]	0.01	0.01	0.01
Net realized gains (losses) on investments	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Total from investment operations	0.00 [1]	0.00 [1]	0.00 [1]	0.01	0.01	0.01
Distributions to shareholders from
Net investment income	(0.00) [1]	(0.00) [1]	(0.00) [1]	(0.01)	(0.01)	(0.01)
Net realized gains	0.00	(0.00) [1]	(0.00) [1]	(0.00) [1]	(0.00) [1]	(0.00) [1]
Total distributions to shareholders	(0.00) [1]	(0.00) [1]	(0.00) [1]	(0.01)	(0.01)	(0.01)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[2]	0.21%	0.02%	0.40%	1.33%	1.31%	0.79%
Ratios to average net assets (annualized)
Gross expenses	0.27%	0.27%	0.25%	0.27%	0.27%	0.28%
Net expenses	0.20%	0.12% [3]	0.20%	0.20%	0.20%	0.20%
Net investment income	0.40%	0.01%	0.38%	1.28%	1.31%	0.79%
Supplemental data
Net assets, end of period (000s omitted)	$402,016	$559,264	$632,040	$847,871	$593,961	$339,331

[1]	Amount is less than $0.005.
[2]	Returns for periods of less than one year are not annualized.
[3]	Ratio includes class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would have been 0.08% higher.
The accompanying notes are an integral part of these financial statements.

Retail Money Market Funds  |  25

Financial highlights
(For a share outstanding throughout each period)
		Year ended January 31
Service Class	Six months ended July 31, 2022 (unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [1]	0.00 [1]	0.00 [1]	0.01	0.01	0.01
Net realized gains (losses) on investments	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Total from investment operations	0.00 [1]	0.00 [1]	0.00 [1]	0.01	0.01	0.01
Distributions to shareholders from
Net investment income	(0.00) [1]	(0.00) [1]	(0.00) [1]	(0.01)	(0.01)	(0.01)
Net realized gains	0.00	(0.00) [1]	(0.00) [1]	(0.00) [1]	(0.00) [1]	(0.00) [1]
Total distributions to shareholders	(0.00) [1]	(0.00) [1]	(0.00) [1]	(0.01)	(0.01)	(0.01)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[2]	0.12%	0.02%	0.30%	1.08%	1.06%	0.54%
Ratios to average net assets (annualized)
Gross expenses	0.56%	0.56%	0.54%	0.56%	0.56%	0.58%
Net expenses	0.39% *	0.12% *	0.29% *	0.45%	0.45%	0.45%
Net investment income	0.24%	0.01%	0.28%	1.06%	1.05%	0.49%
Supplemental data
Net assets, end of period (000s omitted)	$65,633	$65,673	$64,183	$64,802	$65,682	$66,460

*	Ratio includes class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Six months ended July 31, 2022 (unaudited)	0.06%
Year ended January 31, 2022	0.33%
Year ended January 31, 2021	0.15%

[1]	Amount is less than $0.005.
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

26  |  Retail Money Market Funds

Notes to financial statements (unaudited)
1. ORGANIZATION
Allspring Funds Trust (the "Trust"), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring National Tax-Free Money Market Fund (the "Fund") which is a diversified series of the Trust.
Consistent with Rule 2a-7, the Board of Trustees of the Fund is permitted to impose a liquidity fee on redemptions from the Fund or a redemption gate (i.e., a suspension of the right to redeem) in the event that the Fund’s liquidity falls below required minimums because of market conditions or other factors. If the Fund’s weekly liquid assets (as defined in Rule 2a-7(34)) fall below 30% of the Fund’s total assets, the Board of Trustees is permitted, but not required, to: (i) impose a liquidity fee of no more than 2% of the amount redeemed; and/or (ii) impose a redemption gate. If the Fund’s weekly liquid assets fall below 10% of the Fund’s total assets, the Fund must impose, generally as of the beginning of the next business day, a liquidity fee of 1% of the amount redeemed unless the Board of Trustees determines that such a fee is not in the best interest of the Fund or determines that a lower or higher fee (subject to the 2% limit) is in the best interest of the Fund. Liquidity fees reduce the amount a shareholder receives upon redemption of its shares. The Fund retains any liquidity fees for the benefit of remaining shareholders. The Board of Trustees did not impose any liquidity fees and/or redemption gates during the six months ended July 31, 2022.
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.
Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC ("Allspring Funds Management"). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
Repurchase agreements
The Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Allspring Funds Management. Repurchase agreements are agreements where the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon time and price. The repurchase agreements must be fully collateralized based on values that are marked-to-market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price (including accrued interest). The repurchase agreements are collateralized by securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables

Retail Money Market Funds  |  27

Notes to financial statements (unaudited)
when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.
Distributions to shareholders
Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund's fiscal year end. Therefore, a portion of the Fund's distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund's tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of July 31, 2022, the cost of investments for federal income tax purposes is substantially the same as for financial reporting purposes.
Class allocations
The separate classes of shares offered by the Fund differ principally in shareholder servicing and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of July 31, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Closed end municipal bond fund obligations	$0	$ 15,000,000	$0	$ 15,000,000
Municipal obligations	0	552,298,138	0	552,298,138
Repurchase agreements	0	46,400,000	0	46,400,000
Total assets	$0	$613,698,138	$0	$613,698,138
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.

28  |  Retail Money Market Funds

Notes to financial statements (unaudited)
For the six months ended July 31, 2022, the Fund did not have any transfers into/out of Level 3.
4. TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $5 billion	0.150%
Next $5 billion	0.140
Next $5 billion	0.130
Next $85 billion	0.125
Over $100 billion	0.120
For the six months ended July 31, 2022, the management fee was equivalent to an annual rate of 0.15% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.05% and declining to 0.01% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.22%
Administrator Class	0.10
Premier Class	0.08
Service Class	0.12
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund.  When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses.  When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses.  Allspring Funds Management has contractually committed through May 31, 2023 to waive fees and/or reimburse expenses to the extent necessary to cap expenses.  Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. In addition to the contractual waivers and/or reimbursements, Allspring Funds Management also voluntarily waived certain class-level expenses during the six months ended

Retail Money Market Funds  |  29

Notes to financial statements (unaudited)
July 31, 2022 in order to maintain a positive yield.  These voluntary class-level waivers may be discontinued at any time.  As of July 31, 2022, the contractual expense caps are as follows:
Expense ratio caps
Class A	0.60%
Administrator Class	0.30
Premier Class	0.20
Service Class	0.45
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A and Service Class are charged a fee at an annual rate of 0.25% of the respective average daily net assets of each class. Administrator Class is charged a fee at an annual rate of 0.10% of its average daily net assets. A portion of these total shareholder servicing fees were paid to affiliates.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund had $343,671,000, $379,000,000 and $0 in interfund purchases, sales and net realized gains (losses), respectively, during the six months ended July 31, 2022.
5. INDEMNIFICATION
Under the Fund's organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
6. CORONAVIRUS (COVID-19) PANDEMIC
On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are affecting the entire global economy, individual companies and investment products, the funds, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may last for an extended period of time. COVID-19 has led to significant uncertainty and volatility in the financial markets.

30  |  Retail Money Market Funds

Other information (unaudited)
PROXY VOTING INFORMATION
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
PORTFOLIO HOLDINGS INFORMATION
The Fund files its complete schedule of portfolio holdings with the SEC each month on Form N-MFP. Shareholders may view the filed Form N-MFP by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

Retail Money Market Funds  |  31

Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 136 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019	Retired. Chairman of the Board of CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).	N/A
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

32  |  Retail Money Market Funds

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously taught at Cornell University from 1978 to 1993.	N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A
James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Board member of the Destination Medical Center Economic Development Agency, Rochester, Minnesota since 2019. Interim President of the McKnight Foundation from January to September 2020. McKnight Foundation Consultant, November 2020 to February 2021. Acting Commissioner, Minnesota Department of Human Services, July 2019 through September 2019. Consultant (part-time), Minnesota Department of Human Services, October 2019 through December 2019. Chief Operating Officer, Twin Cities Habitat for Humanity from 2017 to 2019. Vice President of University Services, University of Minnesota from 2012 to 2016. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2011 to 2012, Chairman of the Board from 2009 to 2012 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Executive Vice President of the Minnesota Wild Foundation from 2004 to 2008. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently Board Chair of the Minnesota Wild Foundation since 2010.	N/A
*  Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Retail Money Market Funds  |  33

Other information (unaudited)
Officers2
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	President, Chief Executive Officer and Director of Allspring Funds Management, LLC since 2017 and co-president of Galliard Capital Management, LLC, an affiliate of Allspring Funds Management, LLC, since 2019. Prior thereto, Head of Affiliated Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014. In addition, Mr. Owen was an Executive Vice President of Wells Fargo & Company from 2014 to 2021.
Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Fund Complex)	Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Kate McKinley (Born 1977)	Chief Legal Officer, since 2021	Chief Legal Officer of Allspring Global Investments since 2021. Prior thereto, held various roles at State Street Global Advisors beginning in 2010, including serving as Senior Vice President and General Counsel from 2019 to 2021, and Chief Operating Officer of the Institutional Client Group from 2016 - 2019. Prior to working at State Street Global Advisors served as Assistant General Counsel for Bank of America Corporation from 2005 to 2010 and as an Associate at WilmerHale from 2002 to 2005.
Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022	Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015 Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.
Matthew Prasse (Born 1983)	Secretary, since 2021	Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at Morgan, Lewis & Bockius LLP from 2008 to 2015.
1  The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at allspringglobal.com.
2  For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

34  |  Retail Money Market Funds

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund's website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call
1-800-222-8222 or visit the Fund's website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2022 Allspring Global Investments Holdings, LLC. All rights reserved.
PAR-0822-00645 09-22
SA309/SAR309 07-22

Semi-Annual Report
July 31, 2022
Government Money Market Funds
■	Allspring Treasury Plus Money Market Fund

The views expressed and any forward-looking statements are as of July 31, 2022, unless otherwise noted, and are those of the Fund's portfolio managers and/or Allspring Global Investments. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Allspring Global Investments disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

Government Money Market Funds  |  1

Letter to shareholders (unaudited)
Andrew Owen
President
Allspring Funds
Dear Shareholder:
We are pleased to offer you this semi-annual report for Allspring Treasury Plus Money Market Fund for the six-month period that ended July 31, 2022. Globally, stocks experienced heightened volatility through the period as the global economy faced multiple challenges. Bonds also had poor performance during a difficult period, with major fixed income indexes all down for the six-month period.
Earlier tailwinds provided by global stimulus programs, vaccination rollouts, and recovering consumer and corporate sentiment were more than offset by the highest rate of inflation in four decades, concerns about aggressive central bank rate hikes, more highly contagious COVID-19 variants, and the Russia-Ukraine war. The impact of already-significant supply chain disruptions was made worse by China’s COVID-19 lockdowns.
For the six-month period, U.S. large-cap stocks, non-U.S. developed market equities, and emerging market stocks had substantial losses. Returns from fixed income securities were negative in a period of high inflation and sharply rising interest rates. For the period, U.S. stocks, based on the S&P 500 Index,1 lost 7.81%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 returned -12.40%, while the MSCI Emerging Markets Index (Net) (USD)3 lost 16.24%. Among bond indexes, the Bloomberg U.S. Aggregate Bond Index4 returned -6.14%, the Bloomberg Global Aggregate ex-USD Index (unhedged)5 returned -13.18%, the Bloomberg Municipal Bond Index6 lost 3.95%, and the ICE BofA U.S. High Yield Index7 fell 6.27%.
Rising inflation, COVID, and the Russian invasion of Ukraine drove market performance.
The six-month period began with the Russian invasion of Ukraine, which dominated the financial world in February and March. Equity, bond, and commodities markets were shaken by fear, uncertainty, and an upending of demand-supply dynamics. Major global stock indexes were down in February, along with global bonds overall, with ongoing high levels of volatility in March along with mixed results that favored U.S. large-cap stocks. Prices of commodities spiked, including crude oil, natural gas, wheat, and precious metals, on elevated concerns of supply shortages. All of this fed already-high inflation concerns and added to expectations of more aggressive central bank interest rate hikes. Sweeping sanctions against Russia and corporate pullouts contributed to market volatility. Despite the geopolitical turmoil, the U.S. economic outlook remained largely unchanged, with a healthy job market and robust growth accompanying higher prices.
“ The six-month period began with the Russian invasion of Ukraine, which dominated the financial world in February and March. Equity, bond, and commodities markets were shaken by fear, uncertainty, and an upending of demand-supply dynamics.”

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
[3]	The MSCI Emerging Markets (EM) Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market performance of emerging markets. You cannot invest directly in an index.
[4]	The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.-dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
[5]	The Bloomberg Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.
[6]	The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
[7]	The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2022. ICE Data Indices, LLC. All rights reserved.

2  |  Government Money Market Funds

Letter to shareholders (unaudited)
In April, market volatility continued, with deepening losses across major capital markets, as both the S&P 500 and MSCI ACWI (Net)1 fell 8% or more for the month. The Chinese economy struggled through a strict lockdown as the government tried to contain a major COVID-19 outbreak, creating a global ripple effect that compounded existing supply shortages. This was exacerbated by the impact of the Russia-Ukraine war on global commodities. Meanwhile, U.S. annual inflation raged at 8.5%, its highest level since 1981, and investors braced themselves for aggressive U.S. Federal Reserve (Fed) monetary tightening moves.
Market volatility continued in May, although markets recovered ground late in the month. Value stocks continued to outperform growth stocks. The concerns that had dominated markets for months continued, including high inflation and geopolitical tensions that exacerbated high crude oil, gasoline, and food prices. In response, the Fed raised the federal funds rate by 0.50%, with broad expectations of multiple rate hikes to come. Meanwhile, highly contagious COVID-19 variants persisted. However, labor markets in the U.S., the U.K., and Europe remained strong. The U.S. recorded a 3.6% unemployment rate, although labor market participation remained low. U.S. retail sales for April, released in May, indicated a fourth consecutive monthly increase, reflecting continued consumer resilience.
A historically bad year in financial markets continued in June, with stocks posting further losses en route to their worst first half of a year in 50 years. Bonds didn’t fare much better. Driving the losses were the same factors that have been at play: rising global inflation and fears of recession as central banks increase rates to try to curb inflation, which climbed above 9% in June in the U.S. The Fed raised its short-term rate by another 0.75% in June, ending the month at a 1.50%–1.75% range. Meanwhile, U.S. economic data remained relatively robust as the U.S. unemployment rate held steady at 3.6% and the housing market was only marginally affected, so far, by sharply higher mortgage rates.
Markets rebounded in July, led by U.S. stocks. While evidence began to point to an economic slowdown, and possibly a recession after two consecutive quarters of negative GDP growth, the U.S. labor market remained surprisingly robust: July nonfarm payrolls grew by more than 500,000 and U.S. unemployment dipped to 3.5%. Meanwhile, crude oil and retail gasoline prices, major contributors to recent overall inflation, fell substantially from earlier highs. And while U.S. housing market data indicated a continued rise in home prices, home sales fell as houses became less affordable with mortgage rates at a 13-year high. The Fed raised rates another 0.75% in July and forecasts pointed to continued rate increases.
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Allspring Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Thank you for choosing to invest with Allspring Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,
Andrew Owen
President
Allspring Funds
“ A historically bad year in financial markets continued in June, with stocks posting further losses en route to their worst first half of a year in 50 years.”

For further information about your fund, contact your investment professional, visit our website at allspringglobal.com, or call us directly at 1-800-222-8222.

[1]	The MSCI ACWI (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets. You cannot invest directly in an index.

Government Money Market Funds  |  3

Letter to shareholders (unaudited)
Notice to Shareholders
Russia launched a large-scale invasion of Ukraine on February 24, 2022. As a result of this military action, the United States and many other countries have instituted various economic sanctions against Russian and Belarus individuals and entities. The situation has led to increased financial market volatility and has had severe adverse effects on regional and global economic markets, including the markets for certain securities and commodities, such as oil and natural gas. The extent and duration of the military action, resulting sanctions imposed, other punitive action taken and the resulting market disruptions cannot be easily predicted.
Our solidarity and support goes out to our impacted employees and the people affected in Ukraine and their families. Allspring has a dedicated team of investment professionals actively monitoring the situation for any new developments and the potential impact to our clients and investment products. As the situation remains fluid, we are focused on the assessment of risks, valuation, and liquidity of impacted securities. Please visit our website at allspringglobal.com and click on “Russia-Ukraine Updates” for further information.

4  |  Government Money Market Funds

This page is intentionally left blank.

Performance highlights (unaudited)
Investment objective	The Fund seeks current income, while preserving capital and liquidity.
Manager	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio managers	Michael C. Bird, CFA®‡, Jeffrey L. Weaver, CFA®‡, Laurie White

Average annual total returns (%) as of July 31, 2022
					Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	Gross	Net [2]
Class A (PIVXX)	7-28-2003	0.15	0.69	0.36	0.61	0.60
Administrator Class (WTPXX)	3-31-2008	0.22	0.85	0.46	0.34	0.34
Institutional Class (PISXX)	8-11-1995	0.27	0.94	0.52	0.22	0.20
Select Class (WTLXX)[3]	3-15-2019	0.29	0.96	0.53	0.18	0.14
Service Class (PRVXX)	10-1-1985	0.19	0.78	0.42	0.51	0.45
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment returns will fluctuate. The Fund’s yield figures more closely reflect the current earnings of the Fund than the total return figures. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Money market funds are sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to an investment in the Fund and are described in the Fund’s current prospectus.
For government money market funds: You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[1]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.
[2]	The manager has contractually committed through May 31, 2023, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.60% for Class A, 0.34% for Administrator Class, 0.20% for Institutional Class, 0.14% for Select Class and 0.45% for Service Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. The manager and/or its affiliates may also voluntarily waive all or a portion of any fees to which they are entitled and/or reimburse certain expenses as they may determine from time to time. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.
[3]	Historical performance shown for the Select Class shares prior to their inception reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to the Institutional Class shares. If these expenses had not been included, returns for the Select Class shares would be higher.

Yield summary (%) as of July 31, 2022
	Class A	Administrator Class	Institutional Class	Select Class	Service Class
7-day current yield[1]	1.26	1.52	1.66	1.72	1.41
7-day compound yield	1.27	1.53	1.68	1.74	1.42
30-day simple yield	1.00	1.26	1.40	1.46	1.15

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

6  |  Government Money Market Funds

Performance highlights (unaudited)
Yield summary (%) as of July 31, 2022
	Class A	Administrator Class	Institutional Class	Select Class	Service Class
30-day compound yield	1.00	1.26	1.41	1.47	1.15

[1]	The manager has contractually committed through May 31, 2023, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses and may also voluntarily waive or reimburse additional fees and expenses which may be discontinued or modified at any time without notice. Without these reductions, the Fund’s 7-day current yield would have been 1.25%, 1.52%, 1.64%, 1.68% and 1.35% for Class A, Administrator Class, Institutional Class, Select Class and Service Class, respectively.

Government Money Market Funds  |  7

Performance highlights (unaudited)
Portfolio composition as of July 31, 2022[1]
[1]	Figures represent the percentage of the Fund's total investments. These amounts are subject to change and may have changed since the date specified.

Effective maturity distribution as of July 31, 2022[1]
[1]	Figures represent the percentage of the Fund's total investments. These amounts are subject to change and may have changed since the date specified.

Weighted average maturity as of July 31, 2022[1]
22 days
[1]	Weighted Average Maturity (WAM): WAM is an average of the effective maturities of all securities held in the portfolio, weighted by each security’s percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. WAM calculations allow for the maturities of certain securities with demand features or periodic interest rate resets to be shortened. WAM is a way to measure a fund’s sensitivity to potential interest rate changes. WAM is subject to change and may have changed since the date specified.

Weighted average life as of July 31, 2022[1]
82 days
[1]	Weighted Average Life (WAL): WAL is an average of the final maturities of all securities held in the portfolio, weighted by their percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. In contrast to WAM, the calculation of WAL allows for the maturities of certain securities with demand features to be shortened, but not the periodic interest rate resets. WAL is a way to measure a fund’s potential sensitivity to credit spread changes. WAL is subject to change and may have changed since the date specified.

8  |  Government Money Market Funds

Fund expenses (unaudited)
As a shareholder of the Fund, you incur ongoing costs including management fees, shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from February 1, 2022 to July 31, 2022.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning account value 2-1-2022	Ending account value 7-31-2022	Expenses paid during the period[1]	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,001.45	$2.03	0.41%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.76	$2.06	0.41%
Administrator Class
Actual	$1,000.00	$1,002.13	$1.14	0.23%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.65	$1.15	0.23%
Institutional Class
Actual	$1,000.00	$1,002.65	$0.89	0.18%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.90	$0.90	0.18%
Select Class
Actual	$1,000.00	$1,002.87	$0.65	0.13%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.15	$0.65	0.13%
Service Class
Actual	$1,000.00	$1,001.81	$1.74	0.35%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.06	$1.76	0.35%
1 Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half-year period).

Government Money Market Funds  |  9

Portfolio of investments—July 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Repurchase agreements^^: 62.38%
ANZ Bank New Zealand Limited, dated 7-29-2022, maturity value $50,009,185 (01)	2.30%	8-1-2022	$ 49,999,602	$ 49,999,602
Bank of America, dated 7-29-2022, maturity value $100,018,333 (02)	2.20	8-1-2022	100,000,000	100,000,000
Bank of New York Mellon Corporation, dated 7-29-2022, maturity value $500,095,833 (03)	2.30	8-1-2022	500,000,000	500,000,000
Barclays Bank plc, dated 7-29-2022, maturity value $872,167,133 (04)	2.30	8-1-2022	872,000,000	872,000,000
Citigroup Global Markets Incorporated, dated 7-29-2022, maturity value $100,419,243 (05)	2.30	8-1-2022	100,400,000	100,400,000
Citigroup Global Markets Incorporated, dated 7-29-2022, maturity value $250,111,806 (06)	2.30	8-4-2022	250,000,000	250,000,000
Federal Reserve Bank of New York, dated 7-29-2022, maturity value $8,201,571,667 (07)	2.30	8-1-2022	8,200,000,000	8,200,000,000
ING Financial Markets LLC, dated 7-29-2022, maturity value $500,101,291 (08)	2.30	8-1-2022	500,005,457	500,005,457
MUFG Securities Canada Limited, dated 7-29-2022, maturity value $750,143,750 (09)	2.30	8-1-2022	750,000,000	750,000,000
RBS Securities Incorporated, dated 7-29-2022, maturity value $400,076,667 (10)	2.30	8-1-2022	400,000,000	400,000,000
Standard Chartered Bank, dated 7-29-2022, maturity value $100,019,167 (11)	2.30	8-1-2022	100,000,000	100,000,000
Standard Chartered Bank, dated 7-29-2022, maturity value $497,778,001 (12)	2.30	8-1-2022	497,682,612	497,682,612
Total Repurchase agreements (Cost $12,320,087,671)				12,320,087,671
U.S. Treasury securities: 33.03%
U.S. Treasury Bill ☼	0.11	10-6-2022	320,000,000	319,751,180
U.S. Treasury Bill ☼	0.16	11-3-2022	100,000,000	99,958,222
U.S. Treasury Bill ☼	0.39	12-29-2022	20,000,000	19,967,500
U.S. Treasury Bill ☼	0.62	1-26-2023	10,000,000	9,969,443
U.S. Treasury Bill ☼	0.97	8-16-2022	100,000,000	99,959,792
U.S. Treasury Bill ☼	1.18	9-8-2022	56,000,000	55,981,000
U.S. Treasury Bill ☼	1.65	9-22-2022	15,000,000	14,981,128
U.S. Treasury Bill ☼	1.83	8-23-2022	50,000,000	49,966,939
U.S. Treasury Bill ☼	1.86	10-13-2022	100,000,000	99,750,837
U.S. Treasury Bill ☼	2.18	10-20-2022	50,000,000	49,860,222
U.S. Treasury Bill ☼	2.20	12-15-2022	50,000,000	49,589,639
U.S. Treasury Note	0.13	8-31-2022	100,000,000	100,002,762
U.S. Treasury Note	0.13	9-30-2022	158,000,000	158,008,575
U.S. Treasury Note	0.13	10-31-2022	317,850,000	317,864,327
U.S. Treasury Note ##	0.13	11-30-2022	152,000,000	151,971,100
U.S. Treasury Note	0.13	12-31-2022	90,000,000	89,922,790
U.S. Treasury Note	0.13	2-28-2023	20,000,000	19,867,021
U.S. Treasury Note	0.13	4-30-2023	205,000,000	201,948,047
U.S. Treasury Note	0.13	5-15-2023	160,000,000	157,307,895
U.S. Treasury Note	0.13	6-30-2023	30,000,000	29,453,276
U.S. Treasury Note	0.25	4-15-2023	110,000,000	108,507,195
U.S. Treasury Note	1.38	10-15-2022	167,000,000	167,422,887
U.S. Treasury Note	1.38	2-15-2023	30,000,000	29,965,533
U.S. Treasury Note	1.38	6-30-2023	20,000,000	19,813,396
U.S. Treasury Note	1.50	8-15-2022	30,000,000	30,016,318
U.S. Treasury Note	1.50	9-15-2022	50,000,000	50,086,408
U.S. Treasury Note	1.50	1-15-2023	30,000,000	29,990,353
The accompanying notes are an integral part of these financial statements.

10  |  Government Money Market Funds

Portfolio of investments—July 31, 2022 (unaudited)

		Interest rate	Maturity date	Principal	Value
U.S. Treasury securities (continued)
U.S. Treasury Note		1.63%	8-15-2022	$ 40,000,000	$ 40,023,674
U.S. Treasury Note		1.63	8-31-2022	95,000,000	95,117,892
U.S. Treasury Note		1.63	11-15-2022	70,600,000	70,811,914
U.S. Treasury Note		1.75	9-30-2022	80,000,000	80,216,964
U.S. Treasury Note		1.75	1-31-2023	15,000,000	15,012,559
U.S. Treasury Note		1.75	5-15-2023	80,000,000	79,752,931
U.S. Treasury Note		1.88	8-31-2022	47,000,000	47,068,025
U.S. Treasury Note		1.88	9-30-2022	83,000,000	83,242,383
U.S. Treasury Note		2.00	10-31-2022	45,000,000	45,205,462
U.S. Treasury Note		2.00	11-30-2022	65,000,000	65,335,903
U.S. Treasury Note		2.13	12-31-2022	40,000,000	40,298,362
U.S. Treasury Note (U.S. Treasury 3 Month Bill Money Market Yield -0.08%) ±		2.46	4-30-2024	360,000,000	359,614,267
U.S. Treasury Note		2.50	3-31-2023	15,000,000	15,084,920
U.S. Treasury Note (U.S. Treasury 3 Month Bill Money Market Yield -0.02%) ±		2.52	1-31-2024	290,000,000	290,168,926
U.S. Treasury Note (U.S. Treasury 3 Month Bill Money Market Yield +0.04%) ±%%		2.54	7-31-2024	130,000,000	129,999,940
U.S. Treasury Note (U.S. Treasury 3 Month Bill Money Market Yield +0.03%) ±		2.57	4-30-2023	640,000,000	640,013,289
U.S. Treasury Note (U.S. Treasury 3 Month Bill Money Market Yield +0.03%) ±		2.57	7-31-2023	520,000,000	520,011,213
U.S. Treasury Note (U.S. Treasury 3 Month Bill Money Market Yield +0.04%) ±		2.57	10-31-2023	520,000,000	520,010,116
U.S. Treasury Note (U.S. Treasury 3 Month Bill Money Market Yield +0.06%) ±		2.59	10-31-2022	570,000,000	569,997,324
U.S. Treasury Note (U.S. Treasury 3 Month Bill Money Market Yield +0.05%) ±		2.59	1-31-2023	255,000,000	255,030,680
U.S. Treasury Note		2.63	2-28-2023	30,000,000	30,157,228
Total U.S. Treasury securities (Cost $6,524,057,757)					6,524,057,757
Total investments in securities (Cost $18,844,145,428)	95.41%				18,844,145,428
Other assets and liabilities, net	4.59				906,602,739
Total net assets	100.00%				$19,750,748,167

^^	Collateralized by:
(01) U.S. government securities, 0.75% to 3.13%, 4-30-2025 to 11-15-2051, fair value including accrued interest is $50,755,958.
(02) U.S. government securities, 1.88% to 6.25%, 8-15-2023 to 8-15-2047, fair value including accrued interest is $102,000,018.
(03) U.S. government securities, 2.88% to 3.25%, 6-30-2027 to 5-15-2032, fair value including accrued interest is $510,000,087.
(04) U.S. government securities, 0.00% to 7.63%, 7-31-2022 to 2-15-2052, fair value including accrued interest is $889,440,052.
(05) U.S. government securities, 1.13% to 4.75%, 5-15-2040 to 2-15-2041, fair value including accrued interest is $102,408,042.
(06) U.S. government securities, 1.38% to 4.75%, 8-15-2040 to 5-15-2041, fair value including accrued interest is $255,000,055.
(07) U.S. government securities, 2.38% to 4.75%, 5-15-2029 to 11-15-2045, fair value including accrued interest is $8,201,571,676.
(08) U.S. government securities, 0.38% to 1.50%, 1-31-2026 to 2-15-2030, fair value including accrued interest is $510,005,566.
(09) U.S. government securities, 0.13% to 3.13%, 9-30-2022 to 11-15-2031, fair value including accrued interest is $765,000,000.
(10) U.S. government securities, 0.00%, 8-15-2022 to 2-15-2052, fair value is $408,000,019.
(11) U.S. government securities, 0.13% to 3.63%, 2-15-2022 to 11-15-2051, fair value including accrued interest is $102,000,088.
(12) U.S. government securities, 0.25% to 4.63%, 5-31-2028 to 2-15-2050, fair value including accrued interest is $507,839,400.
##	All or a portion of this security is segregated for when-issued securities.
±	Variable rate investment. The rate shown is the rate in effect at period end.
☼	Zero coupon security. The rate represents the current yield to maturity.
%%	The security is purchased on a when-issued basis.
The accompanying notes are an integral part of these financial statements.

Government Money Market Funds  |  11

Statement of assets and liabilities—July 31, 2022 (unaudited)

Assets
Investments in unaffiliated securities, at amortized cost	$ 6,524,057,757
Investments in repurchase agreements, at amortized cost	12,320,087,671
Cash	116,946
Receivable for investments sold	1,030,000,000
Receivable for interest	25,197,529
Receivable for Fund shares sold	4,255,360
Prepaid expenses and other assets	1,194,828
Total assets	19,904,910,091
Liabilities
Payable for when-issued transactions	130,009,232
Dividends payable	15,965,527
Payable for Fund shares redeemed	4,025,376
Management fee payable	1,869,111
Administration fees payable	1,572,406
Accrued expenses and other liabilities	720,272
Total liabilities	154,161,924
Total net assets	$19,750,748,167
Net assets consist of
Paid-in capital	$ 19,751,200,916
Total distributable loss	(452,749)
Total net assets	$19,750,748,167
Computation of net asset value per share
Net assets – Class A	$ 1,821,891,696
Shares outstanding – Class A1	1,821,746,076
Net asset value per share – Class A	$1.00
Net assets – Administrator Class	$ 21,464,922
Shares outstanding – Administrator Class[1]	21,463,667
Net asset value per share – Administrator Class	$1.00
Net assets – Institutional Class	$ 13,032,351,204
Shares outstanding – Institutional Class[1]	13,031,418,598
Net asset value per share – Institutional Class	$1.00
Net assets – Select Class	$ 3,492,291,284
Shares outstanding – Select Class[1]	3,491,819,127
Net asset value per share – Select Class	$1.00
Net assets – Service Class	$ 1,382,749,061
Shares outstanding – Service Class[1]	1,382,634,850
Net asset value per share – Service Class	$1.00
[1]	The Fund has an unlimited number of authorized shares.
The accompanying notes are an integral part of these financial statements.

12  |  Government Money Market Funds

Statement of operations—six months ended July 31, 2022 (unaudited)

Investment income
Interest	$ 75,750,450
Expenses
Management fee	14,675,078
Administration fees
Class A	2,336,624
Administrator Class	27,518
Institutional Class	5,426,704
Select Class	892,092
Service Class	893,076
Shareholder servicing fees
Class A	2,655,255
Administrator Class	27,518
Service Class	1,860,575
Custody and accounting fees	512,503
Professional fees	31,875
Registration fees	259,955
Shareholder report expenses	21,947
Trustees’ fees and expenses	10,165
Other fees and expenses	174,401
Total expenses	29,805,286
Less: Fee waivers and/or expense reimbursements
Fund-level	(5,912,090)
Class A	(1,067,163)
Administrator Class	(15,700)
Service Class	(626,323)
Net expenses	22,184,010
Net investment income	53,566,440
Net realized losses on investments	(200,533)
Net increase in net assets resulting from operations	$53,365,907
The accompanying notes are an integral part of these financial statements.

Government Money Market Funds  |  13

Statement of changes in net assets

	Six months ended July 31, 2022 (unaudited)		Year ended January 31, 2022
Operations
Net investment income		$ 53,566,440		$ 2,331,198
Net realized gains (losses) on investments		(200,533)		78,655
Net increase in net assets resulting from operations		53,365,907		2,409,853
Distributions to shareholders from
Net investment income and net realized gains
Class A		(2,835,932)		(214,632)
Administrator Class		(57,300)		(9,840)
Institutional Class		(35,748,203)		(1,626,052)
Select Class		(12,214,501)		(469,032)
Service Class		(2,710,505)		(153,404)
Total distributions to shareholders		(53,566,441)		(2,472,960)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	8,982,634,919	8,982,634,919	17,292,778,758	17,292,778,758
Administrator Class	6,398,645	6,398,645	301,493,085	301,493,085
Institutional Class	35,950,780,708	35,950,780,708	78,183,860,257	78,183,860,257
Select Class	85,963,207,250	85,963,207,250	158,221,246,956	158,221,246,956
Service Class	6,935,602,768	6,935,602,768	8,837,003,941	8,837,003,941
		137,838,624,290		262,836,382,997
Reinvestment of distributions
Class A	866,724	866,724	102,289	102,289
Administrator Class	57,300	57,300	9,834	9,834
Institutional Class	10,180,333	10,180,333	513,020	513,020
Select Class	5,989,017	5,989,017	321,522	321,522
Service Class	693,772	693,772	31,358	31,358
		17,787,146		978,023
Payment for shares redeemed
Class A	(9,583,082,057)	(9,583,082,057)	(16,408,606,695)	(16,408,606,695)
Administrator Class	(102,540,003)	(102,540,003)	(327,688,424)	(327,688,424)
Institutional Class	(37,913,082,190)	(37,913,082,190)	(79,078,616,429)	(79,078,616,429)
Select Class	(86,837,623,829)	(86,837,623,829)	(156,979,444,837)	(156,979,444,837)
Service Class	(6,960,068,900)	(6,960,068,900)	(8,846,695,273)	(8,846,695,273)
		(141,396,396,979)		(261,641,051,658)
Net increase (decrease) in net assets resulting from capital share transactions		(3,539,985,543)		1,196,309,362
Total increase (decrease) in net assets		(3,540,186,077)		1,196,246,255
Net assets
Beginning of period		23,290,934,244		22,094,687,989
End of period		$ 19,750,748,167		$ 23,290,934,244
The accompanying notes are an integral part of these financial statements.

14  |  Government Money Market Funds

Financial highlights
(For a share outstanding throughout each period)
		Year ended January 31
Class A	Six months ended July 31, 2022 (unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [1]	0.00 [1]	0.00 [1]	0.02	0.01	0.00 [1]
Net realized gains (losses) on investments	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Total from investment operations	0.00 [1]	0.00 [1]	0.00 [1]	0.02	0.01	0.00 [1]
Distributions to shareholders from
Net investment income	(0.00) [1]	(0.00) [1]	(0.00) [1]	(0.02)	(0.01)	(0.00) [1]
Net realized gains	0.00	(0.00) [1]	0.00	(0.00) [1]	(0.00) [1]	(0.00) [1]
Total distributions to shareholders	(0.00) [1]	(0.00) [1]	(0.00) [1]	(0.02)	(0.01)	(0.00) [1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[2]	0.14%	0.01%	0.12%	1.56%	1.37%	0.38%
Ratios to average net assets (annualized)
Gross expenses	0.61%	0.61%	0.61%	0.61%	0.61%	0.62%
Net expenses	0.41% *	0.06% *	0.25% *	0.60%	0.60%	0.61%
Net investment income	0.27%	0.01%	0.11%	1.53%	1.36%	0.38%
Supplemental data
Net assets, end of period (000s omitted)	$1,821,892	$2,421,542	$1,537,192	$1,379,059	$1,202,749	$1,291,723

*	Ratio includes class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Six months ended July 31, 2022 (unaudited)	0.19%
Year ended January 31, 2022	0.54%
Year ended January 31, 2021	0.35%

[1]	Amount is less than $0.005.
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Government Money Market Funds  |  15

Financial highlights
(For a share outstanding throughout each period)
		Year ended January 31
Administrator Class	Six months ended July 31, 2022 (unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [1]	0.00 [1]	0.00 [1]	0.02	0.02	0.01
Net realized gains (losses) on investments	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Total from investment operations	0.00 [1]	0.00 [1]	0.00 [1]	0.02	0.02	0.01
Distributions to shareholders from
Net investment income	(0.00) [1]	(0.00) [1]	(0.00) [1]	(0.02)	(0.02)	(0.01)
Net realized gains	0.00	(0.00) [1]	0.00	(0.00) [1]	(0.00) [1]	(0.00) [1]
Total distributions to shareholders	(0.00) [1]	(0.00) [1]	(0.00) [1]	(0.02)	(0.02)	(0.01)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[2]	0.21%	0.01%	0.16%	1.83%	1.63%	0.65%
Ratios to average net assets (annualized)
Gross expenses	0.34%	0.34%	0.34%	0.34%	0.35%	0.35%
Net expenses	0.23% *	0.06% *	0.24% *	0.34%	0.35%	0.35%
Net investment income	0.21%	0.01%	0.16%	1.84%	1.48%	0.61%
Supplemental data
Net assets, end of period (000s omitted)	$21,465	$117,556	$143,745	$137,102	$101,340	$142,198

*	Ratio includes class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Six months ended July 31, 2022 (unaudited)	0.11%
Year ended January 31, 2022	0.28%
Year ended January 31, 2021	0.10%

[1]	Amount is less than $0.005.
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

16  |  Government Money Market Funds

Financial highlights
(For a share outstanding throughout each period)
		Year ended January 31
Institutional Class	Six months ended July 31, 2022 (unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [1]	0.00 [1]	0.00 [1]	0.02	0.02	0.01
Net realized gains (losses) on investments	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Total from investment operations	0.00 [1]	0.00 [1]	0.00 [1]	0.02	0.02	0.01
Distributions to shareholders from
Net investment income	(0.00) [1]	(0.00) [1]	(0.00) [1]	(0.02)	(0.02)	(0.01)
Net realized gains	0.00	(0.00) [1]	0.00	(0.00) [1]	(0.00) [1]	(0.00) [1]
Total distributions to shareholders	(0.00) [1]	(0.00) [1]	(0.00) [1]	(0.02)	(0.02)	(0.01)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[2]	0.26%	0.01%	0.21%	1.97%	1.78%	0.79%
Ratios to average net assets (annualized)
Gross expenses	0.22%	0.22%	0.22%	0.22%	0.22%	0.23%
Net expenses	0.18% *	0.06% *	0.18% *	0.20%	0.20%	0.20%
Net investment income	0.53%	0.01%	0.16%	1.95%	1.77%	0.81%
Supplemental data
Net assets, end of period (000s omitted)	$13,032,351	$14,984,670	$15,879,274	$11,295,226	$12,466,864	$13,085,244

*	Ratio includes class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Six months ended July 31, 2022 (unaudited)	0.02%
Year ended January 31, 2022	0.14%
Year ended January 31, 2021	0.02%

[1]	Amount is less than $0.005.
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Government Money Market Funds  |  17

Financial highlights
(For a share outstanding throughout each period)
		Year ended January 31
Select Class	Six months ended July 31, 2022 (unaudited)	2022	2021	2020 [1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]	0.00 [2]	0.02
Net realized gains (losses) on investments	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.02
Distributions to shareholders from
Net investment income	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.02)
Net realized gains	0.00	(0.00) [2]	0.00	(0.00) [2]
Total distributions to shareholders	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.02)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.29%	0.01%	0.24%	1.74%
Ratios to average net assets (annualized)
Gross expenses	0.18%	0.18%	0.18%	0.18%
Net expenses	0.13% *	0.06% *	0.14%	0.14%
Net investment income	0.55%	0.01%	0.09%	1.81%
Supplemental data
Net assets, end of period (000s omitted)	$3,492,291	$4,360,652	$3,118,274	$691,825

*	Ratio includes class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Six months ended July 31, 2022 (unaudited)	0.01%
Year ended January 31, 2022	0.08%

[1]	For the period from March 15, 2019 (commencement of class operations) to January 31, 2020
[2]	Amount is less than $0.005.
[3]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

18  |  Government Money Market Funds

Financial highlights
(For a share outstanding throughout each period)
		Year ended January 31
Service Class	Six months ended July 31, 2022 (unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [1]	0.00 [1]	0.00 [1]	0.02	0.02	0.01
Net realized gains (losses) on investments	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Total from investment operations	0.00 [1]	0.00 [1]	0.00 [1]	0.02	0.02	0.01
Distributions to shareholders from
Net investment income	(0.00) [1]	(0.00) [1]	(0.00) [1]	(0.02)	(0.02)	(0.01)
Net realized gains	0.00	(0.00) [1]	0.00	(0.00) [1]	(0.00) [1]	(0.00) [1]
Total distributions to shareholders	(0.00) [1]	(0.00) [1]	(0.00) [1]	(0.02)	(0.02)	(0.01)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[2]	0.18%	0.01%	0.14%	1.72%	1.53%	0.54%
Ratios to average net assets (annualized)
Gross expenses	0.51%	0.51%	0.51%	0.51%	0.51%	0.52%
Net expenses	0.35% *	0.06% *	0.23% *	0.45%	0.45%	0.45%
Net investment income	0.36%	0.01%	0.12%	1.71%	1.51%	0.54%
Supplemental data
Net assets, end of period (000s omitted)	$1,382,749	$1,406,514	$1,416,203	$1,168,901	$1,431,420	$1,459,295

*	Ratio includes class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Six months ended July 31, 2022 (unaudited)	0.10%
Year ended January 31, 2022	0.39%
Year ended January 31, 2021	0.22%

[1]	Amount is less than $0.005.
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Government Money Market Funds  |  19

Notes to financial statements (unaudited)
1. ORGANIZATION
Allspring Funds Trust (the "Trust"), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Treasury Plus Money Market Fund (the "Fund") which is a diversified series of the Trust.
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.
Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC ("Allspring Funds Management"). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
Repurchase agreements
The Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Allspring Funds Management. Repurchase agreements are agreements where the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon time and price. The repurchase agreements must be fully collateralized based on values that are marked-to-market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price (including accrued interest). The repurchase agreements are collateralized by securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund's commitment to purchase when-issued securities. Securities purchased on a when-issued basis are valued using amortized cost which approximates market value and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

20  |  Government Money Market Funds

Notes to financial statements (unaudited)
Distributions to shareholders
Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund's fiscal year end. Therefore, a portion of the Fund's distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund's tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of July 31, 2022, the cost of investments for federal income tax purposes is substantially the same as for financial reporting purposes.
Class allocations
The separate classes of shares offered by the Fund differ principally in shareholder servicing and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of July 31, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Repurchase agreements	$0	$ 12,320,087,671	$0	$ 12,320,087,671
U.S. Treasury securities	0	6,524,057,757	0	6,524,057,757
Total assets	$0	$18,844,145,428	$0	$18,844,145,428
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the six months ended July 31, 2022, the Fund did not have any transfers into/out of Level 3.

Government Money Market Funds  |  21

Notes to financial statements (unaudited)
4. TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $5 billion	0.150%
Next $5 billion	0.140
Next $5 billion	0.130
Next $85 billion	0.125
Over $100 billion	0.120
For the six months ended July 31, 2022, the management fee was equivalent to an annual rate of 0.14% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.05% and declining to 0.01% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.22%
Administrator Class	0.10
Institutional Class	0.08
Select Class	0.04
Service Class	0.12
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund.  When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses.  When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses.  Allspring Funds Management has contractually committed through May 31, 2023 to waive fees and/or reimburse expenses to the extent necessary to cap expenses.  Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. In addition to the contractual waivers and/or reimbursements, Allspring Funds Management also voluntarily waived certain class-level expenses during the six months ended

22  |  Government Money Market Funds

Notes to financial statements (unaudited)
July 31, 2022 in order to maintain a positive yield.  These voluntary class-level waivers may be discontinued at any time.  As of July 31, 2022, the contractual expense caps are as follows:
Expense ratio caps
Class A	0.60%
Administrator Class	0.34
Institutional Class	0.20
Select Class	0.14
Service Class	0.45
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A and Service Class are charged a fee at an annual rate of 0.25% of the respective average daily net assets of each class. Administrator Class is charged a fee at an annual rate of 0.10% of its average daily net assets. A portion of these total shareholder servicing fees were paid to affiliates.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.
5. INDEMNIFICATION
Under the Fund's organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
6. CORONAVIRUS (COVID-19) PANDEMIC
On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are affecting the entire global economy, individual companies and investment products, the funds, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may last for an extended period of time. COVID-19 has led to significant uncertainty and volatility in the financial markets.

Government Money Market Funds  |  23

Other information (unaudited)
PROXY VOTING INFORMATION
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
PORTFOLIO HOLDINGS INFORMATION
The Fund files its complete schedule of portfolio holdings with the SEC each month on Form N-MFP. Shareholders may view the filed Form N-MFP by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

24  |  Government Money Market Funds

Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 136 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019	Retired. Chairman of the Board of CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).	N/A
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

Government Money Market Funds  |  25

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously taught at Cornell University from 1978 to 1993.	N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A
James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Board member of the Destination Medical Center Economic Development Agency, Rochester, Minnesota since 2019. Interim President of the McKnight Foundation from January to September 2020. McKnight Foundation Consultant, November 2020 to February 2021. Acting Commissioner, Minnesota Department of Human Services, July 2019 through September 2019. Consultant (part-time), Minnesota Department of Human Services, October 2019 through December 2019. Chief Operating Officer, Twin Cities Habitat for Humanity from 2017 to 2019. Vice President of University Services, University of Minnesota from 2012 to 2016. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2011 to 2012, Chairman of the Board from 2009 to 2012 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Executive Vice President of the Minnesota Wild Foundation from 2004 to 2008. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently Board Chair of the Minnesota Wild Foundation since 2010.	N/A
*  Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

26  |  Government Money Market Funds

Other information (unaudited)
Officers2
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	President, Chief Executive Officer and Director of Allspring Funds Management, LLC since 2017 and co-president of Galliard Capital Management, LLC, an affiliate of Allspring Funds Management, LLC, since 2019. Prior thereto, Head of Affiliated Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014. In addition, Mr. Owen was an Executive Vice President of Wells Fargo & Company from 2014 to 2021.
Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Fund Complex)	Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Kate McKinley (Born 1977)	Chief Legal Officer, since 2021	Chief Legal Officer of Allspring Global Investments since 2021. Prior thereto, held various roles at State Street Global Advisors beginning in 2010, including serving as Senior Vice President and General Counsel from 2019 to 2021, and Chief Operating Officer of the Institutional Client Group from 2016 - 2019. Prior to working at State Street Global Advisors served as Assistant General Counsel for Bank of America Corporation from 2005 to 2010 and as an Associate at WilmerHale from 2002 to 2005.
Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022	Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015 Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.
Matthew Prasse (Born 1983)	Secretary, since 2021	Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at Morgan, Lewis & Bockius LLP from 2008 to 2015.
1  The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at allspringglobal.com.
2  For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

Government Money Market Funds  |  27

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund's website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call
1-800-222-8222 or visit the Fund's website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2022 Allspring Global Investments Holdings, LLC. All rights reserved.
PAR-0822-00647 09-22
SA314/SAR314 07-22

Semi-Annual Report
July 31, 2022
Government Money Market Funds
■	Allspring 100% Treasury Money Market Fund

The views expressed and any forward-looking statements are as of July 31, 2022, unless otherwise noted, and are those of the Fund's portfolio managers and/or Allspring Global Investments. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Allspring Global Investments disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

Government Money Market Funds  |  1

Letter to shareholders (unaudited)
Andrew Owen
President
Allspring Funds
Dear Shareholder:
We are pleased to offer you this semi-annual report for Allspring 100% Treasury Money Market Fund for the six-month period that ended July 31, 2022. Globally, stocks experienced heightened volatility through the period as the global economy faced multiple challenges. Bonds also had poor performance during a difficult period, with major fixed income indexes all down for the six-month period.
Earlier tailwinds provided by global stimulus programs, vaccination rollouts, and recovering consumer and corporate sentiment were more than offset by the highest rate of inflation in four decades, concerns about aggressive central bank rate hikes, more highly contagious COVID-19 variants, and the Russia-Ukraine war. The impact of already-significant supply chain disruptions was made worse by China’s COVID-19 lockdowns.
For the six-month period, U.S. large-cap stocks, non-U.S. developed market equities, and emerging market stocks had substantial losses. Returns from fixed income securities were negative in a period of high inflation and sharply rising interest rates. For the period, U.S. stocks, based on the S&P 500 Index,1 lost 7.81%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 returned -12.40%, while the MSCI Emerging Markets Index (Net) (USD)3 lost 16.24%. Among bond indexes, the Bloomberg U.S. Aggregate Bond Index4 returned -6.14%, the Bloomberg Global Aggregate ex-USD Index (unhedged)5 returned -13.18%, the Bloomberg Municipal Bond Index6 lost 3.95%, and the ICE BofA U.S. High Yield Index7 fell 6.27%.
Rising inflation, COVID, and the Russian invasion of Ukraine drove market performance.
The six-month period began with the Russian invasion of Ukraine, which dominated the financial world in February and March. Equity, bond, and commodities markets were shaken by fear, uncertainty, and an upending of demand-supply dynamics. Major global stock indexes were down in February, along with global bonds overall, with ongoing high levels of volatility in March along with mixed results that favored U.S. large-cap stocks. Prices of commodities spiked, including crude oil, natural gas, wheat, and precious metals, on elevated concerns of supply shortages. All of this fed already-high inflation concerns and added to expectations of more aggressive central bank interest rate hikes. Sweeping sanctions against Russia and corporate pullouts contributed to market volatility. Despite the geopolitical turmoil, the U.S. economic outlook remained largely unchanged, with a healthy job market and robust growth accompanying higher prices.
“ The six-month period began with the Russian invasion of Ukraine, which dominated the financial world in February and March. Equity, bond, and commodities markets were shaken by fear, uncertainty, and an upending of demand-supply dynamics.”

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
[3]	The MSCI Emerging Markets (EM) Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market performance of emerging markets. You cannot invest directly in an index.
[4]	The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.-dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
[5]	The Bloomberg Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.
[6]	The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
[7]	The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2022. ICE Data Indices, LLC. All rights reserved.

2  |  Government Money Market Funds

Letter to shareholders (unaudited)
In April, market volatility continued, with deepening losses across major capital markets, as both the S&P 500 and MSCI ACWI (Net)1 fell 8% or more for the month. The Chinese economy struggled through a strict lockdown as the government tried to contain a major COVID-19 outbreak, creating a global ripple effect that compounded existing supply shortages. This was exacerbated by the impact of the Russia-Ukraine war on global commodities. Meanwhile, U.S. annual inflation raged at 8.5%, its highest level since 1981, and investors braced themselves for aggressive U.S. Federal Reserve (Fed) monetary tightening moves.
Market volatility continued in May, although markets recovered ground late in the month. Value stocks continued to outperform growth stocks. The concerns that had dominated markets for months continued, including high inflation and geopolitical tensions that exacerbated high crude oil, gasoline, and food prices. In response, the Fed raised the federal funds rate by 0.50%, with broad expectations of multiple rate hikes to come. Meanwhile, highly contagious COVID-19 variants persisted. However, labor markets in the U.S., the U.K., and Europe remained strong. The U.S. recorded a 3.6% unemployment rate, although labor market participation remained low. U.S. retail sales for April, released in May, indicated a fourth consecutive monthly increase, reflecting continued consumer resilience.
A historically bad year in financial markets continued in June, with stocks posting further losses en route to their worst first half of a year in 50 years. Bonds didn’t fare much better. Driving the losses were the same factors that have been at play: rising global inflation and fears of recession as central banks increase rates to try to curb inflation, which climbed above 9% in June in the U.S. The Fed raised its short-term rate by another 0.75% in June, ending the month at a 1.50%–1.75% range. Meanwhile, U.S. economic data remained relatively robust as the U.S. unemployment rate held steady at 3.6% and the housing market was only marginally affected, so far, by sharply higher mortgage rates.
Markets rebounded in July, led by U.S. stocks. While evidence began to point to an economic slowdown, and possibly a recession after two consecutive quarters of negative GDP growth, the U.S. labor market remained surprisingly robust: July nonfarm payrolls grew by more than 500,000 and U.S. unemployment dipped to 3.5%. Meanwhile, crude oil and retail gasoline prices, major contributors to recent overall inflation, fell substantially from earlier highs. And while U.S. housing market data indicated a continued rise in home prices, home sales fell as houses became less affordable with mortgage rates at a 13-year high. The Fed raised rates another 0.75% in July and forecasts pointed to continued rate increases.
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Allspring Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Thank you for choosing to invest with Allspring Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,
Andrew Owen
President
Allspring Funds
“ A historically bad year in financial markets continued in June, with stocks posting further losses en route to their worst first half of a year in 50 years.”

For further information about your fund, contact your investment professional, visit our website at allspringglobal.com, or call us directly at 1-800-222-8222.

[1]	The MSCI ACWI (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets. You cannot invest directly in an index.

Government Money Market Funds  |  3

Letter to shareholders (unaudited)
Notice to Shareholders
Russia launched a large-scale invasion of Ukraine on February 24, 2022. As a result of this military action, the United States and many other countries have instituted various economic sanctions against Russian and Belarus individuals and entities. The situation has led to increased financial market volatility and has had severe adverse effects on regional and global economic markets, including the markets for certain securities and commodities, such as oil and natural gas. The extent and duration of the military action, resulting sanctions imposed, other punitive action taken and the resulting market disruptions cannot be easily predicted.
Our solidarity and support goes out to our impacted employees and the people affected in Ukraine and their families. Allspring has a dedicated team of investment professionals actively monitoring the situation for any new developments and the potential impact to our clients and investment products. As the situation remains fluid, we are focused on the assessment of risks, valuation, and liquidity of impacted securities. Please visit our website at allspringglobal.com and click on “Russia-Ukraine Updates” for further information.

4  |  Government Money Market Funds

This page is intentionally left blank.

Performance highlights (unaudited)
Investment objective	The Fund seeks current income exempt from most state and local individual income taxes, while preserving capital and liquidity.
Manager	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio managers	Michael C. Bird, CFA®‡, Jeffrey L. Weaver, CFA®‡, Laurie White

Average annual total returns (%) as of July 31, 2022
					Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	Gross	Net [2]
Class A (WFTXX)	11-8-1999	0.13	0.68	0.35	0.61	0.60
Administrator Class (WTRXX)	6-30-2010	0.20	0.87	0.46	0.34	0.30
Institutional Class (WOTXX)[3]	10-31-2014	0.24	0.93	0.51	0.22	0.20
Service Class (NWTXX)	12-3-1990	0.14	0.74	0.39	0.51	0.50
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment returns will fluctuate. The Fund’s yield figures more closely reflect the current earnings of the Fund than the total return figures. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Money market funds are sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to an investment in the Fund and are described in the Fund’s current prospectus.
For government money market funds: You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[1]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.
[2]	The manager has contractually committed through May 31, 2023, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.60% for Class A, 0.30% for Administrator Class, 0.20% for Institutional Class, and 0.50% for Service Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. The manager and/or its affiliates may also voluntarily waive all or a portion of any fees to which they are entitled and/or reimburse certain expenses as they may determine from time to time. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.
[3]	Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Administrator Class shares, and includes the higher expenses applicable to the Administrator Class shares. If these expenses had not been included, returns for the Institutional Class shares would be higher.

Yield summary (%) as of July 31, 2022
	Class A	Administrator Class	Institutional Class	Service Class
7-day current yield[1]	1.11	1.39	1.49	1.19
7-day compound yield	1.12	1.40	1.50	1.20
30-day simple yield	0.86	1.15	1.25	0.95

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

6  |  Government Money Market Funds

Performance highlights (unaudited)
Yield summary (%) as of July 31, 2022
	Class A	Administrator Class	Institutional Class	Service Class
30-day compound yield	0.87	1.16	1.26	0.96

[1]	The manager has contractually committed through May 31, 2023, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses and may also voluntarily waive or reimburse additional fees and expenses which may be discontinued or modified at any time without notice. Without these reductions, the Fund’s 7-day current yield would have been 1.09%, 1.34%, 1.46% and 1.17% for Class A, Administrator Class, Institutional Class and Service Class, respectively.

Government Money Market Funds  |  7

Performance highlights (unaudited)
Portfolio composition as of July 31, 2022[1]
[1]	Figures represent the percentage of the Fund's total investments. These amounts are subject to change and may have changed since the date specified.

Effective maturity distribution as of July 31, 2022[1]
[1]	Figures represent the percentage of the Fund's total investments. These amounts are subject to change and may have changed since the date specified.

Weighted average maturity as of July 31, 2022[1]
42 days
[1]	Weighted Average Maturity (WAM): WAM is an average of the effective maturities of all securities held in the portfolio, weighted by each security’s percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. WAM calculations allow for the maturities of certain securities with demand features or periodic interest rate resets to be shortened. WAM is a way to measure a fund’s sensitivity to potential interest rate changes. WAM is subject to change and may have changed since the date specified.

Weighted average life as of July 31, 2022[1]
87 days
[1]	Weighted Average Life (WAL): WAL is an average of the final maturities of all securities held in the portfolio, weighted by their percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. In contrast to WAM, the calculation of WAL allows for the maturities of certain securities with demand features to be shortened, but not the periodic interest rate resets. WAL is a way to measure a fund’s potential sensitivity to credit spread changes. WAL is subject to change and may have changed since the date specified.

8  |  Government Money Market Funds

Fund expenses (unaudited)
As a shareholder of the Fund, you incur ongoing costs including management fees,shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from February 1, 2022 to July 31, 2022.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning account value 2-1-2022	Ending account value 7-31-2022	Expenses paid during the period[1]	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,001.14	$2.13	0.43%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.66	$2.16	0.43%
Administrator Class
Actual	$1,000.00	$1,001.96	$1.29	0.26%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.51	$1.30	0.26%
Institutional Class
Actual	$1,000.00	$1,002.33	$0.94	0.19%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.85	$0.95	0.19%
Service Class
Actual	$1,000.00	$1,001.36	$1.89	0.38%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.91	$1.91	0.38%
1 Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half-year period).

Government Money Market Funds  |  9

Portfolio of investments—July 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities: 105.69%
U.S. Cash Management Bill ☼	1.39%	10-4-2022	$ 200,000,000	$ 199,506,844
U.S. Cash Management Bill ☼	1.52	10-11-2022	200,000,000	199,403,403
U.S. Cash Management Bill ☼	2.07	10-25-2022	200,000,000	199,029,111
U.S. Cash Management Bill ☼	2.09	10-18-2022	200,000,000	199,100,833
U.S. Cash Management Bill ☼	2.21	11-1-2022	200,000,000	198,879,389
U.S. Cash Management Bill ☼	2.26	11-8-2022	250,000,000	248,458,281
U.S. Cash Management Bill ☼	2.56	11-15-2022	250,000,000	248,130,278
U.S. Cash Management Bill ☼%%	2.74	11-29-2022	250,000,000	247,755,528
U.S. Cash Management Bill ☼	2.77	11-22-2022	250,000,000	247,845,938
U.S. Treasury Bill ☼	0.11	10-6-2022	200,000,000	199,399,354
U.S. Treasury Bill ☼	0.16	11-3-2022	70,000,000	69,970,756
U.S. Treasury Bill ☼	0.39	12-29-2022	10,000,000	9,983,750
U.S. Treasury Bill ☼	0.51	9-27-2022	500,000,000	498,557,500
U.S. Treasury Bill ☼	0.62	1-26-2023	10,000,000	9,969,443
U.S. Treasury Bill ☼	0.73	8-30-2022	1,200,000,000	1,198,300,987
U.S. Treasury Bill ☼	0.92	8-4-2022	200,000,000	199,984,708
U.S. Treasury Bill ☼	0.97	8-16-2022	1,000,000,000	999,252,916
U.S. Treasury Bill ☼	1.04	8-18-2022	200,000,000	199,902,014
U.S. Treasury Bill ☼	1.08	8-25-2022	200,000,000	199,857,000
U.S. Treasury Bill ☼##	1.12	8-2-2022	839,000,000	838,973,919
U.S. Treasury Bill ☼	1.13	9-1-2022	200,000,000	199,806,078
U.S. Treasury Bill ☼	1.16	9-13-2022	200,000,000	199,722,889
U.S. Treasury Bill ☼	1.17	8-11-2022	442,180,000	442,036,997
U.S. Treasury Bill ☼	1.18	9-8-2022	230,000,000	229,713,982
U.S. Treasury Bill ☼	1.32	8-9-2022	1,450,000,000	1,449,574,522
U.S. Treasury Bill ☼	1.53	9-15-2022	250,000,000	249,523,438
U.S. Treasury Bill ☼	1.63	9-6-2022	750,000,000	748,784,375
U.S. Treasury Bill ☼	1.65	9-22-2022	210,000,000	209,500,641
U.S. Treasury Bill ☼	1.74	9-20-2022	400,000,000	399,038,611
U.S. Treasury Bill ☼	1.76	9-29-2022	200,000,000	199,425,406
U.S. Treasury Bill ☼	1.83	8-23-2022	1,663,590,000	1,661,732,226
U.S. Treasury Bill ☼	1.86	10-13-2022	200,000,000	199,249,596
U.S. Treasury Bill ☼	2.18	10-20-2022	200,000,000	199,038,555
U.S. Treasury Bill ☼	2.55	10-27-2022	150,000,000	149,082,875
U.S. Treasury Note	0.13	8-31-2022	20,000,000	20,000,552
U.S. Treasury Note	0.13	10-31-2022	20,000,000	20,000,671
U.S. Treasury Note	0.13	11-30-2022	65,000,000	64,983,332
U.S. Treasury Note	0.13	12-31-2022	15,000,000	14,983,627
U.S. Treasury Note	0.13	2-28-2023	10,000,000	9,933,510
U.S. Treasury Note	0.13	4-30-2023	100,000,000	98,531,841
U.S. Treasury Note	0.13	5-15-2023	30,000,000	29,487,189
U.S. Treasury Note	0.13	6-30-2023	20,000,000	19,635,517
U.S. Treasury Note	0.25	4-15-2023	55,000,000	54,253,598
U.S. Treasury Note	1.38	10-15-2022	80,000,000	80,202,431
U.S. Treasury Note	1.38	2-15-2023	20,000,000	19,977,022
U.S. Treasury Note	1.50	8-15-2022	20,000,000	20,010,879
U.S. Treasury Note	1.50	1-15-2023	20,000,000	19,993,568
U.S. Treasury Note	1.63	8-15-2022	20,000,000	20,011,837
U.S. Treasury Note	1.63	8-31-2022	40,000,000	40,050,332
U.S. Treasury Note	1.63	11-15-2022	40,000,000	40,077,945
U.S. Treasury Note	1.75	1-31-2023	10,000,000	10,008,372
U.S. Treasury Note	1.75	5-15-2023	70,000,000	69,757,004
U.S. Treasury Note	1.88	10-31-2022	10,000,000	10,044,039
U.S. Treasury Note	2.00	11-30-2022	40,000,000	40,185,094
The accompanying notes are an integral part of these financial statements.

10  |  Government Money Market Funds

Portfolio of investments—July 31, 2022 (unaudited)

		Interest rate	Maturity date	Principal	Value
U.S. Treasury securities (continued)
U.S. Treasury Note (U.S. Treasury 3 Month Bill Money Market Yield +0.08%) ±		2.46%	4-30-2024	$ 240,000,000	$ 239,742,845
U.S. Treasury Note		2.50	3-31-2023	10,000,000	10,056,613
U.S. Treasury Note (U.S. Treasury 3 Month Bill Money Market Yield +0.02%) ±		2.52	1-31-2024	190,000,000	190,109,841
U.S. Treasury Note (U.S. Treasury 3 Month Bill Money Market Yield +0.04%) ±%%		2.54	7-31-2024	90,000,000	89,999,959
U.S. Treasury Note (U.S. Treasury 3 Month Bill Money Market Yield +0.03%) ±		2.57	4-30-2023	360,000,000	360,007,853
U.S. Treasury Note (U.S. Treasury 3 Month Bill Money Market Yield +0.03%) ±		2.57	7-31-2023	80,000,000	80,002,424
U.S. Treasury Note (U.S. Treasury 3 Month Bill Money Market Yield +0.04%) ±		2.57	10-31-2023	440,000,000	440,072,458
U.S. Treasury Note (U.S. Treasury 3 Month Bill Money Market Yield +0.06%) ±		2.59	10-31-2022	400,000,000	399,998,056
U.S. Treasury Note (U.S. Treasury 3 Month Bill Money Market Yield +0.05%) ±		2.59	1-31-2023	190,000,000	190,023,853
U.S. Treasury Note		2.63	2-28-2023	20,000,000	20,104,818
Total U.S. Treasury securities (Cost $15,670,739,223)					15,670,739,223
Total investments in securities (Cost $15,670,739,223)	105.69%				15,670,739,223
Other assets and liabilities, net	(5.69)				(843,083,392)
Total net assets	100.00%				$14,827,655,831

##	All or a portion of this security is segregated for when-issued securities.
±	Variable rate investment. The rate shown is the rate in effect at period end.
☼	Zero coupon security. The rate represents the current yield to maturity.
%%	The security is purchased on a when-issued basis.
The accompanying notes are an integral part of these financial statements.

Government Money Market Funds  |  11

Statement of assets and liabilities—July 31, 2022 (unaudited)

Assets
Investments in unaffiliated securities, at amortized cost	$ 15,670,739,223
Cash	8,207
Receivable for investments sold	400,000,000
Receivable for interest	11,216,734
Receivable for Fund shares sold	5,657,985
Prepaid expenses and other assets	524,366
Total assets	16,088,146,515
Liabilities
Payable for investments purchased	897,968,600
Payable for when-issued transactions	337,761,919
Payable for Fund shares redeemed	13,078,648
Dividends payable	7,926,076
Management fee payable	1,423,740
Administration fees payable	1,193,728
Trustees’ fees and expenses payable	781
Accrued expenses and other liabilities	1,137,192
Total liabilities	1,260,490,684
Total net assets	$14,827,655,831
Net assets consist of
Paid-in capital	$ 14,827,765,597
Total distributable loss	(109,766)
Total net assets	$14,827,655,831
Computation of net asset value per share
Net assets – Class A	$ 43,736,838
Shares outstanding – Class A1	43,735,468
Net asset value per share – Class A	$1.00
Net assets – Administrator Class	$ 403,437,063
Shares outstanding – Administrator Class[1]	403,421,589
Net asset value per share – Administrator Class	$1.00
Net assets – Institutional Class	$ 9,905,071,310
Shares outstanding – Institutional Class[1]	9,904,803,766
Net asset value per share – Institutional Class	$1.00
Net assets – Service Class	$ 4,475,410,620
Shares outstanding – Service Class[1]	4,475,294,322
Net asset value per share – Service Class	$1.00
[1]	The Fund has an unlimited number of authorized shares.
The accompanying notes are an integral part of these financial statements.

12  |  Government Money Market Funds

Statement of operations—six months ended July 31, 2022 (unaudited)

Investment income
Interest	$ 49,595,670
Expenses
Management fee	10,630,047
Administration fees
Class A	52,787
Administrator Class	205,818
Institutional Class	3,972,488
Service Class	2,900,407
Shareholder servicing fees
Class A	59,985
Administrator Class	205,818
Service Class	6,042,515
Custody and accounting fees	393,223
Professional fees	31,507
Registration fees	164,660
Shareholder report expenses	20,865
Trustees’ fees and expenses	10,165
Other fees and expenses	95,117
Total expenses	24,785,402
Less: Fee waivers and/or expense reimbursements
Fund-level	(3,914,523)
Class A	(24,677)
Administrator Class	(91,096)
Service Class	(1,713,605)
Net expenses	19,041,501
Net investment income	30,554,169
Net realized losses on investments	(167,217)
Net increase in net assets resulting from operations	$30,386,952
The accompanying notes are an integral part of these financial statements.

Government Money Market Funds  |  13

Statement of changes in net assets

	Six months ended July 31, 2022 (unaudited)		Year ended January 31, 2022
Operations
Net investment income		$ 30,554,169		$ 1,896,261
Net realized losses on investments		(167,217)		(58,032)
Net increase in net assets resulting from operations		30,386,952		1,838,229
Distributions to shareholders from
Net investment income and net realized gains
Class A		(53,178)		(12,378)
Administrator Class		(831,300)		(50,308)
Institutional Class		(23,248,088)		(1,190,941)
Service Class		(6,421,603)		(567,854)
Sweep Class		N/A		(30,845) [1]
Total distributions to shareholders		(30,554,169)		(1,852,326)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	12,812,692	12,812,692	118,470,894	118,470,894
Administrator Class	430,636,525	430,636,525	1,836,092,008	1,836,092,008
Institutional Class	17,533,657,617	17,533,657,617	35,621,095,104	35,621,095,104
Service Class	11,816,001,325	11,816,001,325	25,165,686,665	25,165,686,665
Sweep Class	N/A	N/A	1,687,760,994 [1]	1,687,760,994 [1]
		29,793,108,159		64,429,105,665
Reinvestment of distributions
Class A	52,111	52,111	12,172	12,172
Administrator Class	570,367	570,367	34,027	34,027
Institutional Class	11,962,768	11,962,768	648,015	648,015
Service Class	2,170,423	2,170,423	190,790	190,790
Sweep Class	N/A	N/A	24,216 [1]	24,216 [1]
		14,755,669		909,220
Payment for shares redeemed
Class A	(16,536,517)	(16,536,517)	(274,067,705)	(274,067,705)
Administrator Class	(463,588,197)	(463,588,197)	(1,893,982,528)	(1,893,982,528)
Institutional Class	(18,438,134,436)	(18,438,134,436)	(37,145,224,574)	(37,145,224,574)
Service Class	(12,678,958,853)	(12,678,958,853)	(25,055,393,988)	(25,055,393,988)
Sweep Class	N/A	N/A	(2,509,539,856) [1]	(2,509,539,856) [1]
		(31,597,218,003)		(66,878,208,651)
Net decrease in net assets resulting from capital share transactions		(1,789,354,175)		(2,448,193,766)
Total decrease in net assets		(1,789,521,392)		(2,448,207,863)
Net assets
Beginning of period		16,617,177,223		19,065,385,086
End of period		$ 14,827,655,831		$ 16,617,177,223
[1]	For the period from February 1, 2021 to April 26, 2021. Effective at the close of business on April 26, 2021, Sweep Class shares were liquidated and the class was subsequently closed.
The accompanying notes are an integral part of these financial statements.

14  |  Government Money Market Funds

Financial highlights
(For a share outstanding throughout each period)
		Year ended January 31
Class A	Six months ended July 31, 2022 (unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [1]	0.00 [1,2]	0.00 [1]	0.02	0.01	0.00 [1]
Net realized gains (losses) on investments	(0.00) [3]	(0.00) [3]	0.00 [1]	0.00 [1]	(0.00) [3]	(0.00) [3]
Total from investment operations	0.00 [1]	0.00 [1]	0.00 [1]	0.02	0.01	0.00 [1]
Distributions to shareholders from
Net investment income	(0.00) [1]	(0.00) [1]	(0.00) [1]	(0.02)	(0.01)	(0.00) [1]
Net realized gains	0.00	(0.00) [1]	(0.00) [1]	(0.00) [1]	(0.00) [1]	(0.00) [1]
Total distributions to shareholders	(0.00) [1]	(0.00) [1]	(0.00) [1]	(0.02)	(0.01)	(0.00) [1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[4]	0.11%	0.02%	0.14%	1.54%	1.35%	0.32%
Ratios to average net assets (annualized)
Gross expenses	0.62%	0.61%	0.61%	0.63%	0.71%	0.79%
Net expenses	0.43% *	0.06% *	0.31% *	0.60%	0.62%	0.64%
Net investment income	0.22%	0.02%	0.15%	1.49%	1.35%	0.31%
Supplemental data
Net assets, end of period (000s omitted)	$43,737	$47,409	$202,999	$468,360	$384,013	$291,246

*	Ratio includes class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Six months ended July 31, 2022 (unaudited)	0.17%
Year ended January 31, 2022	0.54%
Year ended January 31, 2021	0.29%

[1]	Amount is less than $0.005.
[2]	Calculated based upon average shares outstanding
[3]	Amount is more than $(0.005)
[4]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Government Money Market Funds  |  15

Financial highlights
(For a share outstanding throughout each period)
		Year ended January 31
Administrator Class	Six months ended July 31, 2022 (unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [1]	0.00 [1]	0.00 [1]	0.02	0.02	0.01
Net realized gains (losses) on investments	(0.00) [2]	(0.00) [2]	0.00 [1]	0.00 [1]	(0.00) [2]	(0.00) [2]
Total from investment operations	0.00 [1]	0.00 [1]	0.00 [1]	0.02	0.02	0.01
Distributions to shareholders from
Net investment income	(0.00) [1]	(0.00) [1]	(0.00) [1]	(0.02)	(0.02)	(0.01)
Net realized gains	0.00	(0.00) [1]	(0.00) [1]	(0.00) [1]	(0.00) [1]	(0.00) [1]
Total distributions to shareholders	(0.00) [1]	(0.00) [1]	(0.00) [1]	(0.02)	(0.02)	(0.01)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.20%	0.01%	0.20%	1.84%	1.67%	0.67%
Ratios to average net assets (annualized)
Gross expenses	0.35%	0.34%	0.34%	0.36%	0.44%	0.52%
Net expenses	0.26% *	0.06% *	0.22% *	0.30%	0.30%	0.30%
Net investment income	0.40%	0.01%	0.19%	1.85%	1.63%	0.65%
Supplemental data
Net assets, end of period (000s omitted)	$403,437	$435,818	$493,677	$554,447	$692,247	$914,471

*	Ratio includes class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Six months ended July 31, 2022 (unaudited)	0.04%
Year ended January 31, 2022	0.24%
Year ended January 31, 2021	0.08%

[1]	Amount is less than $0.005.
[2]	Amount is more than $(0.005)
[3]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

16  |  Government Money Market Funds

Financial highlights
(For a share outstanding throughout each period)
		Year ended January 31
Institutional Class	Six months ended July 31, 2022 (unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [1]	0.00 [1]	0.00 [1]	0.02	0.02	0.01
Net realized gains (losses) on investments	(0.00) [2]	(0.00) [2]	0.00 [1]	0.00 [1]	(0.00) [2]	(0.00) [2]
Total from investment operations	0.00 [1]	0.00 [1]	0.00 [1]	0.02	0.02	0.01
Distributions to shareholders from
Net investment income	(0.00) [1]	(0.00) [1]	(0.00) [1]	(0.02)	(0.02)	(0.01)
Net realized gains	0.00	(0.00) [1]	(0.00) [1]	(0.00) [1]	(0.00) [1]	(0.00) [1]
Total distributions to shareholders	(0.00) [1]	(0.00) [1]	(0.00) [1]	(0.02)	(0.02)	(0.01)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.23%	0.01%	0.24%	1.95%	1.77%	0.77%
Ratios to average net assets (annualized)
Gross expenses	0.23%	0.23%	0.22%	0.24%	0.31%	0.40%
Net expenses	0.19% *	0.06% *	0.18% *	0.20%	0.20%	0.20%
Net investment income	0.47%	0.01%	0.17%	1.92%	1.79%	0.78%
Supplemental data
Net assets, end of period (000s omitted)	$9,905,071	$10,797,673	$12,321,170	$7,564,485	$7,296,690	$4,700,731

*	Ratio includes class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Six months ended July 31, 2022 (unaudited)	0.01%
Year ended January 31, 2022	0.14%
Year ended January 31, 2021	0.02%

[1]	Amount is less than $0.005.
[2]	Amount is more than $(0.005)
[3]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Government Money Market Funds  |  17

Financial highlights
(For a share outstanding throughout each period)
		Year ended January 31
Service Class	Six months ended July 31, 2022 (unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [1]	0.00 [1]	0.00 [1]	0.02	0.01	0.00 [1]
Net realized gains (losses) on investments	(0.00) [2]	(0.00) [2]	0.00 [1]	0.00 [1]	(0.00) [2]	(0.00) [2]
Total from investment operations	0.00 [1]	0.00 [1]	0.00 [1]	0.02	0.01	0.00 [1]
Distributions to shareholders from
Net investment income	(0.00) [1]	(0.00) [1]	(0.00) [1]	(0.02)	(0.01)	(0.00) [1]
Net realized gains	0.00	(0.00) [1]	(0.00) [1]	(0.00) [1]	(0.00) [1]	(0.00) [1]
Total distributions to shareholders	(0.00) [1]	(0.00) [1]	(0.00) [1]	(0.02)	(0.01)	(0.00) [1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.14%	0.01%	0.15%	1.64%	1.46%	0.46%
Ratios to average net assets (annualized)
Gross expenses	0.52%	0.52%	0.51%	0.53%	0.61%	0.69%
Net expenses	0.38% *	0.06% *	0.25% *	0.50%	0.50%	0.50%
Net investment income	0.27%	0.01%	0.12%	1.58%	1.45%	0.45%
Supplemental data
Net assets, end of period (000s omitted)	$4,475,411	$5,336,278	$5,225,755	$4,230,537	$2,796,397	$2,945,498

*	Ratio includes class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Six months ended July 31, 2022 (unaudited)	0.12%
Year ended January 31, 2022	0.44%
Year ended January 31, 2021	0.25%

[1]	Amount is less than $0.005.
[2]	Amount is more than $(0.005)
[3]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

18  |  Government Money Market Funds

Notes to financial statements (unaudited)
1. ORGANIZATION
Allspring Funds Trust (the "Trust"), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring 100% Treasury Money Market Fund(the "Fund") which is a diversified series of the Trust.
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.
Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC ("Allspring Funds Management"). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund's commitment to purchase when-issued securities. Securities purchased on a when-issued basis are valued using amortized cost which approximates market value and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.
Distributions to shareholders
Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund's fiscal year end. Therefore, a portion of the Fund's distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund's tax

Government Money Market Funds  |  19

Notes to financial statements (unaudited)
positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of July 31, 2022, the cost of investments for federal income tax purposes is substantially the same as for financial reporting purposes.
Class allocations
The separate classes of shares offered by the Fund differ principally in shareholder servicing and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of July 31, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
U.S. Treasury securities	$0	$15,670,739,223	$0	$15,670,739,223
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the six months ended July 31, 2022, the Fund did not have any transfers into/out of Level 3.
4. TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $5 billion	0.150%
Next $5 billion	0.140
Next $5 billion	0.130
Next $85 billion	0.125
Over $100 billion	0.120

20  |  Government Money Market Funds

Notes to financial statements (unaudited)
For the six months ended July 31, 2022, the management fee was equivalent to an annual rate of 0.14% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.05% and declining to 0.01% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.22%
Administrator Class	0.10
Institutional Class	0.08
Service Class	0.12
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund.  When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses.  When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses.  Allspring Funds Management has contractually committed through May 31, 2023 to waive fees and/or reimburse expenses to the extent necessary to cap expenses.  Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. In addition to the contractual waivers and/or reimbursements, Allspring Funds Management also voluntarily waived certain class-level expenses during the six months ended July 31, 2022 in order to maintain a positive yield.  These voluntary class-level waivers may be discontinued at any time.  As of July 31, 2022, the contractual expense caps are as follows:
Expense ratio caps
Class A	0.60%
Administrator Class	0.30
Institutional Class	0.20
Service Class	0.50
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A and Service Class are charged a fee at an annual rate of 0.25% of the respective average daily net assets of each class. Administrator Class is charged a fee at an annual rate of 0.10% of its average daily net assets. A portion of these total shareholder servicing fees were paid to affiliates.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.

Government Money Market Funds  |  21

Notes to financial statements (unaudited)
5. INDEMNIFICATION
Under the Fund's organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
6. CORONAVIRUS (COVID-19) PANDEMIC
On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are affecting the entire global economy, individual companies and investment products, the funds, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may last for an extended period of time. COVID-19 has led to significant uncertainty and volatility in the financial markets.

22  |  Government Money Market Funds

Other information (unaudited)
PROXY VOTING INFORMATION
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
PORTFOLIO HOLDINGS INFORMATION
The Fund files its complete schedule of portfolio holdings with the SEC each month on Form N-MFP. Shareholders may view the filed Form N-MFP by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

Government Money Market Funds  |  23

Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 136 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019	Retired. Chairman of the Board of CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).	N/A
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

24  |  Government Money Market Funds

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously taught at Cornell University from 1978 to 1993.	N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A
James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Board member of the Destination Medical Center Economic Development Agency, Rochester, Minnesota since 2019. Interim President of the McKnight Foundation from January to September 2020. McKnight Foundation Consultant, November 2020 to February 2021. Acting Commissioner, Minnesota Department of Human Services, July 2019 through September 2019. Consultant (part-time), Minnesota Department of Human Services, October 2019 through December 2019. Chief Operating Officer, Twin Cities Habitat for Humanity from 2017 to 2019. Vice President of University Services, University of Minnesota from 2012 to 2016. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2011 to 2012, Chairman of the Board from 2009 to 2012 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Executive Vice President of the Minnesota Wild Foundation from 2004 to 2008. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently Board Chair of the Minnesota Wild Foundation since 2010.	N/A
*  Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Government Money Market Funds  |  25

Other information (unaudited)
Officers2
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	President, Chief Executive Officer and Director of Allspring Funds Management, LLC since 2017 and co-president of Galliard Capital Management, LLC, an affiliate of Allspring Funds Management, LLC, since 2019. Prior thereto, Head of Affiliated Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014. In addition, Mr. Owen was an Executive Vice President of Wells Fargo & Company from 2014 to 2021.
Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Fund Complex)	Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Kate McKinley (Born 1977)	Chief Legal Officer, since 2021	Chief Legal Officer of Allspring Global Investments since 2021. Prior thereto, held various roles at State Street Global Advisors beginning in 2010, including serving as Senior Vice President and General Counsel from 2019 to 2021, and Chief Operating Officer of the Institutional Client Group from 2016 - 2019. Prior to working at State Street Global Advisors served as Assistant General Counsel for Bank of America Corporation from 2005 to 2010 and as an Associate at WilmerHale from 2002 to 2005.
Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022	Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015 Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.
Matthew Prasse (Born 1983)	Secretary, since 2021	Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at Morgan, Lewis & Bockius LLP from 2008 to 2015.
1  The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at allspringglobal.com.
2  For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

26  |  Government Money Market Funds

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund's website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call
1-800-222-8222 or visit the Fund's website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2022 Allspring Global Investments Holdings, LLC. All rights reserved.
PAR-0822-00634 09-22
SA300/SAR300 07-22

ITEM 2. CODE OF ETHICS

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. INVESTMENTS

A Portfolio of Investments for each series of Allspring Funds Trust is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMEENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that have been implemented since the registrant’s last provided disclosure in response to the requirements of this Item.

ITEM 11. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Allspring Funds Trust disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the most recent fiscal half-year of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURES OF SECURITIES LENDING ACTIVITES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13. EXHIBITS

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Allspring Funds Trust

By:	/s/Andrew Owen

Andrew Owen
President

Date:	September 27, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Allspring Funds Trust

By:	/s/Andrew Owen

Andrew Owen
President

Date:	September 27, 2022

By:	/s/Jeremy DePalma

Jeremy DePalma
Treasurer

Date:	September 27, 2022